UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end:   October 31, 2013

Date of reporting period:   April 30, 2013

Item 1. Reports to Stockholders.

APRIL 30, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Barclays TIPS Bond Fund | TIP | NYSE Arca
➢	iShares Barclays 0-5 Year TIPS Bond Fund | STIP | NYSE Arca
➢	iShares Global Inflation-Linked Bond Fund | GTIP | NYSE Arca
➢	iShares International Inflation-Linked Bond Fund | ITIP | NYSE Arca

Fund Performance Overview

iSHARES® BARCLAYS TIPS BOND FUND

Performance as of April 30, 2013

The iShares Barclays TIPS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Index”). The Index measures the performance of the inflation-protected public obligations of the U.S. Treasury. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 0.17%, net of fees, while the total return for the Index was 0.25%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.21%	4.25%	4.41%	4.21%	4.25%	4.41%
5 Years	6.34%	6.29%	6.51%	35.97%	35.67%	37.05%
Since Inception	6.14%	6.14%	6.31%	75.21%	75.22%	77.86%

The inception date of the Fund was 12/4/03. The first day of secondary market trading was 12/5/03.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,001.70	$0.99	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 4/30/13

Maturity	Percentage of Total Investments*

0-1 Year	3.94%
1-5 Years	33.79
5-10 Years	33.74
10-15 Years	14.24
15-20 Years	6.70
More than 20 Years	7.59

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

U.S. Treasury Inflation-Indexed Bonds, 1.13%, 01/15/21	7.01%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 07/15/22	6.83
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/18	4.92
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/17	4.82
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 07/15/21	4.04

TOTAL	27.62%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

Performance as of April 30, 2013

The iShares Barclays 0-5 Year TIPS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) (the “Index”). The Index measures the performance of the inflation-protected public obligations of the U.S. Treasury that have a remaining maturity of less than five years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 0.14%, net of fees, while the total return for the Index was 0.24%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.42%	0.41%	0.63%	0.42%	0.41%	0.63%
Since Inception	2.76%	2.77%	2.97%	6.79%	6.82%	7.31%

The inception date of the Fund was 12/1/10. The first day of secondary market trading was 12/3/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,001.40	$0.99	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 4/30/13

Maturity	Percentage of Total Investments*

0-1 Year	26.06%
1-2 Years	17.67
2-3 Years	23.18
3-4 Years	26.90
4-5 Years	6.19

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/17	14.55%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/16	12.55
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 07/15/14	7.53
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 01/15/14	7.28
U.S. Treasury Inflation-Indexed Bonds, 2.38%, 01/15/17	6.85

TOTAL	48.76%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

Performance as of April 30, 2013

The iShares Global Inflation-Linked Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the BofA Merrill Lynch Global Diversified Inflation-Linked IndexSM (the “Index”). The Index is a broad, market value weighted, capped total return index designed to measure the performance of inflation-linked sovereign debt that is publicly-issued and denominated in the issuer’s own domestic market and currency. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 3.88%, net of fees, while the total return for the Index was 4.15%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.67%	9.80%	7.23%	6.67%	9.80%	7.23%
Since Inception	6.46%	7.36%	7.09%	13.01%	14.89%	14.31%

The inception date of the Fund was 5/18/11. The first day of secondary market trading was 5/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,038.80	$2.02	$1,000.00	$1,022.80	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

BOND CREDIT QUALITY

As of 4/30/13

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	41.96%
Aa1	30.24
Aa3	1.09
A2	0.25
Baa1	3.34
Baa2	14.16
Not Rated	8.96

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 4/30/13

Country	Percentage of Total Investments*

United States	34.95%
United Kingdom	20.91
Brazil	11.83
France	9.33
Italy	5.47
Germany	2.51
Mexico	2.50
Canada	2.25
Turkey	2.05
Israel	1.76

TOTAL	93.56%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

Performance as of April 30, 2013

The iShares International Inflation-Linked Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the BofA Merrill Lynch Global ex-US Diversified Inflation-Linked IndexSM (the “Index”). The Index is a broad, market value weighted, capped total return index designed to measure the performance of inflation-linked sovereign debt that is publicly-issued and denominated in the issuer’s own domestic market and currency. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 4.46%, net of fees, while the total return for the Index was 4.86%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.86%	6.42%	8.69%	7.86%	6.42%	8.69%
Since Inception	4.47%	4.69%	4.96%	8.93%	9.37%	9.92%

The inception date of the Fund was 5/18/11. The first day of secondary market trading was 5/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,044.60	$2.03	$1,000.00	$1,022.80	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

BOND CREDIT QUALITY

As of 4/30/13

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	18.82%
Aa1	25.98
Aa3	4.29
A1	1.99
A2	1.18
Baa1	8.78
Baa2	22.68
Not Rated	16.28

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 4/30/13

Country	Percentage of Total Investments*

Brazil	15.09%
United Kingdom	13.60
France	12.38
Italy	7.59
South Africa	4.66
Israel	4.62
Canada	4.60
Turkey	4.58
Australia	4.56
Germany	4.52

TOTAL	76.20%

*	Excludes money market funds.

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2012 and held through April 30, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE/SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS TIPS BOND FUND

April 30, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.59%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16[a]	$772,545	$809,723,912
0.13%, 04/15/17	923,090	982,658,479
0.13%, 04/15/18	930,673	1,003,527,699
0.13%, 01/15/22	496,809	540,667,625
0.13%, 07/15/22	1,276,797	1,393,105,699
0.13%, 01/15/23	750,852	810,333,470
0.50%, 04/15/15[a]	350,543	363,140,743
0.63%, 07/15/21	722,411	825,129,245
0.63%, 02/15/43[a]	407,276	425,921,930
1.13%, 01/15/21	1,217,158	1,429,780,341
1.25%, 04/15/14[a]	192,822	196,768,894
1.25%, 07/15/20[a]	578,505	686,794,106
1.38%, 07/15/18[a]	277,387	321,552,505
1.38%, 01/15/20[a]	387,799	458,693,943
1.63%, 01/15/15[a]	459,497	482,759,275
1.63%, 01/15/18[a]	293,629	338,361,880
1.75%, 01/15/28[a]	332,166	429,376,802
1.88%, 07/15/15[a]	492,703	532,658,376
1.88%, 07/15/19[a]	377,889	458,662,383
2.00%, 01/15/14[a]	253,804	258,840,694
2.00%, 07/15/14[a]	331,005	345,176,172
2.00%, 01/15/16	715,744	785,752,430
2.00%, 01/15/26[a]	432,345	567,655,419
2.13%, 01/15/19[a]	209,135	252,661,341
2.13%, 02/15/40	262,597	382,078,667
2.13%, 02/15/41[a]	502,136	734,844,977
2.38%, 01/15/17[a]	391,787	450,493,552
2.38%, 01/15/25[a]	569,288	765,869,863
2.38%, 01/15/27	373,954	515,939,793
2.50%, 07/15/16[a]	395,825	450,992,585
2.50%, 01/15/29[a]	350,477	497,951,533
2.63%, 07/15/17[a]	290,567	344,866,300
3.38%, 04/15/32	95,930	157,249,578
3.63%, 04/15/28[a]	388,261	615,090,350
3.88%, 04/15/29[a]	428,217	706,893,053

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $18,582,888,611)		20,321,973,614

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 19.84%

MONEY MARKET FUNDS — 19.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,c,d]	3,567,222	$3,567,221,637
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,c,d]	387,445	387,445,431
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]	94,970	94,969,987

		4,049,637,055

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,049,637,055)		4,049,637,055

TOTAL INVESTMENTS IN SECURITIES — 119.43%
(Cost: $22,632,525,666)		24,371,610,669
Other Assets, Less Liabilities — (19.43)%		(3,965,137,885)

NET ASSETS — 100.00%		$20,406,472,784

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

April 30, 2013

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.59%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16	$65,862	$69,031,447
0.13%, 04/15/17	75,181	80,032,915
0.13%, 04/15/18	25,109	27,074,294
0.50%, 04/15/15	32,439	33,604,832
1.25%, 04/15/14[a]	26,838	27,387,172
1.63%, 01/15/15	32,479	34,123,643
1.63%, 01/15/18	5,927	6,830,308
1.88%, 07/15/13[a]	33,722	33,885,598
1.88%, 07/15/15[a]	26,892	29,073,212
2.00%, 01/15/14	39,273	40,052,801
2.00%, 07/15/14	39,686	41,384,892
2.00%, 01/15/16	23,600	25,907,906
2.38%, 01/15/17[a]	32,759	37,667,306
2.50%, 07/15/16[a]	28,086	32,000,934
2.63%, 07/15/17[a]	24,974	29,640,613

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $545,257,666)		547,697,873

SHORT-TERM INVESTMENTS — 27.67%

MONEY MARKET FUNDS — 27.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,c,d]	122,913	122,913,423
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,c,d]	13,350	13,349,954
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]	15,932	15,931,742

		152,195,119

TOTAL SHORT-TERM INVESTMENTS
(Cost: $152,195,119)		152,195,119

TOTAL INVESTMENTS IN SECURITIES — 127.26%
(Cost: $697,452,785)		699,892,992
Other Assets, Less Liabilities — (27.26)%		(149,934,038)

NET ASSETS — 100.00%		$549,958,954

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

April 30, 2013

Security	Principal (000s)		Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 64.32%

AUSTRALIA — 0.94%
Australia (Commonwealth of)
3.00%, 09/20/25[a]	AUD	86	$125,419
4.00%, 08/20/20	AUD	90	181,011

			306,430

BRAZIL — 11.70%
Brazil (Federative Republic of)
5.94%, 08/15/14	BRL	816	968,333
5.94%, 08/15/20	BRL	306	398,625
5.94%, 08/15/40	BRL	706	1,008,799
5.94%, 08/15/50	BRL	53	76,927
6.02%, 05/15/15	BRL	594	717,392
6.02%, 05/15/35	BRL	454	637,870

			3,807,946

CANADA — 2.22%
Canada (Government of)
2.00%, 12/01/41	CAD	218	309,561
4.25%, 12/01/26	CAD	260	414,381

			723,942

CHILE — 1.07%
Chile (Republic of)
4.45%, 10/15/23	CLP	137,640	346,859

			346,859

COLOMBIA — 0.57%
Colombia (Republic of)
3.50%, 03/10/21	COP	308,966	184,245

			184,245

FRANCE — 9.22%
France (Republic of)
0.25%, 07/25/24	EUR	20	26,648
0.45%, 07/25/16	EUR	950	1,316,538
1.10%, 07/25/22	EUR	406	595,863
2.50%, 07/25/13	EUR	106	141,714
3.15%, 07/25/32	EUR	470	920,738

			3,001,501

GERMANY — 2.48%
Germany (Federal Republic of)
1.50%, 04/15/16	EUR	158	224,638

Security	Principal (000s)		Value

1.75%, 04/15/20	EUR	372	$582,140

			806,778

ISRAEL — 1.74%
Israel (State of)
0.50%, 06/30/13	ILS	480	143,478
3.50%, 04/30/18	ILS	638	240,866
4.00%, 05/30/36	ILS	422	180,566

			564,910

ITALY — 5.40%
Italy (Republic of)
2.10%, 09/15/17	EUR	549	745,192
2.10%, 09/15/21	EUR	16	20,801
2.15%, 09/15/14	EUR	226	307,227
2.35%, 09/15/19	EUR	10	13,367
2.35%, 09/15/35	EUR	217	260,749
2.55%, 09/15/41	EUR	120	142,774
3.10%, 09/15/26	EUR	196	268,622

			1,758,732

JAPAN — 0.86%
Japan (Government of)
1.10%, 09/10/16	JPY	9,297	105,030
1.20%, 12/10/17	JPY	15,116	175,357

			280,387

MEXICO — 2.47%
United Mexican States
2.50%, 12/10/20	MXN	4,937	450,879
4.00%, 11/15/40	MXN	2,089	245,182
4.50%, 12/18/14	MXN	1,247	108,713

			804,774

NEW ZEALAND — 0.05%
New Zealand (Government of)
4.50%, 02/15/16	NZD	12	16,688

			16,688

POLAND — 0.24%
Poland (Republic of)
3.00%, 08/24/16	PLN	237	79,893

			79,893

SOUTH AFRICA — 1.08%
South Africa (Republic of)
2.50%, 01/31/17	ZAR	946	118,009

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

April 30, 2013

Security	Principal (000s)		Value

3.45%, 12/07/33	ZAR	1,556	$232,968

			350,977

SOUTH KOREA — 0.22%
Korea (Republic of)
2.75%, 06/10/20	KRW	68,666	71,570

			71,570

SWEDEN — 1.24%
Sweden (Kingdom of)
3.50%, 12/01/15	SEK	950	197,023
3.50%, 12/01/28	SEK	725	205,326

			402,349

THAILAND — 0.11%
Thailand (Kingdom of)
1.20%, 07/14/21[a]	THB	1,046	36,509

			36,509

TURKEY — 2.03%
Turkey (Republic of)
2.00%, 10/26/22	TRY	97	59,529
4.00%, 04/01/20	TRY	470	317,302
7.00%, 10/01/14	TRY	465	283,131

			659,962

UNITED KINGDOM — 20.68%
United Kingdom
0.13%, 03/22/24	GBP	212	377,516
0.38%, 03/22/62[a]	GBP	145	297,131
0.63%, 03/22/40[a]	GBP	376	740,941
0.63%, 11/22/42[a]	GBP	151	304,850
0.75%, 03/22/34[a]	GBP	70	138,397
0.75%, 11/22/47	GBP	176	374,746
1.25%, 11/22/17	GBP	217	396,097
1.25%, 11/22/27	GBP	325	667,512
1.25%, 11/22/55	GBP	320	832,820
1.88%, 11/22/22	GBP	214	446,694
2.50%, 07/26/16[a]	GBP	181	987,421
4.13%, 07/22/30	GBP	220	1,165,978

			6,730,103

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $20,149,611)			20,934,555

Security	Principal or Shares (000s)		Value

U.S. GOVERNMENT OBLIGATIONS — 34.55%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/18	USD	68	$73,622
1.13%, 01/15/21	USD	1,854	2,178,171
1.38%, 07/15/18	USD	287	333,143
1.63%, 01/15/18	USD	1,213	1,397,979
1.88%, 07/15/13	USD	1,208	1,213,724
2.00%, 01/15/16	USD	1,158	1,270,966
2.00%, 01/15/26	USD	1,123	1,474,302
2.13%, 01/15/19	USD	189	228,560
2.13%, 02/15/41	USD	659	963,834
3.88%, 04/15/29	USD	1,280	2,112,784

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $10,743,697)			11,247,085

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]		33	33,092

			33,092

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,092)			33,092

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

April 30, 2013

Security	Value

TOTAL INVESTMENTS IN SECURITIES — 98.97%
(Cost: $30,926,400)	$32,214,732
Other Assets, Less Liabilities —1.03%	335,770

NET ASSETS — 100.00%	$32,550,502

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

April 30, 2013

Security	Principal (000s)		Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 97.37%

AUSTRALIA — 4.44%
Australia (Commonwealth of)
2.50%, 09/20/30[a]	AUD	419	$585,533
3.00%, 09/20/25[a]	AUD	1,192	1,738,373
4.00%, 08/20/15	AUD	228	425,784
4.00%, 08/20/20	AUD	1,559	3,135,510

			5,885,200

BRAZIL — 14.69%
Brazil (Federative Republic of)
5.94%, 08/15/14	BRL	2,681	3,181,497
5.94%, 08/15/20	BRL	3,675	4,787,412
5.94%, 08/15/24	BRL	827	1,105,000
5.94%, 08/15/50	BRL	2,595	3,766,498
6.02%, 05/15/13	BRL	1,925	2,197,558
6.02%, 05/15/15	BRL	424	512,078
6.02%, 05/15/17	BRL	786	982,909
6.02%, 05/15/35	BRL	1,078	1,514,537
6.02%, 05/15/45	BRL	994	1,431,078

			19,478,567

CANADA — 4.48%
Canada (Government of)
1.50%, 12/01/44	CAD	529	690,691
2.00%, 12/01/41	CAD	999	1,416,476
3.00%, 12/01/36	CAD	281	449,593
4.00%, 12/01/31	CAD	299	508,356
4.25%, 12/01/26	CAD	1,800	2,871,762

			5,936,878

CHILE — 4.20%
Chile (Republic of)
2.98%, 03/01/27	CLP	114,700	257,765
2.99%, 07/01/13	CLP	183,520	387,358
2.99%, 07/01/17	CLP	91,760	198,077
2.99%, 02/01/21	CLP	1,353,461	2,991,680
2.99%, 08/01/24	CLP	183,520	465,048
2.99%, 01/01/30	CLP	183,520	411,334
2.99%, 01/01/40	CLP	298,220	670,063
4.75%, 09/01/15	CLP	91,760	191,577

			5,572,902

Security	Principal (000s)		Value

COLOMBIA — 2.69%
Colombia (Republic of)
3.50%, 03/10/21	COP	5,973,333	$3,562,068

			3,562,068

FRANCE — 12.05%
France (Republic of)
0.25%, 07/25/18	EUR	164	228,529
0.45%, 07/25/16	EUR	1,619	2,243,835
1.00%, 07/25/17	EUR	1,302	1,865,327
1.10%, 07/25/22	EUR	2,693	3,950,728
1.60%, 07/25/15	EUR	1,697	2,388,138
1.80%, 07/25/40	EUR	265	455,362
1.85%, 07/25/27	EUR	118	188,237
2.10%, 07/25/23	EUR	305	491,530
2.25%, 07/25/20	EUR	334	530,905
3.15%, 07/25/32	EUR	1,429	2,797,992
3.40%, 07/25/29	EUR	423	836,814

			15,977,397

GERMANY — 4.41%
Germany (Federal Republic of)
0.10%, 04/15/23	EUR	741	1,038,273
0.75%, 04/15/18	EUR	627	899,536
1.50%, 04/15/16	EUR	1,006	1,429,761
1.75%, 04/15/20	EUR	1,583	2,473,728

			5,841,298

ISRAEL — 4.50%
Israel (State of)
0.50%, 06/30/13	ILS	1,723	515,024
2.75%, 08/30/41	ILS	500	154,514
3.50%, 04/30/18	ILS	3,518	1,328,161
4.00%, 07/31/24	ILS	2,226	957,302
4.00%, 05/30/36	ILS	3,259	1,394,619
5.00%, 04/30/15	ILS	3,997	1,617,547

			5,967,167

ITALY — 7.40%
Italy (Republic of)
1.70%, 09/15/18	EUR	224	295,221
2.10%, 09/15/16	EUR	780	1,063,451
2.10%, 09/15/17	EUR	2,538	3,447,486
2.10%, 09/15/21	EUR	683	887,493
2.15%, 09/15/14	EUR	503	683,088

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

April 30, 2013

Security	Principal (000s)		Value

2.35%, 09/15/19	EUR	218	$297,041
2.35%, 09/15/35	EUR	961	1,156,365
2.55%, 09/15/41	EUR	609	724,999
2.60%, 09/15/23	EUR	794	1,046,499
3.10%, 09/15/26	EUR	147	201,467

			9,803,110

JAPAN — 3.72%
Japan (Government of)
1.00%, 06/10/16	JPY	19,681	220,734
1.10%, 09/10/16	JPY	131,141	1,481,584
1.20%, 12/10/17	JPY	216,767	2,514,597
1.40%, 03/10/18	JPY	29,755	349,138
1.40%, 06/10/18	JPY	31,161	367,561

			4,933,614

MEXICO — 4.39%
United Mexican States
2.50%, 12/10/20	MXN	24,195	2,209,804
3.50%, 12/19/13	MXN	12,041	1,000,278
3.50%, 12/14/17	MXN	1,073	98,848
4.00%, 11/15/40	MXN	12,648	1,484,751
4.50%, 12/18/14	MXN	3,176	276,788
4.50%, 11/22/35	MXN	6,151	753,443

			5,823,912

NEW ZEALAND — 0.70%
New Zealand (Government of)
2.00%, 09/20/25	NZD	100	95,003
4.50%, 02/15/16	NZD	600	834,417

			929,420

POLAND — 1.15%
Poland (Republic of)
2.75%, 08/25/23	PLN	1,404	500,476
3.00%, 08/24/16	PLN	3,037	1,023,576

			1,524,052

SOUTH AFRICA — 4.54%
South Africa (Republic of)
2.25%, 01/31/38	ZAR	518	64,581
2.50%, 01/31/17	ZAR	8,256	1,030,210
2.50%, 12/31/50	ZAR	3,128	400,198
2.75%, 01/31/22	ZAR	7,387	981,940
3.45%, 12/07/33	ZAR	12,465	1,865,723

Security	Principal (000s)		Value

5.50%, 12/07/23	ZAR	10,038	$1,676,091

			6,018,743

SOUTH KOREA — 1.27%
Korea (Republic of)
1.50%, 06/10/21	KRW	1,115,582	1,084,089
2.75%, 03/10/17	KRW	277,108	272,008
2.75%, 06/10/20	KRW	317,953	331,399

			1,687,496

SWEDEN — 4.30%
Sweden (Kingdom of)
0.25%, 06/01/22	SEK	15	2,385
3.50%, 12/01/15	SEK	10,465	2,170,358
3.50%, 12/01/28	SEK	9,650	2,732,960
4.00%, 12/01/20	SEK	3,080	796,628

			5,702,331

THAILAND — 0.74%
Thailand (Kingdom of)
1.20%, 07/14/21[a]	THB	28,230	985,741

			985,741

TURKEY — 4.46%
Turkey (Republic of)
2.00%, 10/26/22	TRY	450	275,648
3.00%, 01/06/21	TRY	3,032	1,954,370
4.00%, 04/01/20	TRY	1,394	941,917
7.00%, 10/01/14	TRY	4,000	2,436,543
12.00%, 08/14/13	TRY	514	297,878

			5,906,356

UNITED KINGDOM — 13.24%
United Kingdom
0.13%, 03/22/24	GBP	524	931,085
0.38%, 03/22/62[a]	GBP	413	846,321
0.63%, 03/22/40[a]	GBP	1	1,128
0.63%, 11/22/42[a]	GBP	241	485,181
0.75%, 11/22/47	GBP	173	367,909
1.25%, 11/22/17	GBP	1,227	2,238,182
1.25%, 11/22/32	GBP	954	2,037,260
1.25%, 11/22/55	GBP	1,290	3,359,180
1.88%, 11/22/22	GBP	687	1,431,550
2.00%, 01/26/35	GBP	624	2,141,291
2.50%, 07/26/16[a]	GBP	193	1,051,759

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

April 30, 2013

Security	Principal or Shares (000s)		Value

2.50%, 07/17/24	GBP	181	$1,005,196
4.13%, 07/22/30	GBP	313	1,661,359

			17,557,401

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES (Cost: $123,792,627)			129,093,653

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]		210	209,581

			209,581

TOTAL SHORT-TERM INVESTMENTS
(Cost: $209,581)			209,581

TOTAL INVESTMENTS IN SECURITIES — 97.53%
(Cost: $124,002,208)			129,303,234
Other Assets, Less Liabilities — 2.47%			3,271,765

NET ASSETS — 100.00%			$132,574,999

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2013

	iShares Barclays TIPS Bond Fund	iShares Barclays 0-5 Year TIPS Bond Fund	iShares Global Inflation-Linked Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$18,582,888,611	$545,257,666	$30,893,308
Affiliated (Note 2)	4,049,637,055	152,195,119	33,092

Total cost of investments	$22,632,525,666	$697,452,785	$30,926,400

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$20,321,973,614	$547,697,873	$32,181,640
Affiliated (Note 2)	4,049,637,055	152,195,119	33,092

Total fair value of investments	24,371,610,669	699,892,992	32,214,732
Foreign currency, at value[b]	—	—	100,382
Receivables:
Investment securities sold	59,600,857	11,712,221	200,764
Interest	55,482,578	1,779,436	201,430
Capital shares sold	76,453	—	—

Total Assets	24,486,770,557	713,384,649	32,717,308

LIABILITIES
Payables:
Investment securities purchased	122,009,365	27,075,750	156,204
Collateral for securities on loan (Note 5)	3,954,667,068	136,263,377	—
Capital shares redeemed	229,360	—	—
Foreign taxes (Note 1)	—	—	11
Investment advisory fees (Note 2)	3,391,980	86,568	10,591

Total Liabilities	4,080,297,773	163,425,695	166,806

NET ASSETS	$20,406,472,784	$549,958,954	$32,550,502

Net assets consist of:
Paid-in capital	$17,978,468,584	$548,497,262	$31,315,255
Undistributed (distributions in excess of) net investment income	50,942,518	(918,869)	154,089
Undistributed net realized gain (accumulated net realized loss)	637,976,679	(59,646)	(209,058)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	1,739,085,003	2,440,207	1,290,216

NET ASSETS	$20,406,472,784	$549,958,954	$32,550,502

Shares outstanding[c]	167,300,000	5,350,000	600,000

Net asset value per share	$121.98	$102.80	$54.25

[a]	Securities on loan with values of $3,875,150,631, $133,277,358 and $ —, respectively. See Note 5.
[b]	Cost of foreign currency: $ —, $ — and $100,426, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2013

iShares International Inflation-Linked Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$123,792,627
Affiliated (Note 2)	209,581

Total cost of investments	$124,002,208

Investments in securities, at fair value (Note 1):
Unaffiliated	$129,093,653
Affiliated (Note 2)	209,581

Total fair value of investments	129,303,234
Foreign currency, at value[a]	954,497
Receivables:
Investment securities sold	1,234,607
Interest	1,159,930
Capital shares sold	5,148,299

Total Assets	137,800,567

LIABILITIES
Payables:
Investment securities purchased	5,183,938
Foreign taxes (Note 1)	290
Investment advisory fees (Note 2)	41,340

Total Liabilities	5,225,568

NET ASSETS	$132,574,999

Net assets consist of:
Paid-in capital	$128,552,494
Undistributed net investment income	482,749
Accumulated net realized loss	(1,774,049)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	5,313,805

NET ASSETS	$132,574,999

Shares outstanding[b]	2,600,000

Net asset value per share	$50.99

[a]	Cost of foreign currency: $953,121.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2013

	iShares Barclays TIPS Bond Fund	iShares Barclays 0-5 Year TIPS Bond Fund	iShares Global Inflation-Linked Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated[a,b]	$176,402,942	$1,077,337	$317,583
Interest — affiliated (Note 2)	36,480	424	47
Securities lending income — affiliated (Note 2)	2,054,807	44,071	—

Total investment income	178,494,229	1,121,832	317,630

EXPENSES
Investment advisory fees (Note 2)	21,555,032	453,565	45,561

Total expenses	21,555,032	453,565	45,561

Net investment income	156,939,197	668,267	272,069

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,136,018	(91,498)	4,486
In-kind redemptions — unaffiliated	683,465,218	191,239	—
Foreign currency transactions	—	—	(124,552)

Net realized gain (loss)	684,601,236	99,741	(120,066)

Net change in unrealized appreciation/depreciation on:
Investments	(819,933,544)	(490,202)	684,806
Translation of assets and liabilities in foreign currencies	—	—	1,419

Net change in unrealized appreciation/depreciation	(819,933,544)	(490,202)	686,225

Net realized and unrealized gain (loss)	(135,332,308)	(390,461)	566,159

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,606,889	$277,806	$838,228

[a]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.
[b]	Net of foreign withholding tax of $ —, $ — and $434, respectively.

See notes to financial statements.

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2013

iShares International Inflation-Linked Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated[a,b]	$1,731,583
Interest — affiliated (Note 2)	50

Total investment income	1,731,633

EXPENSES
Investment advisory fees (Note 2)	181,173

Total expenses	181,173

Net investment income	1,550,460

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(115,109)
Foreign currency transactions	(696,684)

Net realized loss	(811,793)

Net change in unrealized appreciation/depreciation on:
Investments	2,462,187
Translation of assets and liabilities in foreign currencies	11,573

Net change in unrealized appreciation/depreciation	2,473,760

Net realized and unrealized gain	1,661,967

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,212,427

[a]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.
[b]	Net of foreign withholding tax of $6,954.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays TIPS Bond Fund		iShares Barclays 0-5 Year TIPS Bond Fund
	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$156,939,197	$468,313,056	$668,267	$1,776,396
Net realized gain	684,601,236	893,491,827	99,741	985,743
Net change in unrealized appreciation/depreciation	(819,933,544)	347,736,940	(490,202)	1,026,711

Net increase in net assets resulting from operations	21,606,889	1,709,541,823	277,806	3,788,850

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(159,945,236)	(479,527,047)	(1,587,136)	(2,787,972)
Return of capital	—	—	—	(72,147)

Total distributions to shareholders	(159,945,236)	(479,527,047)	(1,587,136)	(2,860,119)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,171,065,552	6,580,246,575	144,309,045	257,178,900
Cost of shares redeemed	(5,450,210,356)	(6,308,518,952)	(10,302,047)	(61,502,046)

Net increase (decrease) in net assets from capital share transactions	(2,279,144,804)	271,727,623	134,006,998	195,676,854

INCREASE (DECREASE) IN NET ASSETS	(2,417,483,151)	1,501,742,399	132,697,668	196,605,585

NET ASSETS
Beginning of period	22,823,955,935	21,322,213,536	417,261,286	220,655,701

End of period	$20,406,472,784	$22,823,955,935	$549,958,954	$417,261,286

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$50,942,518	$53,948,557	$(918,869)	$—

SHARES ISSUED AND REDEEMED
Shares sold	26,200,000	55,100,000	1,400,000	2,500,000
Shares redeemed	(45,000,000)	(52,600,000)	(100,000)	(600,000)

Net increase (decrease) in shares outstanding	(18,800,000)	2,500,000	1,300,000	1,900,000

See notes to financial statements.

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Inflation-Linked Bond Fund		iShares International Inflation-Linked Bond Fund
	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$272,069	$434,406	$1,550,460	$2,119,933
Net realized loss	(120,066)	(181,772)	(811,793)	(1,687,045)
Net change in unrealized appreciation/depreciation	686,225	626,265	2,473,760	2,092,381

Net increase in net assets resulting from operations	838,228	878,899	3,212,427	2,525,269

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(121,872)	(329,504)	(1,066,009)	(1,431,148)
Return of capital	—	—	—	(89,834)

Total distributions to shareholders	(121,872)	(329,504)	(1,066,009)	(1,520,982)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,051,852	—	71,074,503	19,470,847
Cost of shares redeemed	—	—	—	(4,665,909)

Net increase in net assets from capital share transactions	16,051,852	—	71,074,503	14,804,938

INCREASE IN NET ASSETS	16,768,208	549,395	73,220,921	15,809,225

NET ASSETS
Beginning of period	15,782,294	15,232,899	59,354,078	43,544,853

End of period	$32,550,502	$15,782,294	$132,574,999	$59,354,078

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$154,089	$3,892	$482,749	$(1,702)

SHARES ISSUED AND REDEEMED
Shares sold	300,000	—	1,400,000	400,000
Shares redeemed	—	—	—	(100,000)

Net increase in shares outstanding	300,000	—	1,400,000	300,000

See notes to financial statements.

FINANCIAL STATEMENTS	23

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays TIPS Bond Fund
	Six months ended Apr. 30, 2013 (Unaudited)	Year ended Oct. 31, 2012	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of period	$122.64	$116.13	$108.16	$103.88	$96.71	$110.30	$100.96

Income from investment operations:
Net investment income[b]	0.88	2.46	4.12	2.92	4.04	0.80	5.86
Net realized and unrealized gain (loss)[c]	(0.67)	6.56	7.87	4.01	7.38	(8.70)	8.53

Total from investment operations	0.21	9.02	11.99	6.93	11.42	(7.90)	14.39

Less distributions from:
Net investment income	(0.87)	(2.51)	(4.02)	(2.65)	(4.25)	(4.52)	(5.05)
Return of capital	—	—	—	—	—	(1.17)	—

Total distributions	(0.87)	(2.51)	(4.02)	(2.65)	(4.25)	(5.69)	(5.05)

Net asset value, end of period	$121.98	$122.64	$116.13	$108.16	$103.88	$96.71	$110.30

Total return	0.17%[d]	7.85%	11.33%[d]	6.74%	12.00%	(7.50)%	14.78%

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,406,473	$22,823,956	$21,322,214	$19,448,004	$20,100,833	$10,271,118	$6,408,389
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.46%	2.06%	5.48%	2.74%	3.95%	0.78%	5.71%
Portfolio turnover rate[f]	20%	10%	15%	13%	15%	10%	10%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 0-5 Year TIPS Bond Fund
	Six months ended Apr. 30, 2013 (Unaudited)	Year ended Oct. 31, 2012	Period from Dec. 1, 2010[a] to Oct. 31, 2011
Net asset value, beginning of period	$103.03	$102.63	$99.83

Income from investment operations:
Net investment income[b]	0.15	0.58	2.58
Net realized and unrealized gain (loss)[c]	(0.00)[d]	0.71	2.68

Total from investment operations	0.15	1.29	5.26

Less distributions from:
Net investment income	(0.38)	(0.87)	(2.33)
Return of capital	—	(0.02)	(0.13)

Total distributions	(0.38)	(0.89)	(2.46)

Net asset value, end of period	$102.80	$103.03	$102.63

Total return	0.14%[e]	1.27%	5.30%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$549,959	$417,261	$220,656
Ratio of expenses to average net assets[f]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[f]	0.29%	0.57%	2.76%
Portfolio turnover rate[g]	12%	31%	34%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Inflation-Linked Bond Fund
	Six months ended Apr. 30, 2013 (Unaudited)	Year ended Oct. 31, 2012	Period from May 18, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$52.61	$50.78	$49.75

Income from investment operations:
Net investment income[b]	0.63	1.45	0.78
Net realized and unrealized gain[c]	1.40	1.48	0.59

Total from investment operations	2.03	2.93	1.37

Less distributions from:
Net investment income	(0.39)	(1.10)	(0.34)

Total distributions	(0.39)	(1.10)	(0.34)

Net asset value, end of period	$54.25	$52.61	$50.78

Total return	3.88%[d]	5.87%	2.76%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,551	$15,782	$15,233
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	2.39%	2.83%	3.42%
Portfolio turnover rate[f]	8%	18%	38%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Inflation-Linked Bond Fund
	Six months ended Apr. 30, 2013 (Unaudited)	Year ended Oct. 31, 2012	Period from May 18, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$49.46	$48.38	$49.35

Income from investment operations:
Net investment income[b]	0.85	1.89	1.02
Net realized and unrealized gain (loss)[c]	1.36	0.63	(1.54)

Total from investment operations	2.21	2.52	(0.52)

Less distributions from:
Net investment income	(0.68)	(1.35)	(0.12)
Return of capital	—	(0.09)	(0.33)

Total distributions	(0.68)	(1.44)	(0.45)

Net asset value, end of period	$50.99	$49.46	$48.38

Total return	4.46%[d]	5.42%	(1.08)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$132,575	$59,354	$43,545
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	3.42%	3.97%	4.66%
Portfolio turnover rate[f]	17%	38%	28%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended April 30, 2013 and the year ended October 31, 2012, were 17% and 36%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
Barclays TIPS	Diversified
Barclays 0-5 Year TIPS	Diversified
Global Inflation-Linked	Non-diversified
International Inflation-Linked	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Certain Funds may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Barclays TIPS
Assets:
U.S. Government Obligations	$—	$20,321,973,614	$—	$20,321,973,614
Money Market Funds	4,049,637,055	—	—	4,049,637,055

	$4,049,637,055	$20,321,973,614	$—	$24,371,610,669

Barclays 0-5 Year TIPS
Assets:
U.S. Government Obligations	$—	$547,697,873	$—	$547,697,873
Money Market Funds	152,195,119	—	—	152,195,119

	$152,195,119	$547,697,873	$—	$699,892,992

Global Inflation-Linked
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$20,934,555	$—	$20,934,555
U.S. Government Obligations	—	11,247,085	—	11,247,085
Money Market Funds	33,092	—	—	33,092

	$33,092	$32,181,640	$—	$32,214,732

International Inflation-Linked
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$129,093,653	$—	$129,093,653
Money Market Funds	209,581	—	—	209,581

	$209,581	$129,093,653	$—	$129,303,234

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

Inflation-linked public obligations are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income in the statements of operations.

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of April 30, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares Global Inflation-Linked Bond Fund and iShares International Inflation-Linked Bond Fund.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Barclays TIPS	0.20%
Barclays 0-5 Year TIPS	0.20
Global Inflation-Linked	0.40
International Inflation-Linked	0.40

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.
For the six months ended April 30, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays TIPS	$1,106,434
Barclays 0-5 Year TIPS	23,730

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2013 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Barclays TIPS	$6,613,012,433	$4,415,612,578	$—	$—
Barclays 0-5 Year TIPS	65,519,707	51,966,347	—	—
Global Inflation-Linked	7,486,168	1,592,346	5,601,150	289,276
International Inflation-Linked	—	—	54,222,739	15,686,068

In-kind transactions (see Note 4) for the six months ended April 30, 2013 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays TIPS	$880,531,719	$5,360,801,635
Barclays 0-5 Year TIPS	142,547,526	10,216,714
Global Inflation-Linked	4,446,553	—
International Inflation-Linked	29,665,842	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of April 30, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of April 30, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond Fund	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2019	Total
Barclays TIPS	$5,380,525	$460,813	$528,715	$—	$6,370,053
Barclays 0-5 Year TIPS	25,185	—	—	21,603	46,788
Global Inflation-Linked	75,493	—	—	—	75,493
International Inflation-Linked	761,731	—	—	—	761,731

[a]	Must be utilized prior to losses subject to expiration.

As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays TIPS	$22,672,780,170	$1,743,445,116	$(44,614,617)	$1,698,830,499
Barclays 0-5 Year TIPS	697,565,384	2,820,660	(493,052)	2,327,608
Global Inflation-Linked	30,939,899	1,450,178	(175,345)	1,274,833
International Inflation-Linked	124,204,435	5,870,204	(771,405)	5,098,799

Management has reviewed the tax positions as of April 30, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	35

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Barclays TIPS	$0.78550	$—	$0.08035	$0.86585	91%	—%	9%	100%
Barclays 0-5 Year TIPS	0.31751	—	0.06085	0.37836	84	—	16	100
International Inflation-Linked	0.66942	—	0.01020	0.67962	98	—	2	100

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	37

Notes:

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BofA Merrill Lynch, nor are they sponsored, endorsed or issued by Barclays Capital Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-101-0413

APRIL 30, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares J.P. Morgan USD Emerging Markets Bond Fund | EMB | NYSE Arca
➢	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund | ISHG | NASDAQ
➢	iShares S&P/Citigroup International Treasury Bond Fund | IGOV | NASDAQ

Fund Performance Overview

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

Performance as of April 30, 2013

The iShares J.P. Morgan USD Emerging Markets Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the J.P. Morgan EMBISM Global Core Index (the “Index”). The Index is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 1.90%, net of fees, while the total return for the Index was 2.51%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.96%	10.93%	12.03%	10.96%	10.93%	12.03%
5 Years	9.24%	9.18%	10.15%	55.58%	55.14%	62.18%
Since Inception	8.97%	9.06%	9.82%	58.60%	59.34%	65.37%

The inception date of the Fund was 12/17/07. The first day of secondary market trading was 12/19/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,019.00	$3.00	$1,000.00	$1,021.80	$3.01	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

BOND CREDIT QUALITY

As of 4/30/13

Moody’s Credit Rating	Percentage of Total Investments*

Aa3	3.11%
A1	3.04
A2	4.23
A3	0.63
Baa1	18.14
Baa2	13.08
Baa3	17.75
Ba1	18.75
Ba3	0.82
B1	2.23
B2	3.82
B3	3.63
Caa1	0.32
Not Rated	10.45

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

Philippines (Republic of the), 7.75%, 01/14/31	3.68%
Russian Federation (The), 7.50%, 03/31/30	2.64
Peru (Republic of), 6.55%, 03/14/37	2.26
Indonesia (Republic of), 6.88%, 01/17/18	1.86
Colombia (Republic of), 6.13%, 01/18/41	1.73
Croatia (Republic of), 6.63%, 07/14/20	1.71
Brazil (Federative Republic of), 6.00%, 01/17/17	1.69
Uruguay (Republic of), 7.63%, 03/21/36	1.67
Colombia (Republic of), 7.38%, 01/27/17	1.56
Poland (Republic of), 6.38%, 07/15/19	1.53

TOTAL	20.33%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

Performance as of April 30, 2013

The iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex-US 1-3 Year (the “Index”). The Index is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the U.S. that have a remaining maturity of greater than one year and less than or equal to three years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was -2.49%, net of fees, while the total return for the Index was -2.31%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.39)%	(3.91)%	(1.98)%	(2.39)%	(3.91)%	(1.98)%
Since Inception	1.66%	1.62%	2.15%	7.29%	7.12%	9.51%

The inception date of the Fund was 1/21/09. The first day of secondary market trading was 1/23/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$975.10	$1.71	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

BOND CREDIT QUALITY

As of 4/30/13

Moody’s Credit Rating	Percentage of Total Investments*
Aaa	45.39%
Aa1	9.54
Aa3	25.44
Baa2	5.65
Baa3	4.41
Ba1	4.83
Ba3	4.74

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets
Norway (Kingdom of), 5.00%, 05/15/15	4.48%
Japan (Government of), 0.60%, 12/20/15	3.67
Denmark (Kingdom of), 4.00%, 11/15/15	2.69
Sweden (Kingdom of), 4.50%, 08/12/15	2.68
Japan (Government of), 0.30%, 09/20/15	2.60
Japan (Government of), 5.00%, 09/22/14	2.48
Finland (Republic of), 3.13%, 09/15/14	2.34
Japan (Government of), 0.60%, 09/20/14	2.31
United Kingdom, 2.75%, 01/22/15	2.27
Ireland (Republic of), 4.50%, 02/18/15	2.22

TOTAL	27.74%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

Performance as of April 30, 2013

The iShares S&P/Citigroup International Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex-US (the “Index”). The Index is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the U.S. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 0.31%, net of fees, while the total return for the Index was 0.48%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.36%	2.91%	3.80%	3.36%	2.91%	3.80%
Since Inception	4.41%	4.41%	4.94%	20.25%	20.28%	22.89%

The inception date of the Fund was 1/21/09. The first day of secondary market trading was 1/23/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.10	$1.74	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

BOND CREDIT QUALITY

As of 4/30/13

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	39.67%
Aa1	12.11
Aa3	26.71
Baa2	6.92
Baa3	4.75
Ba1	4.34
Ba3	4.50
Not Rated	1.00

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

Japan (Government of), 1.50%, 12/20/17	4.50%
Japan (Government of), 1.50%, 09/20/15	3.43
Japan (Government of), 2.20%, 09/21/20	1.95
Japan (Government of), 0.90%, 06/20/14	1.94
Netherlands (Kingdom of the), 3.75%, 01/15/23	1.44
Germany (Federal Republic of), 4.25%, 07/04/17	1.35
Austria (Republic of), 4.35%, 03/15/19	1.34
Belgium (Kingdom of), 3.25%, 09/28/16	1.27
Finland (Republic of), 4.38%, 07/04/19	1.22
Denmark (Kingdom of), 4.50%, 11/15/39	1.04

TOTAL	19.48%

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2012 and held through April 30, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

April 30, 2013

Security	Principal (000s)	Value

FOREIGN AGENCY OBLIGATIONS[a] — 18.62%

BRAZIL — 0.96%
Banco Nacional de Desenvolvimento Economico e Social
6.50%, 06/10/19	$33,600	$40,194,000
Brazil Minas SPE
5.33%, 02/15/28[b]	10,000	11,350,000
Caixa Economica Federal
2.38%, 11/06/17[c]	6,000	5,835,000

		57,379,000
CHILE — 1.21%
Corporacion Nacional del Cobre de Chile
3.00%, 07/17/22	27,400	27,545,768
3.75%, 11/04/20[c]	11,736	12,536,278
3.88%, 11/03/21	29,806	32,101,658

		72,183,704
CHINA — 2.65%
Amber Circle Funding Ltd.
3.25%, 12/04/22[c]	17,900	18,072,032
China Development Bank Corp.
5.00%, 10/15/15	2,311	2,521,994
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[c]	22,097	24,283,498
Sinopec Group Overseas Development 2012 Ltd.
2.75%, 05/17/17	41,148	42,855,642
3.90%, 05/17/22	46,365	49,754,281
4.88%, 05/17/42	19,244	20,985,582

		158,473,029
INDONESIA — 1.59%
Majapahit Holding BV
7.75%, 01/20/20[c]	28,765	35,920,294
PT Pertamina (Persero) Tbk
5.25%, 05/23/21	41,700	45,661,500
6.00%, 05/03/42	6,500	7,020,000
PT Perusahaan Gas Negara (Persero) Tbk
5.25%, 10/24/42[c]	6,500	6,435,000

		95,036,794

Security	Principal (000s)	Value

KAZAKHSTAN — 2.58%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[c]	$23,852	$23,553,850
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[c]	21,356	25,520,420
KazMunaiGaz National Co.
6.38%, 04/09/21[c]	46,690	54,860,750
9.13%, 07/02/18[c]	39,037	49,967,360

		153,902,380
MALAYSIA — 2.10%
Penerbangan Malaysia Bhd
5.63%, 03/15/16[c]	17,930	20,047,533
Petronas Capital Ltd.
5.25%, 08/12/19[c]	46,560	54,869,107
7.88%, 05/22/22[c]	36,074	50,655,110

		125,571,750
MEXICO — 2.46%
Comision Federal de Electricidad
4.88%, 05/26/21	5,986	6,764,180
Pemex Project Funding Master Trust
6.63%, 06/15/35	24,827	31,157,885
Petroleos Mexicanos
5.50%, 01/21/21	4,600	5,405,000
6.50%, 06/02/41	26,912	33,370,880
8.00%, 05/03/19	53,490	69,884,685

		146,582,630
PHILIPPINES — 0.68%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[c]	31,691	40,089,115
7.39%, 12/02/24	300	409,500

		40,498,615
RUSSIA — 1.48%
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.30%, 12/27/17[c]	11,000	11,770,000
6.30%, 05/15/17[c]	12,091	13,315,214
Russian Railways
5.74%, 04/03/17[c]	28,170	31,127,850

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

April 30, 2013

Security	Principal (000s)	Value

Vnesheconombank Via VEB Finance PLC
6.80%, 11/22/25[c]	$10,900	$13,052,750
6.90%, 07/09/20[c]	16,208	19,226,740

		88,492,554
SOUTH AFRICA — 0.93%
Eskom Holdings Ltd.
5.75%, 01/26/21[c]	34,257	38,325,019
Transnet SOC Ltd.
4.00%, 07/26/22[c]	16,900	16,942,250

		55,267,269
VENEZUELA — 1.98%
Petroleos de Venezuela SA
5.38%, 04/12/27[c]	9,795	6,832,013
5.50%, 04/12/37[c]	8,460	5,731,650
8.50%, 11/02/17	35,660	34,500,856
9.00%, 11/17/21	21,729	20,533,905
9.75%, 05/17/35	16,000	14,960,000
12.75%, 02/17/22	31,936	35,528,800

		118,087,224

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $1,054,293,403)		1,111,474,949

FOREIGN GOVERNMENT OBLIGATIONS[a] — 79.24%

ANGOLA — 0.40%
Angola (Republic of)
7.00%, 08/16/19[c]	21,829	24,011,900

		24,011,900
ARGENTINA — 1.53%
Argentina (Republic of)
2.50%, 12/31/38[d]	93,643	31,276,762
8.28%, 12/31/33	75,043	44,275,280
8.28%, 12/31/33	28,147	15,973,548

		91,525,590
BELARUS — 0.35%
Belarus (Republic of)
8.75%, 08/03/15[c]	20,165	20,996,806

		20,996,806
BRAZIL — 5.88%
Brazil (Federative Republic of)
2.63%, 01/05/23	14,300	14,249,950
4.88%, 01/22/21	6,000	7,140,000

Security	Principal (000s)	Value

5.63%, 01/07/41	$36,964	$46,500,712
5.88%, 01/15/19	3,434	4,198,065
6.00%, 01/17/17	86,400	101,088,000
7.13%, 01/20/37	57,545	84,303,425
8.25%, 01/20/34	9,000	14,454,000
10.13%, 05/15/27	28,010	49,927,825
11.00%, 08/17/40 (Call 08/17/15)	23,835	29,078,700

		350,940,677
CHILE — 0.79%
Chile (Republic of)
3.25%, 09/14/21	26,443	28,426,225
3.88%, 08/05/20	16,808	18,866,980

		47,293,205
COLOMBIA — 4.46%
Colombia (Republic of)
4.38%, 07/12/21	21,714	24,862,530
6.13%, 01/18/41	76,904	103,435,880
7.38%, 01/27/17	76,658	93,216,128
7.38%, 03/18/19	13,999	18,198,700
7.38%, 09/18/37	11,773	17,836,095
8.13%, 05/21/24	5,800	8,555,000

		266,104,333
COSTA RICA — 0.36%
Costa Rica (Republic of)
4.25%, 01/26/23	20,973	21,235,163

		21,235,163
CROATIA — 2.39%
Croatia (Republic of)
5.50%, 04/04/23[b]	15,000	15,932,250
6.38%, 03/24/21[c]	17,750	20,101,875
6.63%, 07/14/20[c]	89,250	101,968,125
6.75%, 11/05/19[c]	4,011	4,582,768

		142,585,018
DOMINICAN REPUBLIC — 0.66%
Dominican Republic
7.50%, 05/06/21	34,778	39,646,920

		39,646,920
EGYPT — 0.32%
Egypt (Arab Republic of)
5.75%, 04/29/20[c]	20,421	18,838,373

		18,838,373

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

April 30, 2013

Security	Principal (000s)	Value

EL SALVADOR — 0.40%
El Salvador (Republic of)
7.65%, 06/15/35[c]	$20,685	$23,994,600

		23,994,600
HUNGARY — 3.22%
Hungary (Republic of)
4.13%, 02/19/18	29,944	30,206,010
5.38%, 02/21/23	13,000	13,390,000
6.25%, 01/29/20	23,002	25,560,972
6.38%, 03/29/21	78,408	87,326,910
7.63%, 03/29/41	30,464	35,719,040

		192,202,932
INDONESIA — 4.45%
Indonesia (Republic of)
4.88%, 05/05/21	6,020	6,817,650
5.25%, 01/17/42	42,348	47,641,500
6.63%, 02/17/37[c]	47,548	62,050,140
6.88%, 03/09/17	13,770	16,283,025
6.88%, 01/17/18[c]	92,514	111,248,085
7.75%, 01/17/38	10,500	15,540,000
8.50%, 10/12/35[c]	4,000	6,220,000

		265,800,400
IRAQ — 0.84%
Iraq (Republic of)
5.80%, 01/15/28[c] (Call 08/05/13)	55,061	50,243,163

		50,243,163
IVORY COAST — 0.84%
Ivory Coast (Republic of)
7.00%, 12/31/32[c,d]	52,374	50,017,170

		50,017,170
LATVIA — 0.85%
Latvia (Republic of)
2.75%, 01/12/20[c]	26,800	26,596,320
5.25%, 02/22/17[c]	21,433	24,129,486

		50,725,806
LEBANON — 2.79%
Lebanon (Republic of)
5.15%, 11/12/18[c]	20,000	19,700,000
6.10%, 10/04/22[c]	33,831	33,577,267
6.38%, 03/09/20	69,662	71,299,057
6.75%, 11/29/27[c]	16,000	16,000,000

Security	Principal (000s)	Value

8.25%, 04/12/21[c]	$588	$667,380
9.00%, 03/20/17	22,223	25,111,990

		166,355,694
LITHUANIA — 2.22%
Lithuania (Republic of)
6.13%, 03/09/21[c]	8,076	9,911,352
6.63%, 02/01/22[c]	38,360	48,892,889
7.38%, 02/11/20[c]	56,978	73,622,983

		132,427,224
MEXICO — 3.96%
United Mexican States
3.63%, 03/15/22	44,518	48,658,174
4.75%, 03/08/44	11,850	13,094,250
5.63%, 01/15/17	40,692	46,877,184
5.75%, 10/12/49	4,000	4,720,000
5.95%, 03/19/19	1,000	1,225,000
6.05%, 01/11/40	40,894	53,775,610
6.75%, 09/27/34	48,624	68,073,600

		236,423,818
MONGOLIA — 0.33%
Mongolia (Government of)
5.13%, 12/05/22[c]	20,800	19,656,000

		19,656,000
MOROCCO — 0.36%
Morocco (Republic of)
4.25%, 12/11/22[c]	21,100	21,733,000

		21,733,000
PANAMA — 1.41%
Panama (Republic of)
5.20%, 01/30/20	21,723	25,796,063
6.70%, 01/26/36	41,930	58,282,700

		84,078,763
PERU — 3.89%
Peru (Republic of)
5.63%, 11/18/50	11,910	15,185,250
6.55%, 03/14/37	94,789	135,074,325
7.13%, 03/30/19	41,306	53,594,535
7.35%, 07/21/25	1,000	1,452,500
8.75%, 11/21/33	15,814	26,962,870

		232,269,480

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

April 30, 2013

Security	Principal (000s)	Value

PHILIPPINES — 5.46%
Philippines (Republic of the)
4.00%, 01/15/21	$1,000	$1,125,000
5.00%, 01/13/37	26,814	32,377,905
5.50%, 03/30/26	2,000	2,507,500
6.38%, 01/15/32	1,000	1,352,500
6.38%, 10/23/34	1,500	2,086,875
7.75%, 01/14/31	145,287	219,746,587
8.38%, 06/17/19	49,234	66,588,985

		325,785,352
POLAND — 4.14%
Poland (Republic of)
3.00%, 03/17/23	36,436	36,362,764
5.00%, 10/19/15	35,752	39,119,123
5.00%, 03/23/22	60,120	69,986,293
5.13%, 04/21/21	8,949	10,525,277
6.38%, 07/15/19	73,587	91,083,045

		247,076,502
ROMANIA — 1.49%
Romania (Republic of)
4.38%, 08/22/23[c]	23,000	23,805,000
4.38%, 08/22/23[b]	6,450	6,675,750
6.75%, 02/07/22[c]	47,870	58,760,425

		89,241,175
RUSSIA — 5.32%
Russian Federation (The)
3.25%, 04/04/17[c]	16,600	17,533,750
4.50%, 04/04/22[c]	16,400	18,429,500
5.00%, 04/29/20[c]	13,600	15,742,000
5.63%, 04/04/42[c]	26,600	31,687,250
7.50%, 03/31/30[c,d]	125,131	157,477,294
11.00%, 07/24/18[c]	26,700	38,314,500
12.75%, 06/24/28[c]	19,400	38,169,500

		317,353,794
SERBIA — 1.40%
Serbia (Republic of)
4.88%, 02/25/20[c]	19,000	19,522,500
7.25%, 09/28/21[c]	55,024	64,102,960

		83,625,460

Security	Principal (000s)	Value

SOUTH AFRICA — 2.46%
South Africa (Republic of)
4.67%, 01/17/24	$28,718	$32,020,570
5.50%, 03/09/20	41,430	48,680,250
5.88%, 05/30/22	11,652	14,157,180
6.88%, 05/27/19	41,664	51,819,600

		146,677,600
SRI LANKA — 1.19%
Sri Lanka (Democratic Socialist Republic of)
5.88%, 07/25/22	26,850	28,393,875
6.25%, 10/04/20	13,924	15,177,160
6.25%, 07/27/21	25,306	27,393,745

		70,964,780
TURKEY — 6.61%
Turkey (Republic of)
6.00%, 01/14/41	39,520	47,522,800
6.25%, 09/26/22	14,000	17,272,500
6.75%, 04/03/18	51,876	61,862,130
6.75%, 05/30/40	42,071	55,060,421
6.88%, 03/17/36	38,939	51,107,437
7.00%, 09/26/16	12,000	13,905,000
7.00%, 03/11/19	24,000	29,640,000
7.00%, 06/05/20	65,916	82,889,370
7.50%, 07/14/17	17,832	21,509,850
8.00%, 02/14/34	9,455	13,780,663

		394,550,171
UKRAINE — 3.20%
Ukraine (Government of)
6.25%, 06/17/16[c]	17,560	17,164,900
6.58%, 11/21/16[c]	17,441	17,048,578
7.75%, 09/23/20[c]	45,589	46,215,849
7.80%, 11/28/22[c]	26,000	25,837,500
7.95%, 02/23/21[c]	29,000	29,290,000
9.25%, 07/24/17[c]	52,027	55,538,822

		191,095,649
URUGUAY — 1.79%
Uruguay (Republic of)
7.63%, 03/21/36	66,142	99,709,065
7.88%, 01/15/33[e]	3,870	5,866,920
8.00%, 11/18/22	1,000	1,440,000

		107,015,985

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

April 30, 2013

Security	Principal or Shares (000s)	Value
VENEZUELA — 3.04%
Venezuela (Bolivarian Republic of)
5.75%, 02/26/16[c]	$9,090	$8,590,050
7.00%, 03/31/38[c]	7,800	6,201,000
7.65%, 04/21/25	1,000	867,500
7.75%, 10/13/19[c]	12,561	11,744,535
8.25%, 10/13/24[c]	16,668	15,001,200
9.00%, 05/07/23[c]	33,135	31,478,250
9.25%, 09/15/27	30,037	29,511,352
9.25%, 05/07/28[c]	13,500	12,926,250
9.38%, 01/13/34	9,782	9,366,265
11.75%, 10/21/26	6,945	7,570,377
11.95%, 08/05/31	24,240	26,724,600
12.75%, 08/23/22	18,778	21,406,920

		181,388,299
VIETNAM — 0.44%
Vietnam (Socialist Republic of)
6.75%, 01/29/20[c]	22,417	26,536,124

		26,536,124

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $4,450,273,620)		4,730,416,926

SHORT-TERM INVESTMENTS — 0.43%

MONEY MARKET FUNDS — 0.43%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[f,g]	25,666	25,665,555

		25,665,555

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,665,555)		25,665,555

TOTAL INVESTMENTS IN SECURITIES — 98.29%
(Cost: $5,530,232,578)		5,867,557,430
Other Assets, Less Liabilities — 1.71%		102,014,939

NET ASSETS — 100.00%		$5,969,572,369

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

April 30, 2013

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.01%

AUSTRALIA — 4.43%
Australia (Commonwealth of)
4.50%, 10/21/14	AUD	2,950	$3,145,662
4.75%, 10/21/15	AUD	2,041	2,228,364
6.25%, 06/15/14	AUD	1,183	1,277,047
6.25%, 04/15/15	AUD	1,370	1,520,724

			8,171,797

AUSTRIA — 4.59%
Austria (Republic of)
3.40%, 10/20/14[a]	EUR	1,988	2,748,884
3.50%, 07/15/15[a]	EUR	2,396	3,395,045
4.30%, 07/15/14[a]	EUR	1,668	2,310,981

			8,454,910

BELGIUM — 4.67%
Belgium (Kingdom of)
2.75%, 03/28/16	EUR	1,175	1,658,798
3.50%, 03/28/15	EUR	1,474	2,067,598
3.75%, 09/28/15	EUR	1,388	1,986,875
4.25%, 09/28/14	EUR	1,265	1,764,941
8.00%, 03/28/15	EUR	753	1,140,755

			8,618,967

CANADA — 4.65%
Canada (Government of)
0.75%, 05/01/14	CAD	674	668,372
1.00%, 02/01/15	CAD	906	901,469
1.25%, 02/01/16	CAD	500	500,234
1.50%, 08/01/15	CAD	920	925,552
2.00%, 12/01/14	CAD	844	852,659
2.25%, 08/01/14	CAD	2,131	2,151,805
2.50%, 06/01/15	CAD	452	463,814
3.00%, 06/01/14	CAD	668	678,367
3.00%, 12/01/15	CAD	689	719,838
4.50%, 06/01/15	CAD	674	719,190

			8,581,300

DENMARK — 4.67%
Denmark (Kingdom of)
2.00%, 11/15/14	DKK	20,034	3,658,478
4.00%, 11/15/15	DKK	25,386	4,951,459

			8,609,937

Security	Principal (000s)		Value

FINLAND — 4.55%
Finland (Republic of)
3.13%, 09/15/14	EUR	3,137	$4,311,181
4.25%, 07/04/15	EUR	2,834	4,072,991

			8,384,172

FRANCE — 4.78%
France (Republic of)
2.00%, 07/12/15	EUR	652	894,350
2.25%, 02/25/16	EUR	734	1,022,130
2.50%, 01/15/15	EUR	425	583,159
3.00%, 07/12/14	EUR	1,483	2,022,954
3.00%, 10/25/15	EUR	1,028	1,450,011
3.50%, 04/25/15	EUR	2,021	2,841,729

			8,814,333

GERMANY — 5.40%
Germany (Federal Republic of)
1.75%, 10/09/15	EUR	1,617	2,221,476
2.25%, 04/10/15	EUR	103	141,677
2.50%, 02/27/15	EUR	2,023	2,787,704
3.25%, 07/04/15	EUR	790	1,114,465
3.50%, 01/04/16	EUR	1,649	2,374,206
3.75%, 01/04/15	EUR	938	1,313,852

			9,953,380

IRELAND — 4.69%
Ireland (Republic of)
4.00%, 01/15/14	EUR	419	565,800
4.50%, 02/18/15	EUR	2,914	4,085,390
4.60%, 04/18/16	EUR	2,775	3,989,587

			8,640,777

ITALY — 5.48%
Italy (Republic of)
2.50%, 03/01/15	EUR	25	33,641
2.75%, 12/01/15	EUR	390	526,722
3.00%, 04/15/15	EUR	1,338	1,817,505
3.00%, 06/15/15	EUR	610	827,852
3.00%, 11/01/15	EUR	1,232	1,675,921
3.50%, 06/01/14	EUR	802	1,087,132
3.75%, 08/01/15	EUR	511	704,174
4.25%, 07/01/14	EUR	353	483,332
4.25%, 08/01/14	EUR	907	1,243,824
4.25%, 02/01/15	EUR	725	1,004,750
6.00%, 11/15/14	EUR	491	695,224

			10,100,077

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

April 30, 2013

Security	Principal (000s)		Value

JAPAN — 20.01%
Japan (Government of)
0.10%, 09/15/14	JPY	27,850	$285,845
0.10%, 01/15/15	JPY	355,350	3,647,034
0.30%, 06/20/15	JPY	69,200	713,042
0.30%, 09/20/15	JPY	464,300	4,785,708
0.50%, 12/20/15	JPY	78,400	812,564
0.60%, 09/20/14	JPY	412,950	4,267,447
0.60%, 12/20/15	JPY	651,200	6,766,771
0.70%, 09/20/14	JPY	185,700	1,921,683
1.20%, 06/20/15	JPY	255,350	2,681,372
1.30%, 06/20/15	JPY	255,350	2,686,955
1.50%, 09/20/14	JPY	185,700	1,942,787
1.60%, 06/20/14	JPY	142,800	1,490,626
1.60%, 09/20/14	JPY	29,450	308,522
5.00%, 09/22/14	JPY	417,300	4,574,449

			36,884,805

NETHERLANDS — 4.26%
Netherlands (Kingdom of the)
0.75%, 04/15/15[b]	EUR	1,807	2,413,987
2.75%, 01/15/15[a]	EUR	1,253	1,727,747
3.25%, 07/15/15[a]	EUR	1,632	2,300,522
3.75%, 07/15/14[a]	EUR	1,029	1,417,018

			7,859,274

NORWAY — 4.48%
Norway (Kingdom of)
5.00%, 05/15/15	NOK	44,171	8,266,895

			8,266,895

PORTUGAL — 4.60%
Portugal (Republic of)
3.35%, 10/15/15	EUR	3,103	4,074,391
3.60%, 10/15/14	EUR	1,984	2,645,211
4.38%, 06/16/14	EUR	1,043	1,401,837
6.40%, 02/15/16	EUR	250	351,831

			8,473,270

SPAIN — 4.27%
Spain (Kingdom of)
2.75%, 03/31/15	EUR	150	201,800
3.00%, 04/30/15	EUR	1,501	2,028,253
3.15%, 01/31/16	EUR	762	1,032,529

Security	Principal or Shares (000s)		Value

3.30%, 10/31/14	EUR	683	$926,491
3.40%, 04/30/14	EUR	367	495,190
3.75%, 10/31/15	EUR	588	807,507
4.00%, 07/30/15	EUR	761	1,049,164
4.40%, 01/31/15	EUR	463	640,867
4.75%, 07/30/14	EUR	507	697,653

			7,879,454

SWEDEN — 4.27%
Sweden (Kingdom of)
4.50%, 08/12/15	SEK	29,515	4,934,312
6.75%, 05/05/14	SEK	17,920	2,930,058

			7,864,370

SWITZERLAND — 2.73%
Switzerland (Confederation of)
2.50%, 03/12/16	CHF	1,900	2,198,515
3.75%, 06/10/15	CHF	2,439	2,838,739

			5,037,254

UNITED KINGDOM — 4.48%
United Kingdom
2.00%, 01/22/16	GBP	1,210	1,969,479
2.75%, 01/22/15	GBP	2,580	4,189,386
4.75%, 09/07/15	GBP	919	1,581,833
8.00%, 12/07/15	GBP	275	514,524

			8,255,222

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $183,218,111)			178,850,194

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]		45	44,898

			44,898

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,898)			44,898

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

April 30, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 97.03%
(Cost: $183,263,009)	$178,895,092
Other Assets, Less Liabilities — 2.97%	5,476,296

NET ASSETS — 100.00%	$184,371,388

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

JPY  —  Japanese Yen

NOK  —  Norwegian Krone

SEK  —  Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

April 30, 2013

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.50%

AUSTRALIA — 4.49%
Australia (Commonwealth of)
3.25%, 04/21/29[a]	AUD	1,041	$1,036,240
4.25%, 07/21/17	AUD	1,427	1,574,515
4.75%, 06/15/16	AUD	786	868,305
4.75%, 04/21/27[a]	AUD	818	972,171
5.25%, 03/15/19	AUD	2,403	2,819,708
5.50%, 12/15/13	AUD	989	1,044,587
5.50%, 01/21/18	AUD	1,236	1,439,007
5.50%, 04/21/23	AUD	1,227	1,534,054
5.75%, 05/15/21	AUD	1,307	1,620,439
5.75%, 07/15/22	AUD	1,306	1,645,554
6.00%, 02/15/17	AUD	1,407	1,637,524
6.25%, 06/15/14	AUD	1,518	1,638,679
6.25%, 04/15/15	AUD	1,895	2,103,483

			19,934,266

AUSTRIA — 4.75%
Austria (Republic of)
3.40%, 10/20/14[b]	EUR	1,851	2,559,448
3.40%, 11/22/22[b]	EUR	449	692,933
3.50%, 07/15/15[b]	EUR	1,350	1,912,901
3.50%, 09/15/21[b]	EUR	1,121	1,739,328
3.65%, 04/20/22[b]	EUR	904	1,418,044
3.80%, 01/26/62[b]	EUR	130	233,415
3.90%, 07/15/20[b]	EUR	1,123	1,772,605
4.15%, 03/15/37[b]	EUR	1,546	2,708,361
4.30%, 09/15/17[b]	EUR	553	849,657
4.35%, 03/15/19[b]	EUR	3,742	5,945,354
6.25%, 07/15/27	EUR	619	1,245,435

			21,077,481

BELGIUM — 4.73%
Belgium (Kingdom of)
3.00%, 09/28/19	EUR	984	1,450,037
3.25%, 09/28/16	EUR	3,896	5,633,340
3.75%, 09/28/20	EUR	100	154,377
4.00%, 03/28/14	EUR	981	1,338,618
4.00%, 03/28/18	EUR	2,115	3,228,401
4.00%, 03/28/19	EUR	851	1,317,516
4.00%, 03/28/22	EUR	434	682,652
4.25%, 09/28/22	EUR	823	1,315,170
4.25%, 03/28/41	EUR	669	1,111,782
5.00%, 03/28/35	EUR	850	1,534,392

Security	Principal (000s)		Value

5.50%, 03/28/28	EUR	1,775	$3,245,124

			21,011,409

CANADA — 4.58%
Canada (Government of)
1.50%, 11/01/13	CAD	2,909	2,899,109
2.00%, 08/01/13	CAD	830	827,293
2.00%, 12/01/14	CAD	314	317,222
2.25%, 08/01/14	CAD	631	637,160
2.50%, 06/01/15	CAD	607	622,865
2.75%, 06/01/22	CAD	1,656	1,809,754
3.00%, 12/01/15	CAD	2,374	2,480,256
3.50%, 12/01/45	CAD	866	1,082,171
3.75%, 06/01/19	CAD	3,302	3,753,056
4.00%, 06/01/17	CAD	1,964	2,174,273
4.00%, 06/01/41	CAD	769	1,019,268
5.00%, 06/01/37	CAD	805	1,183,783
5.75%, 06/01/29	CAD	444	658,503
5.75%, 06/01/33	CAD	427	660,459
9.00%, 06/01/25	CAD	123	217,554

			20,342,726

DENMARK — 4.38%
Denmark (Kingdom of)
1.50%, 11/15/23	DKK	2,700	485,479
2.00%, 11/15/14	DKK	1,300	237,397
3.00%, 11/15/21	DKK	9,144	1,888,564
4.00%, 11/15/15	DKK	16,525	3,223,149
4.00%, 11/15/17	DKK	13,628	2,820,117
4.00%, 11/15/19	DKK	15,636	3,370,715
4.50%, 11/15/39	DKK	17,081	4,596,295
7.00%, 11/10/24	DKK	9,957	2,839,029

			19,460,745

FINLAND — 3.61%
Finland (Republic of)
1.50%, 04/15/23[b]	EUR	175	231,696
1.75%, 04/15/16	EUR	1,049	1,447,906
2.75%, 07/04/28[a]	EUR	464	672,410
3.13%, 09/15/14	EUR	1,629	2,238,735
3.50%, 04/15/21	EUR	919	1,431,190
3.88%, 09/15/17	EUR	1,090	1,651,120
4.00%, 07/04/25	EUR	1,219	2,009,748
4.25%, 07/04/15	EUR	656	942,796

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

April 30, 2013

Security	Principal (000s)		Value

4.38%, 07/04/19	EUR	3,354	$5,386,290

			16,011,891

FRANCE — 6.65%
France (Republic of)
2.25%, 02/25/16	EUR	300	417,764
2.25%, 10/25/22	EUR	350	483,220
2.50%, 01/12/14	EUR	875	1,172,985
2.50%, 01/15/15	EUR	2,901	3,980,573
2.75%, 10/25/27	EUR	675	935,475
3.00%, 04/25/22	EUR	1,136	1,674,851
3.50%, 04/25/20	EUR	2,771	4,245,558
3.50%, 04/25/26	EUR	730	1,105,238
4.00%, 10/25/38	EUR	1,349	2,170,384
4.00%, 04/25/55	EUR	525	860,064
4.00%, 04/25/60	EUR	425	699,896
4.25%, 10/25/18	EUR	2,847	4,458,203
5.00%, 10/25/16	EUR	2,673	4,087,197
5.75%, 10/25/32	EUR	405	796,112
8.50%, 04/25/23	EUR	1,141	2,433,152

			29,520,672

GERMANY — 5.84%
Germany (Federal Republic of)
0.50%, 04/07/17	EUR	1,893	2,526,404
2.25%, 09/04/20	EUR	125	182,931
2.25%, 09/04/21	EUR	1,215	1,774,344
2.50%, 07/04/44	EUR	271	390,979
3.25%, 01/04/20	EUR	300	464,297
3.25%, 07/04/42	EUR	500	831,317
3.50%, 07/04/19	EUR	1,135	1,768,696
3.75%, 01/04/15	EUR	2,443	3,421,897
3.75%, 01/04/19	EUR	1,500	2,345,256
4.00%, 01/04/37	EUR	403	725,591
4.25%, 07/04/17	EUR	3,898	6,001,367
4.75%, 07/04/28	EUR	1,738	3,199,889
4.75%, 07/04/34	EUR	420	816,051
4.75%, 07/04/40	EUR	240	494,103
5.50%, 01/04/31	EUR	479	970,668

			25,913,790

IRELAND — 4.23%
Ireland (Republic of)
4.40%, 06/18/19	EUR	1,718	2,456,564
4.50%, 02/18/15	EUR	644	902,880

Security	Principal (000s)		Value

4.50%, 10/18/18	EUR	1,410	$2,042,013
4.50%, 04/18/20	EUR	2,409	3,448,275
4.60%, 04/18/16	EUR	1,565	2,249,983
5.00%, 10/18/20	EUR	1,354	1,994,865
5.40%, 03/13/25	EUR	2,040	3,086,216
5.50%, 10/18/17[a]	EUR	845	1,263,364
5.90%, 10/18/19	EUR	849	1,308,252

			18,752,412

ITALY — 6.75%
Italy (Republic of)
2.75%, 12/01/15	EUR	235	317,384
3.00%, 04/15/15	EUR	200	271,675
3.00%, 06/15/15	EUR	1,087	1,475,206
3.00%, 11/01/15	EUR	363	493,798
3.50%, 11/01/17	EUR	300	410,142
3.50%, 06/01/18	EUR	100	136,072
3.75%, 08/01/15	EUR	280	385,849
3.75%, 04/15/16	EUR	625	868,562
3.75%, 08/01/16	EUR	756	1,050,214
3.75%, 03/01/21	EUR	405	548,299
3.75%, 08/01/21	EUR	901	1,220,391
4.00%, 02/01/17	EUR	670	936,001
4.00%, 09/01/20	EUR	222	305,943
4.00%, 02/01/37	EUR	633	765,001
4.25%, 08/01/14	EUR	405	555,401
4.25%, 02/01/15	EUR	640	886,952
4.25%, 02/01/19	EUR	201	282,857
4.25%, 09/01/19	EUR	582	818,673
4.25%, 03/01/20	EUR	75	104,873
4.50%, 02/01/18	EUR	252	359,314
4.50%, 08/01/18	EUR	608	866,812
4.50%, 03/01/19	EUR	377	536,487
4.50%, 02/01/20	EUR	1,427	2,024,698
4.50%, 05/01/23	EUR	100	138,341
4.50%, 03/01/26	EUR	474	653,437
4.75%, 09/15/16	EUR	939	1,342,834
4.75%, 05/01/17	EUR	225	321,638
4.75%, 06/01/17	EUR	430	615,049
4.75%, 09/01/21	EUR	381	546,559
4.75%, 08/01/23	EUR	691	978,931
4.75%, 09/01/28[b]	EUR	150	207,324
5.00%, 03/01/22	EUR	572	829,982
5.00%, 03/01/25[b]	EUR	140	200,773

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

April 30, 2013

Security	Principal (000s)		Value

5.00%, 08/01/34	EUR	125	$173,648
5.00%, 08/01/39	EUR	696	962,991
5.00%, 09/01/40	EUR	560	772,613
5.25%, 08/01/17	EUR	476	695,429
5.25%, 11/01/29	EUR	600	866,648
5.50%, 09/01/22	EUR	177	263,770
5.50%, 11/01/22	EUR	110	163,893
5.75%, 07/25/16[a]	EUR	50	72,931
5.75%, 02/01/33	EUR	150	227,901
6.00%, 11/15/14	EUR	509	720,711
6.00%, 05/01/31	EUR	603	940,130
6.50%, 11/01/27	EUR	646	1,049,618
7.25%, 11/01/26	EUR	450	775,886
9.00%, 11/01/23	EUR	426	804,536

			29,946,177

JAPAN — 21.60%
Japan (Government of)
0.70%, 12/20/22	JPY	29,450	305,641
0.80%, 06/20/22	JPY	50	524
0.80%, 09/20/22	JPY	291,150	3,050,156
0.80%, 12/20/22	JPY	337,600	3,533,727
0.90%, 06/20/14	JPY	832,250	8,619,738
1.10%, 12/20/21	JPY	274,400	2,954,427
1.10%, 03/20/33	JPY	164,350	1,575,405
1.50%, 09/20/15	JPY	1,436,250	15,224,899
1.50%, 12/20/17	JPY	1,841,100	19,996,943
1.60%, 06/20/30	JPY	81,750	880,065
1.80%, 09/20/31	JPY	122,800	1,340,261
1.80%, 11/22/32	JPY	170,900	1,850,829
1.90%, 12/20/28	JPY	131,350	1,498,342
1.90%, 03/20/29	JPY	78,650	895,347
1.90%, 09/20/42	JPY	35,500	387,453
2.00%, 09/20/40	JPY	7,800	86,918
2.00%, 09/20/41	JPY	86,950	968,938
2.00%, 03/20/42	JPY	46,800	522,016
2.00%, 03/20/52	JPY	79,600	890,178
2.10%, 12/20/21	JPY	212,750	2,474,374
2.10%, 03/20/25	JPY	331,400	3,931,076
2.10%, 12/20/26	JPY	287,350	3,398,406
2.10%, 12/20/27	JPY	141,100	1,660,420
2.20%, 09/21/20	JPY	747,250	8,659,079
2.20%, 09/20/28	JPY	107,250	1,272,103
2.20%, 03/20/30	JPY	265,250	3,111,847

Security	Principal (000s)		Value

2.20%, 03/20/31	JPY	87,850	$1,021,111
2.20%, 03/20/41	JPY	4,450	51,665
2.20%, 03/20/49	JPY	24,650	288,651
2.20%, 03/20/50	JPY	29,850	349,895
2.20%, 03/20/51	JPY	38,900	456,936
2.30%, 03/20/39	JPY	1,600	18,840
2.30%, 03/20/40	JPY	1,700	20,069
2.40%, 03/20/48	JPY	46,650	571,069
2.50%, 09/20/35	JPY	50,000	605,405
2.50%, 09/20/36	JPY	147,350	1,786,942
2.50%, 09/20/37	JPY	133,600	1,625,117

			95,884,812

NETHERLANDS — 4.71%
Netherlands (Kingdom of the)
1.25%, 01/15/18[b]	EUR	700	953,141
2.50%, 01/15/33[b]	EUR	765	1,056,332
2.75%, 01/15/15[b]	EUR	2,613	3,603,035
3.25%, 07/15/15[b]	EUR	2,080	2,932,038
3.50%, 07/15/20[b]	EUR	550	851,414
3.75%, 01/15/23[b]	EUR	4,020	6,399,554
3.75%, 01/15/42[b]	EUR	612	1,056,980
4.00%, 07/15/19[b]	EUR	587	923,651
4.00%, 01/15/37[b]	EUR	598	1,041,804
4.50%, 07/15/17[b]	EUR	1,352	2,083,912

			20,901,861

NORWAY — 1.57%
Norway (Kingdom of)
2.00%, 05/24/23	NOK	4,625	799,874
3.75%, 05/25/21	NOK	7,064	1,403,205
4.25%, 05/19/17	NOK	7,546	1,465,985
4.50%, 05/22/19	NOK	8,210	1,674,101
5.00%, 05/15/15	NOK	8,777	1,642,673

			6,985,838

PORTUGAL — 4.39%
Portugal (Republic of)
3.35%, 10/15/15	EUR	2,469	3,241,918
3.60%, 10/15/14	EUR	1,433	1,910,578
3.85%, 04/15/21	EUR	935	1,109,523
4.10%, 04/15/37	EUR	1,234	1,229,358
4.20%, 10/15/16	EUR	980	1,299,836
4.35%, 10/16/17	EUR	1,173	1,543,112
4.38%, 06/16/14	EUR	975	1,310,442

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

April 30, 2013

Security	Principal (000s)		Value

4.45%, 06/15/18	EUR	1,370	$1,791,620
4.75%, 06/14/19	EUR	1,247	1,620,062
4.80%, 06/15/20	EUR	1,541	1,978,671
4.95%, 10/25/23[a]	EUR	1,265	1,573,060
6.40%, 02/15/16	EUR	624	878,172

			19,486,352

SPAIN — 4.63%
Spain (Kingdom of)
3.00%, 04/30/15	EUR	1,398	1,889,073
3.15%, 01/31/16	EUR	675	914,642
3.25%, 04/30/16	EUR	1,452	1,969,526
3.30%, 10/31/14	EUR	967	1,311,737
3.75%, 10/31/15	EUR	116	159,304
3.80%, 01/31/17	EUR	496	681,378
4.00%, 07/30/15	EUR	247	340,530
4.00%, 04/30/20	EUR	574	779,957
4.10%, 07/30/18	EUR	626	870,175
4.20%, 01/31/37	EUR	503	611,716
4.25%, 10/31/16	EUR	432	602,184
4.30%, 10/31/19	EUR	595	827,671
4.40%, 01/31/15	EUR	239	330,815
4.50%, 01/31/18	EUR	590	832,415
4.60%, 07/30/19	EUR	481	681,407
4.65%, 07/30/25	EUR	925	1,258,252
4.70%, 07/30/41	EUR	786	1,028,751
4.75%, 07/30/14	EUR	304	418,316
4.80%, 01/31/24	EUR	418	578,205
4.85%, 10/31/20	EUR	200	284,337
4.90%, 07/30/40	EUR	615	829,822
5.40%, 01/31/23[b]	EUR	25	36,313
5.50%, 07/30/17	EUR	497	727,034
5.50%, 04/30/21	EUR	750	1,108,920
5.75%, 07/30/32	EUR	491	740,887
5.85%, 01/31/22	EUR	290	435,114
6.00%, 01/31/29	EUR	200	308,271

			20,556,752

SWEDEN — 3.34%
Sweden (Kingdom of)
1.50%, 11/13/23	SEK	9,465	1,444,734
3.00%, 07/12/16	SEK	8,155	1,342,476
3.50%, 06/01/22	SEK	11,655	2,100,552
3.50%, 03/30/39	SEK	6,810	1,297,657
3.75%, 08/12/17	SEK	9,785	1,682,896

Security	Principal (000s)		Value

4.25%, 03/12/19	SEK	12,350	$2,232,469
4.50%, 08/12/15	SEK	9,845	1,645,885
5.00%, 12/01/20	SEK	7,105	1,381,541
6.75%, 05/05/14	SEK	10,255	1,676,772

			14,804,982

SWITZERLAND — 2.09%
Switzerland (Confederation of)
2.25%, 07/06/20	CHF	736	902,263
2.50%, 03/12/16	CHF	1,092	1,263,567
3.00%, 01/08/18	CHF	50	61,349
3.00%, 05/12/19	CHF	937	1,182,257
3.75%, 06/10/15	CHF	250	290,974
4.00%, 02/11/23	CHF	639	910,744
4.00%, 04/08/28	CHF	1,052	1,620,552
4.25%, 06/05/17	CHF	2,394	3,025,261

			9,256,967

UNITED KINGDOM — 5.16%
United Kingdom
1.75%, 01/22/17	GBP	1,717	2,800,238
2.75%, 01/22/15	GBP	993	1,612,426
3.25%, 01/22/44	GBP	50	80,429
3.75%, 09/07/20	GBP	913	1,673,434
3.75%, 09/07/21	GBP	196	360,758
3.75%, 07/22/52	GBP	546	971,112
4.00%, 09/07/16	GBP	1,307	2,280,804
4.00%, 03/07/22	GBP	1,955	3,669,786
4.00%, 01/22/60	GBP	529	1,008,356
4.25%, 12/07/27	GBP	465	901,220
4.25%, 06/07/32	GBP	374	725,469
4.25%, 12/07/55	GBP	434	860,154
4.50%, 03/07/19	GBP	250	469,313
4.50%, 09/07/34	GBP	75	149,927
4.50%, 12/07/42	GBP	50	100,772
4.75%, 12/07/30	GBP	550	1,129,938
4.75%, 12/07/38	GBP	1,669	3,472,958
5.00%, 03/07/25	GBP	298	614,155

			22,881,249

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $421,071,878)			432,730,382

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

April 30, 2013

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	204	$204,373

		204,373

TOTAL SHORT-TERM INVESTMENTS
(Cost: $204,373)		204,373

TOTAL INVESTMENTS IN SECURITIES — 97.55%
(Cost: $421,276,251)		432,934,755
Other Assets, Less Liabilities — 2.45%		10,888,279

NET ASSETS — 100.00%		$443,823,034

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

JPY  —  Japanese Yen

NOK  —  Norwegian Krone

SEK  —  Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2013

	iShares J.P. Morgan USD Emerging Markets Bond Fund	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund	iShares S&P/Citigroup International Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$5,504,567,023	$183,218,111	$421,071,878
Affiliated (Note 2)	25,665,555	44,898	204,373

Total cost of investments	$5,530,232,578	$183,263,009	$421,276,251

Investments in securities, at fair value (Note 1):
Unaffiliated	$5,841,891,875	$178,850,194	$432,730,382
Affiliated (Note 2)	25,665,555	44,898	204,373

Total fair value of investments	5,867,557,430	178,895,092	432,934,755
Foreign currency, at value[a]	—	2,988,097	5,933,085
Receivables:
Investment securities sold	55,159,032	6,444,371	1,527,279
Due from custodian (Note 4)	20,350,438	—	3,485,271
Interest	85,285,737	2,586,737	5,547,964
Capital shares sold	7,140,435	—	—

Total Assets	6,035,493,072	190,914,297	449,428,354

LIABILITIES
Payables:
Investment securities purchased	63,067,004	6,490,419	5,482,084
Investment advisory fees (Note 2)	2,853,699	52,490	123,236

Total Liabilities	65,920,703	6,542,909	5,605,320

NET ASSETS	$5,969,572,369	$184,371,388	$443,823,034

Net assets consist of:
Paid-in capital	$5,502,499,385	$201,390,827	$443,555,831
Undistributed net investment income	20,418,216	617,832	1,923,488
Undistributed net realized gain (accumulated net realized loss)	109,329,916	(13,230,925)	(13,377,937)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	337,324,852	(4,406,346)	11,721,652

NET ASSETS	$5,969,572,369	$184,371,388	$443,823,034

Shares outstanding[b]	49,500,000	1,950,000	4,350,000

Net asset value per share	$120.60	$94.55	$102.03

[a]	Cost of foreign currency: $ —, $3,050,670 and $5,908,756, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2013

	iShares J.P. Morgan USD Emerging Markets Bond Fund	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund	iShares S&P/Citigroup International Treasury Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$151,900,136	$1,510,549	$4,884,714
Interest — affiliated (Note 2)	13,566	185	251

Total investment income	151,913,702	1,510,734	4,884,965

EXPENSES
Investment advisory fees (Note 2)	18,794,270	334,921	702,425

Total expenses	18,794,270	334,921	702,425

Net investment income	133,119,432	1,175,813	4,182,540

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,059,861)	(2,880,356)	418,766
In-kind redemptions — unaffiliated	140,017,542	(807,596)	931,873
Foreign currency transactions	—	(19,978)	41,365

Net realized gain (loss)	130,957,681	(3,707,930)	1,392,004

Net change in unrealized appreciation/depreciation on:
Investments	(165,635,322)	(2,535,851)	(3,865,984)
Translation of assets and liabilities in foreign currencies	—	(55,219)	12,695

Net change in unrealized appreciation/depreciation	(165,635,322)	(2,591,070)	(3,853,289)

Net realized and unrealized loss	(34,677,641)	(6,299,000)	(2,461,285)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$98,441,791	$(5,123,187)	$1,721,255

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares J.P. Morgan USD Emerging Markets Bond Fund		iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund
	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$133,119,432	$205,809,961	$1,175,813	$4,114,210
Net realized gain (loss)	130,957,681	41,408,984	(3,707,930)	(9,928,743)
Net change in unrealized appreciation/depreciation	(165,635,322)	402,195,069	(2,591,070)	83,311

Net increase (decrease) in net assets resulting from operations	98,441,791	649,414,014	(5,123,187)	(5,731,222)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(130,506,233)	(199,274,047)	(1,243,378)	(4,890,440)

Total distributions to shareholders	(130,506,233)	(199,274,047)	(1,243,378)	(4,890,440)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,018,580,452	3,191,441,318	19,459,618	38,630,862
Cost of shares redeemed	(1,202,376,177)	(600,402,010)	(14,067,002)	(9,457,414)

Net increase (decrease) in net assets from capital share transactions	(183,795,725)	2,591,039,308	5,392,616	29,173,448

INCREASE (DECREASE) IN NET ASSETS	(215,860,167)	3,041,179,275	(973,949)	18,551,786

NET ASSETS
Beginning of period	6,185,432,536	3,144,253,261	185,345,337	166,793,551

End of period	$5,969,572,369	$6,185,432,536	$184,371,388	$185,345,337

Undistributed net investment income included in net assets at end of period	$20,418,216	$17,805,017	$617,832	$685,397

SHARES ISSUED AND REDEEMED
Shares sold	8,400,000	27,900,000	200,000	400,000
Shares redeemed	(10,100,000)	(5,400,000)	(150,000)	(100,000)

Net increase (decrease) in shares outstanding	(1,700,000)	22,500,000	50,000	300,000

See notes to financial statements.

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/Citigroup International Treasury Bond Fund
	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,182,540	$8,924,620
Net realized gain (loss)	1,392,004	(15,312,031)
Net change in unrealized appreciation/depreciation	(3,853,289)	12,907,210

Net increase in net assets resulting from operations	1,721,255	6,519,799

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,740,547)	(8,963,417)

Total distributions to shareholders	(3,740,547)	(8,963,417)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	137,183,723	89,191,143
Cost of shares redeemed	(40,592,311)	(19,626,819)

Net increase in net assets from capital share transactions	96,591,412	69,564,324

INCREASE IN NET ASSETS	94,572,120	67,120,706

NET ASSETS
Beginning of period	349,250,914	282,130,208

End of period	$443,823,034	$349,250,914

Undistributed net investment income included in net assets at end of period	$1,923,488	$1,481,495

SHARES ISSUED AND REDEEMED
Shares sold	1,350,000	900,000
Shares redeemed	(400,000)	(200,000)

Net increase in shares outstanding	950,000	700,000

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares J.P. Morgan USD Emerging Markets Bond Fund
	Six months ended Apr. 30, 2013 (Unaudited)	Year ended Oct. 31, 2012	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Dec. 17, 2007[b] to Feb. 29, 2008
Net asset value, beginning of period	$120.81	$109.56	$105.20	$101.51	$82.17	$100.80	$100.32

Income from investment operations:
Net investment income[c]	2.51	5.25	3.56	5.55	5.89	5.83	1.09
Net realized and unrealized gain (loss)[d]	(0.25)	11.23	4.35	3.63	19.17	(19.17)	0.03

Total from investment operations	2.26	16.48	7.91	9.18	25.06	(13.34)	1.12

Less distributions from:
Net investment income	(2.47)	(5.23)	(3.55)	(5.49)	(5.72)	(5.29)	(0.64)

Total distributions	(2.47)	(5.23)	(3.55)	(5.49)	(5.72)	(5.29)	(0.64)

Net asset value, end of period	$120.60	$120.81	$109.56	$105.20	$101.51	$82.17	$100.80

Total return	1.90%[e]	15.50%	7.63%[e]	9.21%	31.34%	(13.68)%	1.10%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,969,572	$6,185,433	$3,144,253	$2,240,859	$1,167,339	$139,685	$40,319
Ratio of expenses to average net assets[f]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[f]	4.22%	4.61%	4.92%	5.21%	5.97%	6.61%	5.36%
Portfolio turnover rate[g]	14%	30%	14%	24%	43%	31%	10%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund
	Six months ended Apr. 30, 2013 (Unaudited)	Year ended Oct. 31, 2012	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Period from Jan. 21, 2009[b] to Feb. 28, 2009
Net asset value, beginning of period	$97.55	$104.25	$106.02	$102.17	$92.38	$95.47

Income from investment operations:
Net investment income[c]	0.58	2.28	1.75	1.24	0.99	0.11
Net realized and unrealized gain (loss)[d]	(2.98)	(6.05)	(1.23)	3.65	10.09	(3.20)

Total from investment operations	(2.40)	(3.77)	0.52	4.89	11.08	(3.09)

Less distributions from:
Net investment income	(0.60)	(2.93)	(2.29)	(1.04)	(1.29)	—

Total distributions	(0.60)	(2.93)	(2.29)	(1.04)	(1.29)	—

Net asset value, end of period	$94.55	$97.55	$104.25	$106.02	$102.17	$92.38

Total return	(2.49)%[e]	(3.62)%	0.48%[e]	4.82%	11.84%	(3.12)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$184,371	$185,345	$166,794	$127,225	$122,608	$9,238
Ratio of expenses to average net assets[f]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[f]	1.23%	2.36%	2.44%	1.22%	0.94%	1.09%
Portfolio turnover rate[g]	41%	100%	57%	136%	115%	23%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/Citigroup International Treasury Bond Fund
	Six months ended Apr. 30, 2013 (Unaudited)	Year ended Oct. 31, 2012	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Period from Jan. 21, 2009[b] to Feb. 28, 2009
Net asset value, beginning of period	$102.72	$104.49	$103.38	$101.75	$91.34	$94.29

Income from investment operations:
Net investment income[c]	1.05	2.91	2.08	2.37	2.18	0.21
Net realized and unrealized gain (loss)[d]	(0.73)	(1.63)	1.22	1.59	10.42	(3.16)

Total from investment operations	0.32	1.28	3.30	3.96	12.60	(2.95)

Less distributions from:
Net investment income	(1.01)	(3.05)	(2.19)	(2.33)	(2.19)	—

Total distributions	(1.01)	(3.05)	(2.19)	(2.33)	(2.19)	—

Net asset value, end of period	$102.03	$102.72	$104.49	$103.38	$101.75	$91.34

Total return	0.31%[e]	1.35%	3.19%[e]	3.98%	13.85%	(3.17)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$443,823	$349,251	$282,130	$186,079	$122,101	$9,134
Ratio of expenses to average net assets[f]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[f]	2.08%	2.93%	2.94%	2.35%	2.10%	2.13%
Portfolio turnover rate[g]	7%	48%	27%	72%	108%	17%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
J.P. Morgan USD Emerging Markets	Non-diversified
S&P/Citigroup 1-3 Year International Treasury	Non-diversified
S&P/Citigroup International Treasury	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or Liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
J.P. Morgan USD Emerging Markets
Assets:
Foreign Agency Obligations	$—	$1,111,474,949	$—	$1,111,474,949
Foreign Government Obligations	—	4,730,416,926	—	4,730,416,926
Money Market Funds	25,665,555	—	—	25,665,555

	$25,665,555	$5,841,891,875	$—	$5,867,557,430

S&P/Citigroup 1-3 Year International Treasury
Assets:
Foreign Government Obligations	$—	$178,850,194	$—	$178,850,194
Money Market Funds	44,898	—	—	44,898

	$44,898	$178,850,194	$—	$178,895,092

S&P/Citigroup International Treasury
Assets:
Foreign Government Obligations	$—	$432,730,382	$—	$432,730,382
Money Market Funds	204,373	—	—	204,373

	$204,373	$432,730,382	$—	$432,934,755

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of April 30, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund.

For its investment advisory services to the iShares J.P. Morgan USD Emerging Markets Bond Fund, BFA is entitled to an annual investment advisory fee of 0.60% based on the Fund’s allocable portion of the aggregate of the average daily net assets (of the Fund and certain other iShares funds) up to $19 billion, and 0.57% on its allocable portion of the aggregate average daily net assets in excess of $19 billion.

For its investment advisory services to each of the iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund, BFA is entitled to an annual investment advisory fee of 0.35% based on the average daily net assets of each Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2013 were as follows:

iShares Bond Fund	Purchases	Sales
J.P. Morgan USD Emerging Markets	$1,107,203,161	$857,858,914
S&P/Citigroup 1-3 Year International Treasury	92,190,676	76,556,976
S&P/Citigroup International Treasury	82,934,501	29,001,842

In-kind transactions (see Note 4) for the six months ended April 30, 2013 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
J.P. Morgan USD Emerging Markets	$780,383,483	$1,154,734,578
S&P/Citigroup 1-3 Year International Treasury	—	13,634,718
S&P/Citigroup International Treasury	81,821,701	39,180,032

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond Fund	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
J.P. Morgan USD Emerging Markets	$—	$—	$96,030	$96,030
S&P/Citigroup 1-3 Year International Treasury	9,394,370	1,262	117,648	9,513,280
S&P/Citigroup International Treasury	13,898,085	66,505	55,392	14,019,982

[a]	Must be utilized prior to losses subject to expiration.

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
J.P. Morgan USD Emerging Markets	$5,552,228,163	$364,097,219	$(48,767,952)	$315,329,267
S&P/Citigroup 1-3 Year International Treasury	183,272,724	3,123,114	(7,500,746)	(4,377,632)
S&P/Citigroup International Treasury	422,026,210	23,802,445	(12,893,900)	10,908,545

Management has reviewed the tax positions as of April 30, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	35

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
J.P. Morgan USD Emerging Markets	$2.46731	$—	$—	$2.46731	100%	—%	—%	100%
S&P/Citigroup 1-3 Year International Treasury	0.58103	—	0.01520	0.59623	97	—	3	100

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	37

Notes:

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by J.P. Morgan, Standard & Poor’s or Citigroup Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-103-0413

APRIL 30, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Floating Rate Note Fund | FLOT | NYSE Arca
➢	iShares Aaa - A Rated Corporate Bond Fund | QLTA | NYSE Arca
➢	iShares Baa - Ba Rated Corporate Bond Fund | QLTB | BATS
➢	iShares B - Ca Rated Corporate Bond Fund | QLTC | BATS
➢	iShares Financials Sector Bond Fund | MONY | NYSE Arca
➢	iShares Industrials Sector Bond Fund | ENGN | NYSE Arca
➢	iShares Utilities Sector Bond Fund | AMPS | NYSE Arca

Fund Performance Overview

iSHARES® FLOATING RATE NOTE FUND

Performance as of April 30, 2013

The iShares Floating Rate Note Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays US Floating Rate Note < 5 Years Index (the “Index”). The Index measures the performance of U.S. dollar-denominated, investment-grade floating rate notes. Securities in the Index have a remaining maturity of greater than or equal to one month and less than five years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 0.81%, net of fees, while the total return for the Index was 0.78%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.50%	2.44%	2.44%	2.50%	2.44%	2.44%
Since Inception	1.43%	1.52%	1.54%	2.70%	2.88%	2.91%

The inception date of the Fund was 6/14/11. The first day of secondary market trading was 6/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,008.10	$1.00	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

BOND CREDIT QUALITY

As of 4/30/13

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	13.66%
Aa1	4.06
Aa2	10.10
Aa3	10.15
A1	8.29
A2	25.01
A3	12.30
Baa1	7.75
Baa2	6.23
Baa3	0.97
Ba1	0.08
Not Rated	1.40

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

Commonwealth Bank of Australia, 1.01%, 03/17/14	1.73%
J.P. Morgan Chase & Co., 0.91%, 02/26/16	1.59
Citigroup Inc., 1.21%, 04/01/14	1.38
Wells Fargo & Co., 0.48%, 10/28/15	1.38
KfW, 0.35%, 03/13/15	1.37
National Australia Bank Ltd., 1.23%, 07/25/14	1.30
Goldman Sachs Group Inc. (The), 1.48%, 04/30/18	1.27
International Bank for Reconstruction and Development, 0.20%, 01/14/15	1.21
Citigroup Inc., 0.58%, 11/05/14	1.17
J.P. Morgan Chase & Co., 1.18%, 01/25/18	1.15

TOTAL	13.55%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® Aaa - A RATED CORPORATE BOND FUND

Performance as of April 30, 2013

The iShares Aaa - A Rated Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Corporate Aaa - A Capped Index (the “Index”). The Index is a subset of the Barclays U.S. Corporate Index and measures the performance of the Aaa - A rated range of the fixed-rate, U.S. dollar-denominated taxable, corporate bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 0.82%, net of fees, while the total return for the Index was 0.93%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.66%	6.65%	6.88%	6.66%	6.65%	6.88%
Since Inception	5.74%	6.19%	6.24%	6.97%	7.53%	7.60%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,008.20	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 4/30/13

Maturity	Percentage of Total Investments*

1-5 Years	47.68%
5-10 Years	29.37
10-15 Years	0.31
15-20 Years	1.25
More than 20 Years	21.39

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

BP Capital Markets PLC, 1.85%, 05/05/17	0.73%
Bank of America Corp., 7.38%, 05/15/14	0.67
Anheuser-Busch InBev Worldwide Inc., 0.80%, 07/15/15	0.66
International Business Machines Corp., 0.75%, 05/11/15	0.63
General Electric Capital Corp., 5.88%, 01/14/38	0.63
Wal-Mart Stores Inc., 6.50%, 08/15/37	0.60
Wells Fargo & Co., 3.75%, 10/01/14	0.57
Goldman Sachs Group Inc. (The), 6.00%, 05/01/14	0.56
PepsiCo Inc., 0.70%, 08/13/15	0.54
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	0.53

TOTAL	6.12%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

Performance as of April 30, 2013

The iShares Baa - Ba Rated Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Corporate Baa - Ba Capped Index (the “Index”). The Index is a subset of the Barclays U.S. Corporate Index and Barclays U.S. Corporate High Yield Index and measures the performance of the Baa1 - Ba3 rated range of the fixed-rate, U.S. dollar-denominated taxable, corporate bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 2.54%, net of fees, while the total return for the Index was 2.79%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.75%	9.15%	10.05%	9.75%	9.15%	10.05%
Since Inception	10.16%	10.02%	10.43%	10.37%	10.22%	10.62%

The inception date of the Fund was 4/24/12. The first day of secondary market trading was 4/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,025.40	$1.51	$1,000.00	$1,023.30	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 4/30/13

Maturity	Percentage of Total Investments*

1-5 Years	27.63%
5-10 Years	49.16
10-15 Years	0.67
15-20 Years	5.45
More than 20 Years	17.09

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

Ford Motor Credit Co. LLC, 5.00%, 05/15/18	1.39%
American International Group Inc., 3.80%, 03/22/17	0.85
Express Scripts Holding Co., 2.65%, 02/15/17	0.82
Time Warner Cable Inc., 8.25%, 04/01/19	0.82
American International Group Inc., 8.25%, 08/15/18	0.81
Prudential Financial Inc., 7.38%, 06/15/19	0.80
SMFG Preferred Capital USD 3 Ltd., 9.50%, 12/31/49	0.80
Kraft Foods Inc., 6.50%, 08/11/17	0.75
Ford Motor Credit Co. LLC, 12.00%, 05/15/15	0.75
SLM Corp., 8.45%, 06/15/18	0.73

TOTAL	8.52%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® B - Ca RATED CORPORATE BOND FUND

Performance as of April 30, 2013

The iShares B - Ca Rated Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Corporate B - Ca Capped Index (the “Index”). The Index is a subset of the Barclays U.S. Corporate High Yield Index and measures the performance of the B1 - Ca rated range of the fixed-rate, U.S. dollar-denominated taxable, corporate bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 7.28%, net of fees, while the total return for the Index was 8.21%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.24%	11.96%	14.46%	13.24%	11.96%	14.46%
Since Inception	13.93%	12.77%	15.16%	14.21%	13.03%	15.43%

The inception date of the Fund was 4/24/12. The first day of secondary market trading was 4/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,072.80	$2.83	$1,000.00	$1,022.10	$2.76	0.55%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 4/30/13

Maturity	Percentage of Total Investments*

1-5 Years	26.03%
5-10 Years	68.28
10-15 Years	2.49
15-20 Years	2.30
More than 20 Years	0.90

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, 9.88%, 08/15/19	1.84%
First Data Corp., 12.63%, 01/15/21	1.52
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., 10.00%, 12/01/20	1.34
Valeant Pharmaceuticals International Inc., 7.00%, 10/01/20	1.29
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19	1.22
EP Energy LLC/EP Energy Finance Inc., Series WI, 9.38%, 05/01/20	1.09
Sprint Nextel Corp., 8.38%, 08/15/17	1.09
United Rentals (North America) Inc., 7.63%, 04/15/22	1.07
HCA Holdings Inc., 7.75%, 05/15/21	1.06
Sabine Pass LNG LP, 7.50%, 11/30/16	1.06

TOTAL	12.58%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FINANCIALS SECTOR BOND FUND

Performance as of April 30, 2013

The iShares Financials Sector Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Financial Institutions Capped Bond Index (the “Index”). The Index measures the performance of U.S. dollar-denominated publicly-issued investment-grade corporate bonds in the financial sector. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 2.76%, net of fees, while the total return for the Index was 2.89%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.56%	9.30%	10.25%	9.56%	9.30%	10.25%
Since Inception	8.98%	9.13%	9.94%	10.95%	11.13%	12.15%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,027.60	$1.51	$1,000.00	$1,023.30	$1.51	0.30%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

BOND CREDIT QUALITY

As of 4/30/13

Moody’s Credit Rating	Percentage of Total Investments*
Aa1	0.50%
Aa2	6.22
Aa3	4.81
A1	9.47
A2	18.92
A3	15.98
Baa1	14.02
Baa2	25.43
Baa3	3.29
Ba1	1.36

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets
Goldman Sachs Group Inc. (The), 6.00%, 05/01/14	2.46%
Morgan Stanley, 5.75%, 01/25/21	2.22
General Electric Capital Corp., Series A, 6.75%, 03/15/32	2.15
Citigroup Inc., 4.75%, 05/19/15	2.01
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1.99
J.P. Morgan Chase & Co., 3.15%, 07/05/16	1.98
PNC Funding Corp., 2.70%, 09/19/16	1.97
UBS AG Stamford, 5.88%, 12/20/17	1.95
General Electric Capital Corp., 2.25%, 11/09/15	1.94
Wells Fargo & Co., 4.60%, 04/01/21	1.90

TOTAL	20.57%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® INDUSTRIALS SECTOR BOND FUND

Performance as of April 30, 2013

The iShares Industrials Sector Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Industrial Bond Index (the “Index”). The Index measures the performance of U.S. dollar-denominated publicly-issued investment-grade U.S. corporate bonds in the industrials sector. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 0.25%, net of fees, while the total return for the Index was 0.69%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.86%	7.85%	6.50%	5.86%	7.85%	6.50%
Since Inception	4.96%	6.99%	5.59%	6.02%	8.51%	6.80%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.50	$1.49	$1,000.00	$1,023.30	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

BOND CREDIT QUALITY

As of 4/30/13

Moody’s Credit Rating	Percentage of Total Investments*
Aaa	2.03%
Aa1	0.81
Aa2	1.83
Aa3	6.83
A1	7.56
A2	17.25
A3	19.79
Baa1	13.64
Baa2	19.06
Baa3	11.20

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets
NBCUniversal Media LLC, 5.15%, 04/30/20	1.95%
Caterpillar Financial Services Corp., 7.15%, 02/15/19	1.68
Rio Tinto Finance (USA) Ltd., 3.75%, 09/20/21	1.39
Verizon Communications Inc., 7.75%, 12/01/30	1.37
Time Warner Inc., 7.70%, 05/01/32	1.14
Wal-Mart Stores Inc., 6.50%, 08/15/37	1.13
America Movil SAB de CV, 5.00%, 03/30/20	1.12
Intel Corp., 3.30%, 10/01/21	1.04
PepsiCo Inc., 2.50%, 05/10/16	1.02
Novartis Capital Corp., 2.90%, 04/24/15	1.02

TOTAL	12.86%

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® UTILITIES SECTOR BOND FUND

Performance as of April 30, 2013

The iShares Utilities Sector Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Utility Bond Index (the “Index”). The Index measures the performance of U.S. dollar-denominated publicly-issued investment-grade corporate bonds in the utilities sector. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 1.21%, net of fees, while the total return for the Index was 1.49%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.67%	10.64%	8.09%	7.67%	10.64%	8.09%
Since Inception	6.52%	9.59%	7.10%	7.93%	11.70%	8.65%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,012.10	$1.50	$1,000.00	$1,023.30	$1.51	0.30%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

BOND CREDIT QUALITY

As of 4/30/13

Moody’s Credit Rating	Percentage of Total Investments*
Aa3	4.01%
A1	8.77
A2	10.18
A3	14.82
Baa1	23.88
Baa2	23.42
Baa3	14.92

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

MidAmerican Energy Holdings Co., 6.13%, 04/01/36	3.09%
Kinder Morgan Energy Partners LP, 5.80%, 03/15/35	2.78
Enterprise Products Operating LLC, 5.20%, 09/01/20	2.57
Virginia Electric and Power Co., 8.88%, 11/15/38	2.48
TransCanada PipeLines Ltd., 7.63%, 01/15/39	2.48
Nisource Finance Corp., 5.45%, 09/15/20	2.25
DTE Energy Co., 6.35%, 06/01/16	2.22
Consumers Energy Co., Series P, 5.50%, 08/15/16	2.21
TECO Finance Inc., 6.57%, 11/01/17	2.04
Xcel Energy Inc., 4.70%, 05/15/20	1.98

TOTAL	24.10%

FUND PERFORMANCE OVERVIEWS	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2012 and held through April 30, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FLOATING RATE NOTE FUND

April 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 93.69%

AEROSPACE & DEFENSE — 0.94%
United Technologies Corp.
0.56%, 12/02/13	$9,156	$9,171,803
0.79%, 06/01/15	5,500	5,554,357

		14,726,160
AGRICULTURE — 0.38%
Philip Morris International Inc.
0.34%, 02/26/15	6,000	6,000,084

		6,000,084
APPAREL — 0.20%
VF Corp.
1.04%, 08/23/13	3,100	3,106,907

		3,106,907
AUTO MANUFACTURERS — 2.50%
Daimler Finance North America LLC
0.88%, 01/09/15[b]	5,000	5,017,605
0.89%, 03/28/14[b]	8,950	8,969,618
1.06%, 04/10/14[b]	4,000	4,016,676
1.48%, 09/13/13[b]	200	200,628
1.61%, 07/11/13[b]	5,000	5,008,950
Volkswagen International Finance NV
0.89%, 04/01/14[b,c]	3,350	3,355,986
0.89%, 11/20/14[b]	7,000	7,029,204
1.03%, 03/21/14[b]	5,650	5,668,346

		39,267,013
AUTO PARTS & EQUIPMENT — 0.13%
Johnson Controls Inc.
0.71%, 02/04/14	2,050	2,054,789

		2,054,789
BANKS — 57.74%
Abbey National Treasury Services PLC
1.86%, 04/25/14	1,400	1,410,188
ABN Amro Bank NV
2.05%, 01/30/14[b]	10,400	10,510,344
Achmea Hypotheekbank NV
0.65%, 11/03/14[b]	1,000	1,004,037
American Express Bank FSB
0.50%, 06/12/17[c]	11,500	11,416,153
ANZ National International Ltd.
1.28%, 12/20/13[b]	2,250	2,263,032

Security	Principal (000s)	Value

Australia and New Zealand Banking Group Ltd.
0.95%, 09/24/13[b]	$2,000	$2,005,142
1.02%, 01/10/14[b]	4,750	4,772,786
Bank of America Corp.
0.54%, 10/14/16[c]	13,900	13,561,771
0.61%, 09/15/14	7,250	7,231,339
0.62%, 08/15/16[c]	1,300	1,253,626
1.10%, 03/22/16[c]	6,000	5,994,936
1.35%, 03/22/18	11,000	10,974,139
1.83%, 07/11/14[c]	1,245	1,262,328
Series L
1.70%, 01/30/14	8,400	8,469,577
Bank of America N.A.
0.56%, 06/15/16	3,150	3,061,901
0.58%, 06/15/17	3,125	2,995,016
Bank of Montreal
0.75%, 04/29/14	5,500	5,524,772
0.75%, 09/11/15	2,000	2,010,090
Bank of New York Mellon Corp. (The)
0.51%, 10/23/15	7,250	7,259,497
0.51%, 03/04/16	1,000	999,724
0.55%, 07/28/14	2,950	2,954,195
0.58%, 01/31/14	1,700	1,703,147
Series 1
0.72%, 03/06/18	2,000	2,001,914
Bank of Nova Scotia
0.68%, 03/15/16	2,000	2,005,126
0.75%, 09/11/15	4,500	4,515,233
1.32%, 01/12/15	2,500	2,532,595
Bank of Tokyo-Mitsubishi UFJ
0.78%, 04/02/14	1,000	1,003,309
0.95%, 02/24/14[b]	5,250	5,270,428
Barclays Bank PLC
1.32%, 01/13/14	7,450	7,493,575
BB&T Corp.
0.98%, 04/28/14 (Call 03/28/14)	300	301,622
BBVA U.S. Senior SA Unipersonal
2.42%, 05/16/14	3,700	3,718,696
BNP Paribas SA
1.18%, 01/10/14[c]	17,000	17,067,116
3.03%, 12/20/14[c]	10,500	10,880,761

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

April 30, 2013

Security	Principal (000s)	Value

BPCE SA
1.53%, 04/25/16[c]	$2,000	$2,008,180
2.05%, 02/07/14[b]	8,200	8,284,624
Branch Banking & Trust Co.
0.60%, 09/13/16[c]	7,000	6,935,418
Citigroup Inc.
0.41%, 03/07/14	3,150	3,144,056
0.55%, 06/09/16[c]	5,390	5,230,391
0.58%, 11/05/14	18,500	18,439,338
1.07%, 04/01/16	3,000	3,012,075
1.21%, 04/01/14[c]	21,600	21,708,864
1.73%, 01/13/14	3,000	3,022,998
2.29%, 08/13/13	9,555	9,604,667
Commonwealth Bank of Australia
0.56%, 09/17/14[b,c]	2,000	2,006,358
0.78%, 06/25/14[b]	5,650	5,679,103
1.00%, 08/07/13[b]	1,500	1,502,744
1.01%, 03/17/14[b]	26,950	27,122,749
1.08%, 09/18/15[b]	1,000	1,010,757
Credit Agricole SA
1.73%, 01/21/14[b,c]	12,400	12,489,565
Credit Suisse New York
1.24%, 01/14/14	7,250	7,292,420
Danske Bank A/S
1.33%, 04/14/14[b]	3,000	3,015,603
Fifth Third Bank
0.40%, 05/17/13	8,250	8,249,827
0.70%, 02/26/16 (Call 01/26/16)	1,000	1,000,290
FIH Erhvervsbank A/S
0.65%, 06/13/13[b]	4,900	4,902,401
Goldman Sachs Group Inc. (The)
0.73%, 03/22/16[c]	8,950	8,873,853
0.78%, 01/12/15[c]	3,000	2,996,085
0.88%, 09/29/14	12,760	12,778,017
1.28%, 07/29/13	1,000	1,002,575
1.29%, 11/21/14	3,000	3,020,829
1.30%, 02/07/14	10,035	10,084,774
1.48%, 04/30/18	20,000	19,980,600
Series B
0.68%, 07/22/15[c]	13,125	13,061,606
HSBC Bank PLC
0.72%, 05/15/13[b]	1,900	1,900,310
0.94%, 08/12/13[b]	3,200	3,204,854
1.08%, 01/17/14[b]	16,500	16,591,146

Security	Principal (000s)	Value

ING Bank NV
1.23%, 03/07/16[b]	$6,000	$5,996,676
1.60%, 10/18/13[b]	5,000	5,026,405
1.68%, 06/09/14[b]	8,500	8,590,032
1.92%, 09/25/15[b]	2,500	2,545,150
Intesa Sanpaolo SpA
2.69%, 02/24/14[b,c]	7,750	7,790,439
J.P. Morgan Chase & Co.
0.73%, 04/23/15	5,000	5,003,000
0.91%, 02/26/16	25,000	25,048,875
0.94%, 10/15/15	12,900	12,966,951
1.03%, 09/30/13	4,000	4,011,628
1.03%, 05/02/14	16,500	16,614,939
1.08%, 01/24/14	10,725	10,785,092
1.18%, 01/25/18	18,000	18,125,514
1.33%, 03/20/15	3,600	3,644,845
KfW
0.25%, 01/23/15	9,000	9,000,063
0.28%, 03/17/14	16,000	15,999,312
0.35%, 03/13/15	21,500	21,508,750
0.46%, 01/17/14	8,600	8,611,283
Lloyds TSB Bank PLC
2.63%, 01/24/14	2,000	2,029,920
Morgan Stanley
0.58%, 01/09/14	9,600	9,580,570
0.73%, 10/18/16	4,600	4,491,583
0.76%, 10/15/15[c]	12,004	11,853,806
1.54%, 02/25/16	16,000	16,088,304
1.56%, 04/25/18	6,000	5,997,210
1.88%, 01/24/14[c]	11,130	11,213,597
2.79%, 05/14/13[c]	3,250	3,252,392
National Australia Bank Ltd.
0.99%, 11/08/13[b]	1,500	1,505,244
1.00%, 04/11/14[b,c]	5,250	5,284,603
1.23%, 07/25/14[b]	20,150	20,376,365
1.43%, 08/07/15	1,000	1,017,949
1.44%, 02/14/14	250	252,277
National Australia Bank Ltd. New York
0.58%, 01/22/15[b]	13,350	13,362,175
National City Bank
0.65%, 06/07/17	2,000	1,977,574
NIBC Bank NV
0.67%, 12/02/14[b]	1,250	1,244,701

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

April 30, 2013

Security	Principal (000s)	Value

Nordea Bank AB
1.18%, 01/14/14[b]	$6,050	$6,086,409
PNC Funding Corp.
0.48%, 01/31/14[d]	5,255	5,259,272
RaboBank Nederland
0.48%, 07/25/13	2,200	2,200,889
0.63%, 04/14/14	6,000	6,016,446
0.76%, 03/18/16	7,500	7,514,985
Royal Bank of Canada
0.58%, 04/17/14	3,335	3,344,938
0.65%, 03/08/16	11,000	11,021,791
0.98%, 10/30/14	8,700	8,775,011
Societe Generale
1.33%, 04/11/14[b]	12,500	12,564,275
Standard Chartered PLC
1.24%, 05/12/14[b]	5,850	5,898,725
Sumitomo Mitsui Banking Corp.
1.23%, 07/22/14[b,c]	2,000	2,014,460
SunTrust Bank
0.58%, 08/24/15	1,000	985,070
Svenska Handelsbanken AB
0.73%, 03/21/16	5,500	5,500,044
Toronto-Dominion Bank (The)
0.46%, 07/26/13[c]	10,250	10,254,869
0.58%, 07/14/14	7,075	7,096,954
0.75%, 11/01/13	4,500	4,509,491
Series 1
0.83%, 04/30/18	8,000	8,023,600
UBS AG Stamford
1.28%, 01/28/14	1,750	1,760,659
US Bank N.A.
0.56%, 10/14/14	7,000	7,003,024
Vestjysk Bank A/S
0.83%, 06/17/13[b]	6,250	6,255,463
Wachovia Bank N.A./Wells Fargo & Co.
0.61%, 03/15/16	375	371,113
0.68%, 11/03/14[c]	9,000	9,010,746
Wachovia Corp./Wells Fargo & Co.
0.49%, 08/01/13	3,750	3,751,924
0.55%, 06/15/17[c]	12,250	12,136,026
0.62%, 10/28/15	3,250	3,219,791
0.65%, 10/15/16	500	493,765
2.07%, 05/01/13	1,250	1,250,000

Security	Principal (000s)	Value

Wells Fargo & Co.
0.48%, 10/28/15	$21,700	$21,648,007
0.91%, 04/23/18	10,000	10,014,710
1.20%, 06/26/15	3,000	3,037,323
Wells Fargo Bank N.A.
0.50%, 05/16/16	5,200	5,138,115
Westpac Banking Corp.
0.56%, 09/10/14[b]	500	500,620
0.70%, 06/14/13[b]	3,000	3,001,182
1.01%, 12/09/13	1,950	1,957,619
1.01%, 03/31/14[b]	3,450	3,471,117
1.04%, 09/25/15	1,500	1,513,739

		907,984,588
BEVERAGES — 1.85%
Anheuser-Busch InBev Worldwide Inc.
0.64%, 07/14/14	400	401,606
0.83%, 01/27/14	9,505	9,548,856
Coca-Cola Co. (The)
0.23%, 03/14/14	4,606	4,605,461
0.26%, 03/05/15	2,000	1,999,278
PepsiCo Inc.
0.37%, 05/10/13	3,556	3,556,206
0.50%, 02/26/16	9,000	9,027,801

		29,139,208
CHEMICALS — 0.52%
E.I. du Pont de Nemours and Co.
0.70%, 03/25/14	8,175	8,206,089

		8,206,089
COMPUTERS — 1.74%
Apple Inc.
0.32%, 05/03/16	7,000	7,000,000
0.52%, 05/03/18	7,000	7,000,000
Dell Inc.
0.88%, 04/01/14[c]	500	498,218
Hewlett-Packard Co.
0.57%, 05/24/13	5,750	5,750,264
0.69%, 05/30/14	1,006	1,003,297
1.83%, 09/19/14[c]	3,000	3,033,879
International Business Machines Corp.
0.27%, 02/04/15	3,000	2,998,434

		27,284,092

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

April 30, 2013

Security	Principal (000s)	Value

COSMETICS & PERSONAL CARE — 0.63%
Procter & Gamble Co. (The)
0.19%, 02/14/14	$4,500	$4,497,759
0.22%, 02/06/14	5,400	5,397,635

		9,895,394
DIVERSIFIED FINANCIAL SERVICES — 12.35%
American Express Credit Corp.
1.13%, 06/24/14[c]	4,840	4,873,972
1.38%, 06/12/15	4,500	4,577,278
1.90%, 06/19/13	1,050	1,052,168
American Honda Finance Corp.
0.52%, 11/03/14[b]	4,000	4,004,204
0.68%, 06/18/14[b]	1,250	1,253,848
Banque PSA Finance SA
2.18%, 04/04/14[b]	500	496,054
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
0.68%, 11/21/16	13,500	13,379,026
Caterpillar Financial Services Corp.
0.39%, 11/19/14	1,000	999,723
0.44%, 08/27/14	1,000	1,001,943
0.53%, 02/26/16	6,000	6,008,448
0.64%, 02/09/15	9,500	9,538,475
General Electric Capital Corp.
0.40%, 12/20/13	1,250	1,250,575
0.44%, 05/08/13	3,500	3,500,193
0.46%, 02/15/17[c]	240	236,620
0.48%, 01/08/16[c]	7,500	7,450,470
0.49%, 05/11/16[c]	2,850	2,824,632
0.66%, 01/09/15[c]	3,500	3,506,682
0.88%, 06/19/13	750	750,765
0.88%, 12/11/15	5,000	5,042,855
0.88%, 01/08/16	15,000	15,096,585
0.91%, 04/07/14	7,900	7,947,100
0.92%, 06/02/14	1,000	1,006,404
0.98%, 04/24/14	4,500	4,530,960
0.99%, 04/02/18	3,000	3,007,224
1.13%, 01/07/14[c]	7,800	7,845,770
1.16%, 05/09/16[c]	1,750	1,769,285
1.19%, 05/22/13	1,500	1,500,885
1.31%, 07/02/15	3,500	3,545,269
Series A
0.54%, 09/15/14	13,500	13,512,960

Security	Principal (000s)	Value

Hartford Life Institutional Funding
0.61%, 08/15/13[b]	$5,500	$5,503,718
HSBC Finance Corp.
0.53%, 01/15/14	5,500	5,495,638
0.72%, 06/01/16[c]	5,250	5,197,636
John Deere Capital Corp.
0.38%, 10/08/14	500	500,491
0.40%, 01/12/15	3,000	3,000,525
0.43%, 07/15/13	550	550,251
0.43%, 04/25/14	3,250	3,255,385
0.45%, 06/16/14	850	851,249
0.68%, 10/04/13	770	771,538
0.81%, 09/22/14[c]	8,800	8,858,318
MassMutual Global Funding
0.78%, 09/27/13[b]	5,500	5,512,248
Merrill Lynch & Co. Inc.
Series C
0.74%, 01/15/15[c]	1,000	995,124
National Rural Utilities Cooperative Finance Corp.
0.39%, 08/09/13	1,000	1,000,243
Nomura Holdings Inc.
1.73%, 09/13/16	5,000	5,022,890
SLM Corp.
0.58%, 01/27/14	750	745,744
Toyota Motor Credit Corp.
0.43%, 03/10/15	3,000	3,002,787
0.44%, 01/27/14	500	500,799
0.45%, 01/23/15	4,500	4,505,665
0.46%, 11/21/14	2,000	2,002,508
0.68%, 01/17/14	400	401,231
0.73%, 10/11/13	5,090	5,101,066

		194,285,427
ELECTRIC — 0.34%
Appalachian Power Co.
0.67%, 08/16/13	1,500	1,501,133
DTE Energy Co.
0.99%, 06/03/13	1,280	1,280,582
Georgia Power Co.
0.60%, 03/15/16 (Call 03/15/14)	1,000	1,000,575
Northeast Utilities
1.03%, 09/20/13	1,500	1,503,828

		5,286,118

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

April 30, 2013

Security	Principal (000s)	Value

FOOD — 0.89%
Campbell Soup Co.
0.60%, 08/01/14	$6,000	$6,014,148
General Mills Inc.
0.58%, 01/29/16	1,500	1,500,815
0.64%, 05/16/14	5,500	5,513,282
Kellogg Co.
0.52%, 02/13/15	1,000	1,001,067

		14,029,312
GAS — 0.04%
Sempra Energy
1.04%, 03/15/14	650	652,980

		652,980
INSURANCE — 3.41%
Berkshire Hathaway Finance Corp.
0.61%, 01/10/14	7,850	7,868,361
Berkshire Hathaway Inc.
0.99%, 08/15/14	4,803	4,842,990
MetLife Global Funding I
0.63%, 03/19/14[b]	1,000	1,002,498
1.03%, 01/10/14[b]	7,700	7,736,275
MetLife Inc.
0.65%, 01/06/15[b]	500	500,533
MetLife Institutional Funding II
1.18%, 04/04/14[b]	7,250	7,308,319
Monumental Global Funding III
0.48%, 01/15/14[b,c]	150	150,101
New York Life Global Funding
0.32%, 09/19/14[b]	11,250	11,261,621
0.40%, 06/18/14[b]	1,510	1,511,877
0.54%, 04/04/14[b]	2,500	2,507,240
Principal Life Income Fundings Trust
0.47%, 11/08/13	1,027	1,027,427
Sun Life Financial Global Funding LP
0.53%, 10/06/13[b]	7,950	7,949,388

		53,666,630
MACHINERY — 0.09%
Caterpillar Inc.
0.46%, 05/21/13[c]	1,400	1,400,281

		1,400,281

Security	Principal (000s)	Value

MANUFACTURING — 0.13%
Danaher Corp.
0.53%, 06/21/13	$1,000	$1,000,274
Eaton Corp. PLC
0.61%, 06/16/14	1,000	1,002,533

		2,002,807
MEDIA — 0.77%
NBCUniversal Enterprise Inc.
0.82%, 04/15/16[b]	3,000	3,012,912
0.97%, 04/15/18[b]	3,000	3,019,671
Walt Disney Co. (The)
0.28%, 02/11/15	6,000	6,000,030

		12,032,613
MINING — 0.27%
BHP Billiton Finance (USA) Ltd.
0.56%, 02/18/14	4,250	4,258,959

		4,258,959
MULTI-NATIONAL — 2.48%
African Development Bank
0.63%, 08/04/14	2,990	3,000,854
European Investment Bank
0.70%, 02/03/14[b]	2,000	2,004,492
International Bank for Reconstruction and Development
0.20%, 01/14/15	19,000	19,000,019
International Finance Corp.
0.20%, 01/28/15	15,000	14,994,825

		39,000,190
OFFICE & BUSINESS EQUIPMENT — 0.06%
Xerox Corp.
1.11%, 05/16/14	500	499,329
1.68%, 09/13/13	500	501,517

		1,000,846
OIL & GAS — 1.31%
BP Capital Markets PLC
0.73%, 06/06/13	3,000	3,001,383
0.88%, 03/11/14	1,975	1,984,512
EOG Resources Inc.
1.05%, 02/03/14	140	140,818
Total Capital Canada Ltd.
0.38%, 05/13/13[c]	3,500	3,500,315
0.66%, 01/17/14[c]	3,100	3,110,078
0.66%, 01/15/16	8,750	8,802,106

		20,539,212

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

April 30, 2013

Security	Principal (000s)	Value

OIL & GAS SERVICES — 0.13%
Schlumberger Investment SA
0.83%, 09/12/14[b]	$1,950	$1,963,090

		1,963,090
PHARMACEUTICALS — 1.20%
AbbVie Inc.
1.06%, 11/06/15[b]	6,500	6,584,214
Johnson & Johnson
0.29%, 05/15/13[c]	850	850,030
0.38%, 05/15/14	4,600	4,607,089
Sanofi
0.59%, 03/28/14	3,506	3,516,174
Teva Pharmaceutical Finance Co. BV
1.19%, 11/08/13	850	853,605
Teva Pharmaceutical Finance III BV
0.78%, 03/21/14	2,505	2,513,284

		18,924,396
RETAIL — 0.26%
Target Corp.
0.45%, 07/18/14	3,350	3,357,397
Walgreen Co.
0.78%, 03/13/14	800	801,897

		4,159,294
SAVINGS & LOANS — 0.75%
SSIF Nevada LP
0.98%, 04/14/14[b]	11,800	11,867,047

		11,867,047
SEMICONDUCTORS — 0.22%
Texas Instruments Inc.
0.47%, 05/15/13	3,400	3,400,469

		3,400,469
TELECOMMUNICATIONS — 2.36%
AT&T Inc.
0.68%, 02/12/16	12,000	12,034,740
British Telecommunications PLC
1.41%, 12/20/13	500	503,237
Cisco Systems Inc.
0.53%, 03/14/14	3,606	3,613,392
Verizon Communications Inc.
0.48%, 03/06/15[b]	5,500	5,492,982
0.89%, 03/28/14	7,500	7,531,470

Security	Principal or Shares (000s)	Value

Vodafone Group PLC
0.68%, 02/19/16	$8,000	$8,005,608

		37,181,429

TOTAL CORPORATE BONDS & NOTES (Cost: $1,470,270,926)		1,473,315,424

FOREIGN AGENCY OBLIGATIONS[a,e] — 6.28%

CANADA — 1.02%
Ontario (Province of)
0.35%, 08/13/15	16,000	15,992,784

		15,992,784
NORWAY — 3.02%
Kommunalbanken AS
0.30%, 01/26/15[b]	13,500	13,491,468
0.36%, 03/18/16[b]	2,000	1,998,872
0.40%, 03/10/14[b]	1,000	1,000,963
0.41%, 10/31/16[b]	5,500	5,507,629
0.47%, 02/20/18[b]	13,000	12,981,618
0.66%, 03/27/17[b]	12,500	12,610,012

		47,590,562
SUPRANATIONAL — 2.24%
Inter-American Development Bank
0.24%, 02/11/16	7,000	7,000,154
0.26%, 10/15/15[b]	10,000	9,999,120
0.27%, 12/12/16	9,000	8,999,838
0.74%, 05/20/14	4,700	4,722,654
Swedish Export Credit Corp.
0.58%, 01/23/17	4,000	4,014,980
1.04%, 08/14/14	500	504,625

		35,241,371

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $98,826,025)		98,824,717

SHORT-TERM INVESTMENTS — 4.40%

MONEY MARKET FUNDS — 4.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,f,g]	50,556	50,555,669
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,f,g]	5,491	5,490,986

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

April 30, 2013

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,f]	13,163	$13,162,835

		69,209,490

TOTAL SHORT-TERM INVESTMENTS (Cost: $69,209,490)		69,209,490

TOTAL INVESTMENTS IN SECURITIES — 104.37%
(Cost: $1,638,306,441)		1,641,349,631
Other Assets, Less Liabilities — (4.37)%		(68,752,232)

NET ASSETS — 100.00%		$1,572,597,399

[a]	Variable rates shown are as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.26%

AEROSPACE & DEFENSE — 2.10%
Boeing Co. (The)
3.50%, 02/15/15	$400	$421,244
4.88%, 02/15/20	600	718,373
General Dynamics Corp.
1.00%, 11/15/17	150	149,351
2.25%, 07/15/16	100	104,547
3.60%, 11/15/42 (Call 05/15/42)	150	142,621
3.88%, 07/15/21 (Call 04/15/21)[a]	350	392,385
Lockheed Martin Corp.
3.35%, 09/15/21	600	636,115
4.85%, 09/15/41	400	432,313
Raytheon Co.
2.50%, 12/15/22[a]	650	644,658
3.13%, 10/15/20	150	160,592
United Technologies Corp.
1.20%, 06/01/15	350	355,559
1.80%, 06/01/17	1,050	1,086,173
3.10%, 06/01/22	1,325	1,410,660
4.50%, 06/01/42	1,400	1,544,984
5.70%, 04/15/40	75	96,631
6.13%, 02/01/19	25	31,303

		8,327,509
AGRICULTURE — 1.10%
Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	250	286,391
5.45%, 03/15/18	300	358,307
5.77%, 03/01/41	325	404,818
Philip Morris International Inc.
1.13%, 08/21/17	1,600	1,601,806
2.50%, 08/22/22	675	673,491
3.88%, 08/21/42	750	724,913
4.13%, 03/04/43	200	201,149
5.65%, 05/16/18	100	120,629

		4,371,504
AIRLINES — 0.04%
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	150	158,438

		158,438

Security	Principal (000s)	Value

AUTO MANUFACTURERS — 0.13%
Daimler Finance North America LLC
8.50%, 01/18/31	$325	$512,592

		512,592
BANKS — 30.07%
Abbey National Treasury Services PLC
4.00%, 04/27/16	500	534,888
Australia and New Zealand Banking Group Ltd.
1.88%, 10/06/17	250	256,953
Bank of America Corp.
1.25%, 01/11/16	200	199,789
3.30%, 01/11/23	600	607,607
4.50%, 04/01/15	650	689,072
5.00%, 05/13/21[a]	100	114,590
5.88%, 02/07/42	700	874,021
6.50%, 08/01/16	950	1,093,886
7.38%, 05/15/14	2,500	2,667,448
7.63%, 06/01/19	1,400	1,786,364
Series 1
3.75%, 07/12/16	1,000	1,066,416
Bank of Montreal
1.40%, 09/11/17	700	703,311
1.45%, 04/09/18 (Call 03/09/18)	300	300,309
2.55%, 11/06/22 (Call 10/06/22)	300	299,323
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	250	249,921
1.20%, 02/20/15 (Call 01/20/15)	75	75,816
1.35%, 03/06/18 (Call 02/06/18)	500	501,889
2.30%, 07/28/16	1,500	1,568,905
3.55%, 09/23/21 (Call 08/23/21)[a]	350	382,180
Bank of Nova Scotia
0.75%, 10/09/15	500	499,477
1.45%, 04/25/18	550	552,165
1.85%, 01/12/15	150	153,152
2.55%, 01/12/17	1,400	1,469,280
3.40%, 01/22/15	100	104,703
Bank One Corp.
8.00%, 04/29/27	25	35,548
Barclays Bank PLC
2.75%, 02/23/15	100	103,419
5.00%, 09/22/16	1,000	1,126,274

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

5.13%, 01/08/20	$100	$116,691
5.20%, 07/10/14	1,100	1,157,771
6.75%, 05/22/19[a]	250	312,446
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	1,250	1,263,850
5.20%, 12/23/15	500	552,403
BNP Paribas SA
2.38%, 09/14/17	250	256,245
3.25%, 03/03/23[a]	500	503,056
3.60%, 02/23/16	1,075	1,140,570
5.00%, 01/15/21	600	686,562
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	700	700,946
Citigroup Inc.
1.75%, 05/01/18	250	250,621
3.38%, 03/01/23	500	517,708
4.45%, 01/10/17	1,200	1,327,650
4.50%, 01/14/22[a]	1,850	2,087,253
4.75%, 05/19/15	1,475	1,584,971
5.38%, 08/09/20	125	148,968
5.50%, 10/15/14	1,600	1,699,847
6.13%, 11/21/17	750	892,051
6.13%, 05/15/18[a]	1,000	1,200,604
6.38%, 08/12/14	200	213,871
6.88%, 03/05/38	50	68,571
8.13%, 07/15/39	1,050	1,592,581
8.50%, 05/22/19	350	470,222
Comerica Bank
5.75%, 11/21/16	250	287,967
Commonwealth Bank of Australia/New York
1.90%, 09/18/17[a]	700	719,998
Credit Suisse New York
4.38%, 08/05/20	1,050	1,198,152
5.50%, 05/01/14[a]	1,100	1,152,033
Deutsche Bank AG London
3.25%, 01/11/16	425	449,890
6.00%, 09/01/17	1,300	1,547,048
Goldman Sachs Group Inc. (The)
3.30%, 05/03/15	1,475	1,538,792
3.63%, 02/07/16	525	558,650
3.63%, 01/22/23	500	517,754

Security	Principal (000s)	Value

5.13%, 01/15/15	$50	$53,423
5.25%, 07/27/21	200	231,408
5.35%, 01/15/16	250	276,405
5.75%, 01/24/22	1,650	1,971,404
6.00%, 05/01/14	2,100	2,208,258
6.13%, 02/15/33	200	239,878
6.15%, 04/01/18	1,575	1,861,124
6.25%, 09/01/17	50	58,827
6.25%, 02/01/41	800	998,147
HSBC Bank (USA) N.A.
4.88%, 08/24/20	1,400	1,583,268
HSBC Holdings PLC
4.00%, 03/30/22	500	552,981
5.10%, 04/05/21	675	797,465
6.50%, 05/02/36	1,250	1,574,310
6.50%, 09/15/37	700	887,462
HSBC USA Inc.
2.38%, 02/13/15	600	617,849
J.P. Morgan Chase & Co.
1.10%, 10/15/15	500	502,260
1.80%, 01/25/18	250	253,091
2.00%, 08/15/17	600	615,485
3.15%, 07/05/16	1,500	1,590,441
3.20%, 01/25/23	650	664,924
3.25%, 09/23/22	1,500	1,527,160
3.70%, 01/20/15	2,000	2,095,548
4.35%, 08/15/21	175	195,252
4.65%, 06/01/14	100	104,351
5.40%, 01/06/42	850	1,018,880
5.60%, 07/15/41	50	61,491
6.00%, 01/15/18	600	713,847
6.30%, 04/23/19	700	858,701
6.40%, 05/15/38[a]	75	98,986
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,400	1,649,981
KeyBank N.A.
1.65%, 02/01/18	250	253,114
Lloyds TSB Bank PLC
4.20%, 03/28/17[a]	750	828,747
Morgan Stanley
3.75%, 02/25/23	500	518,852
3.80%, 04/29/16	1,500	1,593,400
4.75%, 03/22/17[a]	1,850	2,055,821

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

5.50%, 01/26/20	$550	$639,578
5.50%, 07/28/21[a]	1,000	1,171,193
5.63%, 09/23/19	350	404,671
5.75%, 01/25/21[a]	150	177,968
6.00%, 05/13/14	1,400	1,473,069
6.00%, 04/28/15	550	599,370
6.38%, 07/24/42	875	1,106,353
6.63%, 04/01/18	1,500	1,797,767
National Australia Bank Ltd. New York
1.60%, 08/07/15	25	25,418
2.75%, 03/09/17	700	739,994
3.00%, 01/20/23	500	500,957
National Bank of Canada
1.50%, 06/26/15	500	506,988
Northern Trust Corp.
2.38%, 08/02/22[a]	375	374,007
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)[b]	250	246,757
2.95%, 01/30/23 (Call 12/30/22)[b]	400	403,120
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	150	157,957
3.63%, 02/08/15[b]	700	735,134
5.13%, 02/08/20[b]	700	826,804
Rabobank Nederland
2.13%, 10/13/15	400	412,503
3.38%, 01/19/17[a]	1,250	1,343,889
3.88%, 02/08/22[a]	950	1,030,673
3.95%, 11/09/22	250	256,860
5.25%, 05/24/41	300	350,466
Royal Bank of Canada
0.80%, 10/30/15	600	600,543
0.85%, 03/08/16	500	501,269
1.15%, 03/13/15	1,000	1,009,011
1.45%, 10/30/14[a]	50	50,630
2.30%, 07/20/16	250	259,786
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	1,050	1,078,083
6.13%, 01/11/21	350	425,793
6.40%, 10/21/19	700	836,419
Societe Generale
2.75%, 10/12/17[a]	250	258,500

Security	Principal (000s)	Value

State Street Corp.
2.88%, 03/07/16	$500	$531,656
Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17	700	713,203
3.00%, 01/18/23	250	255,143
Svenska Handelsbanken AB
1.63%, 03/21/18[a]	500	506,292
2.88%, 04/04/17	350	371,467
Toronto-Dominion Bank (The)
1.40%, 04/30/18	500	502,218
2.38%, 10/19/16	775	810,411
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	700	716,341
2.20%, 11/15/16 (Call 10/14/16)	150	155,925
2.88%, 11/20/14	250	258,724
2.95%, 07/15/22 (Call 06/15/22)	700	706,878
4.20%, 05/15/14	700	727,449
UBS AG Stamford
4.88%, 08/04/20	700	816,941
5.88%, 12/20/17	900	1,073,105
Union Bank N.A.
2.13%, 06/16/17	350	360,447
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	1,000	1,351,343
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	350	401,475
5.63%, 10/15/16	1,000	1,147,144
5.75%, 06/15/17	700	822,219
Wells Fargo & Co.
1.50%, 07/01/15	2,075	2,110,026
1.50%, 01/16/18	500	502,312
3.50%, 03/08/22	975	1,045,817
3.68%, 06/15/16[c]	475	513,828
3.75%, 10/01/14	2,150	2,248,093
4.60%, 04/01/21	100	115,955
5.63%, 12/11/17	250	296,044
Series M
3.45%, 02/13/23	1,150	1,173,282
Westpac Banking Corp.
0.95%, 01/12/16	500	500,799
1.13%, 09/25/15	1,250	1,259,238
2.00%, 08/14/17	700	723,976

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

3.00%, 08/04/15	$50	$52,441
4.88%, 11/19/19	425	499,431

		119,416,142
BEVERAGES — 4.53%
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	2,600	2,610,611
1.38%, 07/15/17	2,000	2,028,484
2.50%, 07/15/22	100	100,188
2.63%, 01/17/23[a]	750	754,998
3.75%, 07/15/42	1,100	1,069,238
5.38%, 11/15/14	50	53,641
8.20%, 01/15/39	250	406,206
Coca-Cola Co. (The)
0.75%, 03/13/15	700	704,899
1.65%, 03/14/18	700	718,942
1.80%, 09/01/16	100	103,585
2.50%, 04/01/23	400	409,663
3.30%, 09/01/21	650	710,537
Diageo Capital PLC
1.50%, 05/11/17	1,475	1,501,812
2.63%, 04/29/23 (Call 01/29/23)	750	753,105
Diageo Investment Corp.
4.25%, 05/11/42	350	364,867
PepsiCo Inc.
0.70%, 08/13/15	2,150	2,155,190
0.75%, 03/05/15	75	75,325
2.75%, 03/05/22	2,000	2,059,177
2.75%, 03/01/23	750	762,509
3.60%, 08/13/42	350	331,678
4.00%, 03/05/42	150	152,024
7.90%, 11/01/18	125	166,475

		17,993,154
CHEMICALS — 0.86%
E.I. du Pont de Nemours and Co.
3.25%, 01/15/15	700	733,464
3.63%, 01/15/21	800	889,559
4.15%, 02/15/43	400	421,784
6.00%, 07/15/18	400	493,232
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	625	616,854

Security	Principal (000s)	Value

Sherwin-Williams Co. (The)
1.35%, 12/15/17[a]	$250	$251,141

		3,406,034
COMMERCIAL SERVICES — 0.10%
Massachusetts Institute of Technology
5.60%, 07/01/11	250	347,834
Princeton University Series A
4.95%, 03/01/19	50	59,821

		407,655
COMPUTERS — 1.54%
Apple Inc.
1.00%, 05/03/18	500	498,155
2.40%, 05/03/23	500	499,335
3.85%, 05/04/43	200	198,836
International Business Machines Corp.
0.55%, 02/06/15	100	100,257
0.75%, 05/11/15	2,500	2,515,964
1.25%, 02/08/18[a]	500	503,753
1.88%, 08/01/22	350	337,754
4.00%, 06/20/42	650	678,486
7.63%, 10/15/18	600	794,846

		6,127,386
COSMETICS & PERSONAL CARE — 0.83%
Colgate-Palmolive Co.
1.95%, 02/01/23[a]	350	338,548
Procter & Gamble Co. (The)
1.45%, 08/15/16	1,500	1,540,969
3.50%, 02/15/15	250	263,461
5.55%, 03/05/37	900	1,170,479

		3,313,457
DIVERSIFIED FINANCIAL SERVICES — 8.41%
American Express Co.
2.65%, 12/02/22	143	143,277
4.05%, 12/03/42	337	335,767
7.00%, 03/19/18[a]	750	939,580
American Express Credit Corp.
1.75%, 06/12/15	1,325	1,353,763
2.38%, 03/24/17	575	602,260
2.75%, 09/15/15	500	523,305
2.80%, 09/19/16	1,000	1,059,390

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

Ameriprise Financial Inc.
5.30%, 03/15/20	$500	$599,160
Boeing Capital Corp.
4.70%, 10/27/19	250	290,423
Caterpillar Financial Services Corp.
0.70%, 11/06/15	1,250	1,253,633
Charles Schwab Corp. (The)
4.45%, 07/22/20	300	346,005
CME Group Inc.
3.00%, 09/15/22[a]	350	357,853
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	1,450	1,678,831
Credit Suisse (USA) Inc.
5.13%, 08/15/15	775	847,645
5.38%, 03/02/16	75	84,174
General Electric Capital Corp.
1.00%, 01/08/16[a]	1,000	1,002,384
1.63%, 07/02/15	1,250	1,272,311
2.15%, 01/09/15[a]	775	794,579
2.25%, 11/09/15	50	51,752
2.30%, 04/27/17	350	363,729
4.63%, 01/07/21	1,400	1,593,438
4.65%, 10/17/21	750	857,102
5.63%, 09/15/17	150	176,380
5.63%, 05/01/18	1,000	1,188,541
5.88%, 01/14/38	2,075	2,504,262
6.38%, 11/15/67 (Call 11/15/17)[a,d]	600	637,500
HSBC Finance Corp.
5.00%, 06/30/15	950	1,028,712
6.68%, 01/15/21	800	962,649
Invesco Finance PLC
3.13%, 11/30/22	300	307,455
John Deere Capital Corp.
0.70%, 09/04/15	1,000	1,002,010
0.88%, 04/17/15	50	50,323
1.20%, 10/10/17	950	954,188
2.25%, 04/17/19[a]	725	753,452
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	1,800	2,120,530
6.50%, 07/15/18	75	89,846
6.88%, 04/25/18	350	425,389

Security	Principal (000s)	Value

National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	$350	$512,286
Series C
8.00%, 03/01/32	250	377,864
Toyota Motor Credit Corp.
0.88%, 07/17/15	1,000	1,006,176
1.00%, 02/17/15	500	504,968
1.75%, 05/22/17[a]	1,250	1,282,762
2.00%, 09/15/16	250	259,368
2.63%, 01/10/23[a]	500	505,475
3.30%, 01/12/22	350	376,098

		33,376,595
ELECTRIC — 3.45%
Carolina Power & Light Co.
2.80%, 05/15/22 (Call 02/15/22)	550	571,916
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	200	193,919
Commonwealth Edison Co.
5.80%, 03/15/18	600	722,714
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	250	256,532
7.13%, 12/01/18	250	326,168
Series 08-B
6.75%, 04/01/38	350	500,828
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	1,400	1,428,976
5.30%, 02/15/40	75	91,198
7.00%, 11/15/18	700	908,733
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	650	687,394
5.69%, 03/01/40	150	196,480
Florida Power Corp.
6.40%, 06/15/38	150	203,747
Georgia Power Co.
4.25%, 12/01/19	250	290,762
4.30%, 03/15/42	650	683,047
Series 10-C
4.75%, 09/01/40	100	110,950

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	$50	$54,634
5.13%, 11/01/40 (Call 05/01/40)	250	307,990
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	700	770,924
5.40%, 01/15/40	150	182,819
5.80%, 03/01/37	150	189,311
6.05%, 03/01/34	900	1,166,421
PacifiCorp
6.00%, 01/15/39	500	669,321
Progress Energy Carolinas
5.30%, 01/15/19	50	59,964
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	350	345,532
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	300	322,909
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)[a]	350	397,179
5.50%, 03/15/40	350	448,144
Series 08-A
5.95%, 02/01/38	50	66,936
Virginia Electric and Power Co.
5.40%, 04/30/18	600	719,358
8.88%, 11/15/38	475	820,671

		13,695,477
ELECTRICAL COMPONENTS & EQUIPMENT — 0.13%
Emerson Electric Co.
2.63%, 02/15/23	500	512,974

		512,974
ELECTRONICS — 0.52%
Honeywell International Inc.
4.25%, 03/01/21	300	348,076
5.30%, 03/01/18	100	119,413
5.38%, 03/01/41[a]	475	602,682
Koninklijke Philips Electronics NV
3.75%, 03/15/22	550	597,684
5.00%, 03/15/42	100	115,683
6.88%, 03/11/38	200	281,213

		2,064,751
ENGINEERING & CONSTRUCTION — 0.16%
ABB Finance (USA) Inc.
1.63%, 05/08/17	350	356,262
2.88%, 05/08/22	25	25,718

Security	Principal (000s)	Value

4.38%, 05/08/42	$250	$270,922

		652,902
FOOD — 0.29%
Sysco Corp.
5.25%, 02/12/18	300	352,796
Unilever Capital Corp.
0.85%, 08/02/17	650	647,889
5.90%, 11/15/32	100	136,324

		1,137,009
HEALTH CARE — PRODUCTS — 1.47%
Baxter International Inc.
1.85%, 01/15/17	500	513,430
2.40%, 08/15/22	550	546,501
5.90%, 09/01/16	30	34,508
Becton, Dickinson and Co.
3.13%, 11/08/21	400	421,375
Covidien International Finance SA
1.35%, 05/29/15	500	505,102
6.55%, 10/15/37	275	381,006
CR Bard Inc.
1.38%, 01/15/18	250	250,303
Medtronic Inc.
2.63%, 03/15/16	600	627,363
3.00%, 03/15/15	350	366,329
3.13%, 03/15/22 (Call 12/15/21)	500	533,885
4.00%, 04/01/43 (Call 10/01/42)	500	508,657
St. Jude Medical Inc.
2.50%, 01/15/16[a]	350	361,980
3.25%, 04/15/23 (Call 01/15/23)	250	256,782
4.75%, 04/15/43 (Call 10/15/42)	150	160,651
Stryker Corp.
2.00%, 09/30/16	350	363,997

		5,831,869
HEALTH CARE — SERVICES — 1.31%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	500	502,674
2.75%, 11/15/22 (Call 08/15/22)	300	298,579
4.50%, 05/15/42 (Call 11/15/41)	525	551,165
6.00%, 06/15/16	400	458,527
Kaiser Foundation Hospitals
4.88%, 04/01/42	250	284,887
UnitedHealth Group Inc.
1.40%, 10/15/17[a]	500	506,111

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

2.75%, 02/15/23 (Call 11/15/22)	$250	$251,529
2.88%, 03/15/22 (Call 12/15/21)	700	718,775
2.88%, 03/15/23	250	254,265
4.25%, 03/15/43 (Call 09/15/42)	400	413,677
6.00%, 02/15/18	50	60,570
6.88%, 02/15/38	650	897,253

		5,198,012
HOUSEHOLD PRODUCTS & WARES — 0.13%
Kimberly-Clark Corp.
6.63%, 08/01/37	25	35,864
7.50%, 11/01/18	350	462,465

		498,329
INSURANCE — 2.66%
ACE INA Holdings Inc.
2.60%, 11/23/15	700	733,455
AEGON Funding Co. LLC
5.75%, 12/15/20	250	299,786
Aflac Inc.
2.65%, 02/15/17	600	630,346
Allstate Corp. (The)
5.20%, 01/15/42	300	361,037
7.45%, 05/16/19	350	459,253
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17[a]	600	613,063
3.00%, 05/15/22[a]	600	621,824
3.20%, 02/11/15	775	812,220
4.40%, 05/15/42	150	154,462
5.75%, 01/15/40	50	61,708
Berkshire Hathaway Inc.
1.90%, 01/31/17	50	51,654
3.00%, 02/11/23[a]	500	515,984
4.50%, 02/11/43	500	525,220
Chubb Corp. (The)
5.75%, 05/15/18	300	364,450
6.38%, 03/29/67 (Call 04/15/17)[d]	550	611,875
MetLife Inc.
1.76%, 12/15/17[a]	500	508,052
3.05%, 12/15/22[a]	250	255,486
4.13%, 08/13/42	700	694,523
6.75%, 06/01/16	150	176,073
7.72%, 02/15/19[a]	750	981,908
Principal Financial Group Inc.
6.05%, 10/15/36	200	256,579

Security	Principal (000s)	Value

Travelers Companies Inc. (The)
5.35%, 11/01/40	$550	$689,068
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	200,469

		10,578,495
INTERNET — 0.51%
Baidu Inc.
3.50%, 11/28/22	500	498,907
eBay Inc.
1.35%, 07/15/17	350	354,915
2.60%, 07/15/22 (Call 04/15/22)	425	424,767
4.00%, 07/15/42 (Call 01/15/42)	100	94,219
Google Inc.
2.13%, 05/19/16[a]	600	627,614
3.63%, 05/19/21	25	27,954

		2,028,376
IRON & STEEL — 0.17%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	600	663,199

		663,199
MACHINERY — 0.83%
Caterpillar Inc.
1.50%, 06/26/17[a]	700	712,535
3.80%, 08/15/42	500	487,184
3.90%, 05/27/21[a]	700	786,085
5.20%, 05/27/41	50	60,052
7.90%, 12/15/18	250	334,068
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)[a]	400	408,697
3.90%, 06/09/42 (Call 12/09/41)	500	507,677

		3,296,298
MANUFACTURING — 0.78%
3M Co.
1.38%, 09/29/16	250	256,447
2.00%, 06/26/22[a]	575	580,923
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	350	393,391
General Electric Co.
2.70%, 10/09/22	300	308,664
4.13%, 10/09/42	200	212,143
5.25%, 12/06/17	500	588,880

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	$625	$624,843
6.25%, 04/01/19	100	123,803

		3,089,094
MEDIA — 3.34%
Comcast Corp.
2.85%, 01/15/23[a]	750	770,727
4.25%, 01/15/33	1,500	1,588,407
4.50%, 01/15/43	1,000	1,077,068
4.65%, 07/15/42	1,500	1,658,388
5.70%, 05/15/18	250	303,101
5.85%, 11/15/15	1,500	1,690,268
6.50%, 01/15/17[a]	1,500	1,797,652
6.95%, 08/15/37	350	490,170
NBCUniversal Media LLC
2.88%, 01/15/23	750	769,076
Thomson Reuters Corp.
5.85%, 04/15/40	225	273,311
6.50%, 07/15/18	525	646,249
Walt Disney Co. (The)
0.88%, 12/01/14	100	100,712
1.10%, 12/01/17[a]	500	502,054
1.13%, 02/15/17	650	653,301
1.35%, 08/16/16	300	306,730
2.35%, 12/01/22	250	249,212
Series E
4.13%, 12/01/41	350	370,272

		13,246,698
METAL FABRICATE & HARDWARE — 0.20%
Precision Castparts Corp.
1.25%, 01/15/18[a]	500	501,640
2.50%, 01/15/23 (Call 10/15/22)	300	301,335

		802,975
MINING — 2.01%
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	1,250	1,262,101
1.63%, 02/24/17	950	971,513
2.88%, 02/24/22	350	362,936
4.13%, 02/24/42	300	318,539
6.50%, 04/01/19	50	63,590
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	200	205,350
6.50%, 07/15/18	400	492,380

Security	Principal (000s)	Value

7.13%, 07/15/28	$250	$344,368
8.95%, 05/01/14	700	757,349
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	100	100,732
1.63%, 08/21/17 (Call 07/21/17)	1,000	1,012,153
2.88%, 08/21/22 (Call 05/21/22)[a]	1,000	998,265
3.50%, 03/22/22 (Call 12/22/21)	375	392,310
4.13%, 08/21/42 (Call 02/21/42)	725	713,296

		7,994,882
OIL & GAS — 5.38%
Apache Corp.
2.63%, 01/15/23[a]	250	247,621
3.25%, 04/15/22 (Call 01/15/22)	400	420,563
4.25%, 01/15/44 (Call 07/15/43)[a]	500	493,090
4.75%, 04/15/43 (Call 10/15/42)	735	774,568
BP Capital Markets PLC
1.38%, 11/06/17	300	302,987
1.85%, 05/05/17	2,825	2,906,572
2.50%, 11/06/22	650	647,439
3.13%, 10/01/15	700	740,373
3.63%, 05/08/14	150	154,896
4.74%, 03/11/21	50	58,707
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	500	501,627
4.95%, 03/03/19	675	806,879
Conoco Funding Co.
7.25%, 10/15/31	400	581,096
ConocoPhillips
5.75%, 02/01/19	325	398,241
6.50%, 02/01/39	1,350	1,872,679
ConocoPhillips Holding Co.
6.95%, 04/15/29	100	137,848
Diamond Offshore Drilling Inc.
5.70%, 10/15/39	150	193,390
5.88%, 05/01/19[a]	250	307,247
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	350	352,063
2.95%, 06/01/15	600	628,338
5.63%, 06/01/19	50	61,043
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)[a]	750	762,749
2.70%, 02/15/23 (Call 11/15/22)	650	657,435

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

Shell International Finance BV
0.63%, 12/04/15[a]	$500	$502,337
1.13%, 08/21/17	1,700	1,717,698
2.38%, 08/21/22	700	705,134
3.10%, 06/28/15	150	158,383
5.50%, 03/25/40	150	194,797
6.38%, 12/15/38	675	960,662
Total Capital
2.30%, 03/15/16	125	130,532
3.13%, 10/02/15	350	370,818
Total Capital Canada Ltd.
2.75%, 07/15/23	500	510,877
Total Capital International SA
0.75%, 01/25/16	1,400	1,404,170
2.70%, 01/25/23	700	714,640

		21,377,499
OIL & GAS SERVICES — 0.71%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	350	374,143
5.13%, 09/15/40	275	329,726
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	650	703,162
4.50%, 11/15/41 (Call 05/15/41)	350	393,252
7.45%, 09/15/39	175	267,373
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	500	503,089
3.95%, 12/01/42 (Call 06/01/42)	250	249,082

		2,819,827
PHARMACEUTICALS — 6.15%
Abbott Laboratories
5.30%, 05/27/40[a]	650	820,225
Allergan Inc.
3.38%, 09/15/20	20	21,837
AstraZeneca PLC
1.95%, 09/18/19	1,025	1,043,668
4.00%, 09/18/42	850	849,791
6.45%, 09/15/37	50	66,673
Bristol-Myers Squibb Co.
0.88%, 08/01/17[a]	350	347,055
2.00%, 08/01/22	50	48,240
3.25%, 08/01/42	375	341,776
Eli Lilly and Co.
5.20%, 03/15/17[a]	750	868,165

Security	Principal (000s)	Value

5.55%, 03/15/37	$150	$189,541
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	500	500,571
5.65%, 05/15/18	125	152,064
6.38%, 05/15/38	750	1,026,982
GlaxoSmithKline Capital PLC
0.75%, 05/08/15[a]	1,400	1,408,621
2.85%, 05/08/22	850	881,072
Johnson & Johnson
2.15%, 05/15/16[a]	75	78,589
2.95%, 09/01/20[a]	350	379,364
5.55%, 08/15/17	500	597,874
5.95%, 08/15/37	525	718,242
McKesson Corp.
3.25%, 03/01/16[a]	300	320,026
4.75%, 03/01/21 (Call 12/01/20)	250	290,947
Merck & Co. Inc.
1.10%, 01/31/18[a]	1,000	1,006,571
2.25%, 01/15/16	500	522,245
2.40%, 09/15/22 (Call 06/15/22)	750	754,486
3.60%, 09/15/42 (Call 03/15/42)	1,250	1,216,485
5.00%, 06/30/19	125	149,379
Novartis Capital Corp.
2.40%, 09/21/22	500	503,062
2.90%, 04/24/15	50	52,440
3.70%, 09/21/42	375	376,920
Novartis Securities Investment Ltd.
5.13%, 02/10/19	875	1,047,248
Pfizer Inc.
5.35%, 03/15/15	1,600	1,740,850
6.20%, 03/15/19	1,000	1,258,224
7.20%, 03/15/39	1,150	1,714,872
Sanofi
2.63%, 03/29/16	1,000	1,054,486
4.00%, 03/29/21	300	339,081
Schering-Plough Corp./Merck & Co. Inc.
6.55%, 09/15/37	25	35,603
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	50	52,419
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,050	1,134,071

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	$500	$506,633

		24,416,398
PIPELINES — 0.70%
TransCanada PipeLines Ltd.
0.88%, 03/02/15	1,000	1,004,816
2.50%, 08/01/22	250	248,422
3.80%, 10/01/20	200	222,120
6.10%, 06/01/40	700	909,663
7.63%, 01/15/39	275	406,147

		2,791,168
REAL ESTATE INVESTMENT TRUSTS — 0.72%
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	1,000	1,039,126
3.38%, 03/15/22 (Call 12/15/21)	850	905,541
4.75%, 03/15/42 (Call 09/15/41)	275	295,101
5.10%, 06/15/15	100	109,111
5.25%, 12/01/16 (Call 09/02/16)	350	399,434
5.65%, 02/01/20 (Call 11/01/19)	100	120,945

		2,869,258
RETAIL — 4.91%
Costco Wholesale Corp.
1.70%, 12/15/19	500	504,132
5.50%, 03/15/17	250	293,998
Home Depot Inc. (The)
4.20%, 04/01/43 (Call 10/01/42)	350	371,071
5.40%, 03/01/16	1,075	1,215,519
5.88%, 12/16/36	875	1,130,345
5.95%, 04/01/41 (Call 10/01/40)	250	333,517
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	700	717,169
3.12%, 04/15/22 (Call 01/15/22)[a]	300	313,831
3.80%, 11/15/21 (Call 08/15/21)	75	82,102
4.65%, 04/15/42 (Call 10/15/41)	400	436,657
6.65%, 09/15/37	250	336,723
McDonald’s Corp.
0.75%, 05/29/15	350	352,072
2.63%, 01/15/22	350	360,966
3.70%, 02/15/42	600	605,163
5.35%, 03/01/18	75	89,191
Nordstrom Inc.
6.25%, 01/15/18	400	480,192

Security	Principal (000s)	Value

Target Corp.
2.90%, 01/15/22	$1,000	$1,048,938
4.00%, 07/01/42	925	937,557
5.38%, 05/01/17	500	587,111
6.00%, 01/15/18	100	122,059
7.00%, 01/15/38	300	437,269
Wal-Mart Stores Inc.
1.50%, 10/25/15	1,350	1,383,500
2.55%, 04/11/23 (Call 01/11/23)	500	506,159
2.88%, 04/01/15	500	522,982
3.25%, 10/25/20	950	1,033,747
5.63%, 04/15/41	1,600	2,066,878
5.80%, 02/15/18	700	850,206
6.50%, 08/15/37	1,700	2,365,869

		19,484,923
SAVINGS & LOANS — 0.32%
Murray Street Investment Trust I
4.65%, 03/09/17[c]	1,150	1,261,171

		1,261,171
SEMICONDUCTORS — 1.01%
Applied Materials Inc.
4.30%, 06/15/21	250	280,409
5.85%, 06/15/41	50	60,422
Broadcom Corp.
2.50%, 08/15/22[a,e]	250	248,621
Intel Corp.
1.35%, 12/15/17	800	805,449
3.30%, 10/01/21	1,075	1,145,208
4.00%, 12/15/32	300	304,026
4.25%, 12/15/42	500	497,372
Texas Instruments Inc.
0.45%, 08/03/15	75	74,977
1.65%, 08/03/19	600	601,845

		4,018,329
SOFTWARE — 1.95%
Microsoft Corp.
0.88%, 11/15/17	500	499,711
1.63%, 09/25/15	300	308,598
2.13%, 11/15/22	250	245,283
3.00%, 10/01/20	1,100	1,186,738
3.50%, 11/15/42	250	237,553
5.30%, 02/08/41	275	344,755

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

Oracle Corp.
1.20%, 10/15/17	$800	$804,233
2.50%, 10/15/22	1,100	1,099,532
3.75%, 07/08/14	1,000	1,040,408
5.00%, 07/08/19	50	59,558
5.25%, 01/15/16	550	616,950
5.38%, 07/15/40	1,075	1,304,192

		7,747,511
TELECOMMUNICATIONS — 8.32%
America Movil SAB de CV
2.38%, 09/08/16[a]	1,500	1,549,730
3.13%, 07/16/22	950	965,071
4.38%, 07/16/42	700	691,286
5.00%, 03/30/20	100	115,254
6.38%, 03/01/35	50	62,132
AT&T Inc.
0.88%, 02/13/15	1,000	1,003,744
1.40%, 12/01/17[a]	500	502,261
1.70%, 06/01/17	1,400	1,425,110
2.50%, 08/15/15	1,000	1,038,165
3.00%, 02/15/22	1,725	1,783,413
4.30%, 12/15/42[e]	617	604,689
4.35%, 06/15/45 (Call 12/15/44)[e]	250	245,267
5.35%, 09/01/40	725	816,233
5.55%, 08/15/41	1,150	1,341,799
5.80%, 02/15/19	300	365,164
6.30%, 01/15/38	150	187,368
6.50%, 09/01/37	1,400	1,798,816
BellSouth Corp.
5.20%, 09/15/14[a]	500	529,156
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	725	969,649
Cisco Systems Inc.
4.45%, 01/15/20	825	958,148
4.95%, 02/15/19	1,000	1,184,612
5.50%, 02/22/16	350	397,266
5.50%, 01/15/40	775	957,138
New Cingular Wireless Services Inc.
8.75%, 03/01/31	25	40,074
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	275	277,501

Security	Principal or Shares (000s)	Value

Verizon Communications Inc.
1.10%, 11/01/17[a]	$500	$496,771
2.00%, 11/01/16	1,000	1,032,219
2.45%, 11/01/22 (Call 08/01/22)[a]	1,100	1,065,673
3.50%, 11/01/21	1,250	1,343,514
3.85%, 11/01/42 (Call 05/01/42)	450	409,244
4.75%, 11/01/41	700	726,661
6.10%, 04/15/18[a]	1,400	1,696,156
6.40%, 02/15/38	1,100	1,379,292
7.75%, 12/01/30	300	422,999
8.75%, 11/01/18	32	43,141
Vodafone Group PLC
2.50%, 09/26/22	600	581,479
4.15%, 06/10/14	350	363,650
4.38%, 02/19/43	1,000	992,329
5.00%, 09/15/15	350	383,486
5.38%, 01/30/15[a]	100	108,079
5.45%, 06/10/19	75	89,769
5.63%, 02/27/17	1,400	1,621,744
6.15%, 02/27/37	375	460,358

		33,025,610
TRANSPORTATION — 0.42%
Canadian National Railway Co.
5.55%, 03/01/19	250	303,261
United Parcel Service Inc.
2.45%, 10/01/22	850	855,209
3.13%, 01/15/21	50	53,713
4.88%, 11/15/40 (Call 05/15/40)	350	409,866
6.20%, 01/15/38	25	34,552

		1,656,601

TOTAL CORPORATE BONDS & NOTES
(Cost: $390,216,841)		390,170,101

SHORT-TERM INVESTMENTS — 5.78%

MONEY MARKET FUNDS — 5.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,f,g]	14,423	14,423,078
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,f,g]	1,567	1,566,529

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

April 30, 2013

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,f]	6,936	$6,935,554

		22,925,161

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,925,161)		22,925,161

TOTAL INVESTMENTS IN SECURITIES — 104.04%
(Cost: $413,142,002)		413,095,262
Other Assets, Less Liabilities — (4.04)%		(16,023,339)

NET ASSETS — 100.00%		$397,071,923

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.12%

ADVERTISING — 0.33%
Omnicom Group Inc.
3.63%, 05/01/22	$50	$52,140

		52,140
AEROSPACE & DEFENSE — 0.52%
B/E Aerospace Inc.
5.25%, 04/01/22 (Call 04/01/17)	25	26,625
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	50	56,366

		82,991
AGRICULTURE — 1.86%
Altria Group Inc.
9.70%, 11/10/18	50	69,954
10.20%, 02/06/39	50	84,298
Lorillard Tobacco Co.
3.50%, 08/04/16	50	52,955
Reynolds American Inc.
6.75%, 06/15/17	75	90,187

		297,394
AIRLINES — 0.49%
United Airlines Inc.
6.75%, 09/15/15 (Call 07/22/13)[a]	75	78,469

		78,469
AUTO MANUFACTURERS — 0.36%
Ford Motor Co.
4.75%, 01/15/43	25	24,993
7.45%, 07/16/31	25	33,196

		58,189
AUTO PARTS & EQUIPMENT — 0.70%
Delphi Corp.
6.13%, 05/15/21 (Call 05/15/16)	50	55,937
Johnson Controls Inc.
5.50%, 01/15/16	50	55,763

		111,700
BANKS — 7.61%
Bank of America Corp.
5.42%, 03/15/17	100	110,991
5.75%, 08/15/16	50	55,499
Capital One Financial Corp.
2.15%, 03/23/15	100	102,032
4.75%, 07/15/21	50	57,311

Security	Principal (000s)	Value

CIT Group Inc.
5.50%, 02/15/19[a]	$100	$112,750
Citigroup Inc.
5.00%, 09/15/14	25	26,284
5.50%, 02/15/17	25	28,004
5.88%, 02/22/33	50	55,448
Credit Suisse New York
5.40%, 01/14/20	25	28,574
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	75	79,358
Goldman Sachs Group Inc. (The)
5.63%, 01/15/17	25	28,004
6.45%, 05/01/36	50	56,148
6.75%, 10/01/37	50	57,225
HBOS PLC
6.00%, 11/01/33[a]	25	24,695
KeyCorp
3.75%, 08/13/15	50	52,963
Morgan Stanley
4.88%, 11/01/22	25	26,803
Regions Financial Corp.
7.75%, 11/10/14	50	55,375
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	25	25,825
6.13%, 12/15/22	50	53,795
SMFG Preferred Capital USD 3 Ltd.
9.50%, 12/31/49 (Call 07/25/18)[a,b]	100	128,450
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	50	53,364

		1,218,898
BEVERAGES — 0.52%
Constellation Brands Inc.
6.00%, 05/01/22	50	57,687
Molson Coors Brewing Co.
3.50%, 05/01/22	25	26,431

		84,118
BIOTECHNOLOGY — 2.23%
Amgen Inc.
2.50%, 11/15/16	100	104,918
3.88%, 11/15/21 (Call 08/15/21)	100	110,027
5.15%, 11/15/41 (Call 05/15/41)	75	85,405

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	$50	$56,998

		357,348
BUILDING MATERIALS — 0.89%
Lafarge SA
6.50%, 07/15/16	75	84,045
Masco Corp.
7.13%, 03/15/20	50	58,237

		142,282
CHEMICALS — 2.54%
Ashland Inc.
4.75%, 08/15/22[a]	50	52,250
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	25	24,729
7.38%, 11/01/29	75	102,040
Ecolab Inc.
3.00%, 12/08/16	25	26,600
4.35%, 12/08/21	50	56,185
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	100	113,914
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	25	30,360

		406,078
COAL — 0.33%
Peabody Energy Corp.
6.25%, 11/15/21	50	53,313

		53,313
COMMERCIAL SERVICES — 0.33%
ADT Corp. (The)
3.50%, 07/15/22	25	25,126
United Rentals (North America) Inc.
5.75%, 07/15/18 (Call 07/15/15)	25	27,250

		52,376
COMPUTERS — 1.62%
Hewlett-Packard Co.
2.13%, 09/13/15	100	101,533
4.65%, 12/09/21	100	103,241
Seagate HDD Cayman
7.75%, 12/15/18 (Call 12/15/14)	50	55,125

		259,899

Security	Principal (000s)	Value

DIVERSIFIED FINANCIAL SERVICES — 6.67%
American Express Co.
6.80%, 09/01/66 (Call 09/01/16)[b]	$25	$27,188
Ford Motor Credit Co. LLC
5.00%, 05/15/18	200	223,251
12.00%, 05/15/15	100	120,456
Goldman Sachs Capital I
6.35%, 02/15/34	50	52,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 01/15/18 (Call 01/15/14)	100	107,500
International Lease Finance Corp.
4.88%, 04/01/15	50	52,555
5.88%, 04/01/19	20	21,948
8.75%, 03/15/17	75	90,187
Jefferies Group LLC
5.13%, 04/13/18	45	49,852
Merrill Lynch & Co. Inc.
6.05%, 05/16/16	100	111,392
Nomura Holdings Inc.
6.70%, 03/04/20	50	59,970
SLM Corp.
5.50%, 01/25/23	35	34,912
8.45%, 06/15/18	100	117,000

		1,068,711
ELECTRIC — 4.56%
AES Corp. (The)
8.00%, 10/15/17	75	89,812
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	50	50,464
Calpine Corp.
7.50%, 02/15/21 (Call 11/01/15)[a]	50	56,500
7.88%, 07/31/20 (Call 07/31/15)[a]	45	50,963
Dominion Resources Inc.
4.45%, 03/15/21	50	57,595
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	25	27,902
6.20%, 10/01/17	75	88,397
FirstEnergy Corp. Series C
7.38%, 11/15/31	25	30,073
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	60	77,399

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

Nisource Finance Corp.
5.25%, 02/15/43 (Call 08/15/42)	$25	$27,001
6.40%, 03/15/18	50	60,220
NRG Energy Inc.
7.63%, 01/15/18	50	57,937
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	50	56,706

		730,969
ELECTRONICS — 0.85%
Agilent Technologies Inc.
5.00%, 07/15/20	75	86,029
Thermo Fisher Scientific Inc.
2.25%, 08/15/16	25	25,713
3.15%, 01/15/23 (Call 10/15/22)	25	24,945

		136,687
ENVIRONMENTAL CONTROL — 1.11%
Clean Harbors Inc.
5.25%, 08/01/20 (Call 08/01/16)	35	37,013
Republic Services Inc.
5.25%, 11/15/21	75	88,389
Waste Management Inc.
2.60%, 09/01/16	50	52,347

		177,749
FOOD — 4.47%
ConAgra Foods Inc.
1.90%, 01/25/18	35	35,592
3.20%, 01/25/23 (Call 10/25/22)	35	35,744
General Mills Inc.
5.65%, 02/15/19	50	60,451
Hawk Acquisition Sub Inc.
4.25%, 10/15/20 (Call 04/15/15)[a]	25	25,313
Kellogg Co.
4.00%, 12/15/20	50	56,183
Kraft Foods Group Inc.
3.50%, 06/06/22	100	106,605
5.00%, 06/04/42	25	28,107
Kraft Foods Inc.
5.38%, 02/10/20	50	59,742
6.50%, 08/11/17	100	120,741
6.50%, 02/09/40	50	67,376
Kroger Co. (The)
6.15%, 01/15/20	50	61,280

Security	Principal (000s)	Value

Safeway Inc.
6.35%, 08/15/17	$50	$58,495

		715,629
FOREST PRODUCTS & PAPER — 0.60%
International Paper Co.
7.95%, 06/15/18	75	96,503

		96,503
GAS — 0.32%
Sempra Energy
2.30%, 04/01/17	50	51,985

		51,985
HEALTH CARE — PRODUCTS — 0.51%
Boston Scientific Corp.
4.50%, 01/15/15	50	52,852
Hospira Inc.
6.05%, 03/30/17	25	28,451

		81,303
HEALTH CARE — SERVICES — 2.36%
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	25	27,574
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[a]	50	55,875
HCA Inc.
6.50%, 02/15/20	75	86,625
Laboratory Corp. of America Holdings
2.20%, 08/23/17	25	25,614
Quest Diagnostics Inc.
4.70%, 04/01/21	25	27,554
WellPoint Inc.
3.13%, 05/15/22	50	50,981
3.30%, 01/15/23	75	77,342
4.65%, 01/15/43	25	26,450

		378,015
HOUSEHOLD PRODUCTS & WARES — 0.16%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	25	25,446

		25,446
INSURANCE — 5.01%
Allstate Corp. (The)
6.13%, 05/15/67 (Call 05/15/17)[b]	25	26,750

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

American International Group Inc.
3.80%, 03/22/17	$125	$135,442
8.18%, 05/15/68 (Call 05/15/38)[b]	50	67,625
8.25%, 08/15/18	100	129,593
AXA SA
8.60%, 12/15/30	25	32,438
Hartford Financial Services Group Inc.
6.00%, 01/15/19	50	60,348
Liberty Mutual Group Inc.
10.75%, 06/15/88 (Call 06/15/38)[a,b]	35	54,250
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	25	28,858
MetLife Inc.
6.40%, 12/15/66 (Call 12/15/31)	25	27,813
Prudential Financial Inc.
5.38%, 06/21/20	25	29,677
5.88%, 09/15/42 (Call 09/15/22)[b]	25	27,000
7.38%, 06/15/19	100	128,507
Series D
4.75%, 09/17/15	50	54,440

		802,741
INTERNET — 0.30%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	48,842

		48,842
IRON & STEEL — 1.65%
ArcelorMittal SA
4.25%, 02/25/15	50	51,754
5.00%, 02/25/17	75	79,560
6.75%, 02/25/22	50	54,843
7.50%, 10/15/39	25	26,302
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)	25	25,143
United States Steel Corp.
7.38%, 04/01/20	25	26,375

		263,977
LODGING — 0.36%
Wynn Las Vegas LLC
7.75%, 08/15/20 (Call 08/15/15)	50	57,250

		57,250

Security	Principal (000s)	Value

MACHINERY — 0.56%
Case New Holland Inc.
7.88%, 12/01/17	$75	$89,250

		89,250
MANUFACTURING — 0.97%
Bombardier Inc.
5.75%, 03/15/22[a]	50	53,437
Turlock Corp.
2.75%, 11/02/22[a]	25	25,153
4.15%, 11/02/42[a]	25	25,423
Tyco Electronics Group SA
3.50%, 02/03/22 (Call 11/03/21)	50	51,459

		155,472
MEDIA — 8.83%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50%, 04/30/21 (Call 04/30/15)	75	81,375
CSC Holdings LLC
6.75%, 11/15/21	25	28,563
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	50	53,324
3.80%, 03/15/22	50	52,391
5.00%, 03/01/21	50	56,683
5.15%, 03/15/42	25	25,564
Discovery Communications LLC
4.88%, 04/01/43	25	26,958
5.05%, 06/01/20	50	58,346
DISH DBS Corp.
4.63%, 07/15/17	75	76,125
6.75%, 06/01/21	50	54,000
7.13%, 02/01/16	25	27,625
Grupo Televisa SAB
6.63%, 01/15/40	25	32,270
News America Inc.
4.50%, 02/15/21	50	57,162
6.15%, 02/15/41	75	94,492
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	100	109,041
6.75%, 06/15/39	75	92,231
8.25%, 04/01/19	100	130,937
Time Warner Inc.
4.88%, 03/15/20	25	29,075

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

7.63%, 04/15/31	$75	$105,258
7.70%, 05/01/32	75	105,903
Viacom Inc.
3.88%, 12/15/21	75	81,635
7.88%, 07/30/30	25	34,631

		1,413,589
MINING — 4.59%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)	75	78,231
Barrick Gold Corp.
3.85%, 04/01/22	75	75,184
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22 (Call 12/01/21)	50	49,975
5.45%, 03/15/43 (Call 09/15/42)[a]	50	50,797
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	50	49,446
6.25%, 10/01/39	50	54,589
Southern Copper Corp.
6.75%, 04/16/40	25	29,164
Teck Resources Ltd.
3.00%, 03/01/19	50	51,135
5.20%, 03/01/42 (Call 09/01/41)	75	71,642
Vale Overseas Ltd.
4.38%, 01/11/22	75	78,863
6.25%, 01/23/17	75	86,311
6.88%, 11/21/36	50	59,528

		734,865
OFFICE & BUSINESS EQUIPMENT — 0.86%
Xerox Corp.
4.25%, 02/15/15	75	78,948
6.35%, 05/15/18	50	58,729

		137,677
OIL & GAS — 9.66%
Anadarko Finance Co.
7.50%, 05/01/31	50	68,589
Anadarko Petroleum Corp.
6.45%, 09/15/36	25	31,912
Canadian Natural Resources Ltd.
5.70%, 05/15/17	50	58,397
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	25	25,527
5.70%, 10/15/19	50	60,451

Security	Principal (000s)	Value

Chesapeake Energy Corp.
6.63%, 08/15/20	$50	$56,563
6.78%, 03/15/19 (Call 05/13/13)	75	82,125
Continental Resources Inc.
5.00%, 09/15/22 (Call 03/15/17)	35	38,063
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	50	51,284
4.75%, 05/15/42 (Call 11/15/41)	50	51,335
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	75	80,739
5.90%, 12/01/17	25	29,480
Ensco PLC
4.70%, 03/15/21	50	56,718
EQT Corp.
8.13%, 06/01/19	50	62,545
Hess Corp.
5.60%, 02/15/41	25	27,432
8.13%, 02/15/19	50	64,980
Marathon Oil Corp.
5.90%, 03/15/18	75	89,753
Marathon Petroleum Corp.
5.13%, 03/01/21	50	59,256
Nabors Industries Inc.
9.25%, 01/15/19	50	63,979
Newfield Exploration Co.
5.63%, 07/01/24	25	26,875
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	25	31,282
8.25%, 03/01/19	25	32,712
Phillips 66
4.30%, 04/01/22	50	55,852
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	25	26,563
Suncor Energy Inc.
6.50%, 06/15/38	50	64,942
Talisman Energy Inc.
5.50%, 05/15/42 (Call 11/15/41)	25	27,305
Transocean Inc.
6.38%, 12/15/21	75	89,588
Valero Energy Corp.
6.13%, 02/01/20	50	61,272
6.63%, 06/15/37	35	44,059
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	25	27,063

		1,546,641

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

OIL & GAS SERVICES — 0.93%
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	$25	$27,125
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	50	54,973
9.63%, 03/01/19	50	66,345

		148,443
PACKAGING & CONTAINERS — 0.17%
Ball Corp.
5.00%, 03/15/22	25	26,563

		26,563
PHARMACEUTICALS — 3.11%
AbbVie Inc.
1.75%, 11/06/17[a]	50	50,833
2.90%, 11/06/22[a]	75	76,397
4.40%, 11/06/42[a]	25	26,272
Express Scripts Holding Co.
2.65%, 02/15/17	125	131,512
3.13%, 05/15/16	75	79,457
6.13%, 11/15/41	25	32,453
Watson Pharmaceuticals Inc.
3.25%, 10/01/22 (Call 07/01/22)	50	49,875
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[a]	50	51,457

		498,256
PIPELINES — 5.55%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	50	51,625
El Paso Corp.
7.00%, 06/15/17	50	57,526
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	50	53,733
Energy Transfer Equity LP
7.50%, 10/15/20	25	29,250
Energy Transfer Partners LP
6.50%, 02/01/42 (Call 08/01/41)	50	60,060
Enterprise Products Operating LLC
4.85%, 08/15/42 (Call 02/15/42)	75	80,331
5.20%, 09/01/20	75	89,337
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	50	60,043
6.38%, 03/01/41	50	62,822
6.95%, 01/15/38	25	32,896

Security	Principal (000s)	Value

MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
5.50%, 02/15/23 (Call 08/15/17)	$25	$27,438
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	50	60,958
Plains All American Pipeline LP
5.15%, 06/01/42 (Call 12/01/41)	25	28,471
Regency Energy Partners LP/Regency Energy Finance Corp.
5.50%, 04/15/23 (Call 10/15/17)	35	38,325
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	50	46,812
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	50	50,597
5.25%, 03/15/20	50	57,788

		888,012
REAL ESTATE INVESTMENT TRUSTS — 2.32%
American Tower Corp.
4.50%, 01/15/18	50	55,282
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	55,354
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	50	57,142
HCP Inc.
3.75%, 02/01/16	50	53,565
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	50	54,745
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	25	28,221
Weyerhaeuser Co.
7.38%, 03/15/32	50	67,904

		372,213
RETAIL — 2.79%
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)	35	39,113
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	25	26,124
CVS Caremark Corp.
5.75%, 06/01/17	25	29,543
5.75%, 05/15/41 (Call 11/15/40)	50	61,545
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	50	58,658

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

L Brands Inc.
5.63%, 02/15/22	$50	$53,937
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	50	57,913
Sally Holdings LLC/Sally Capital Inc.
6.88%, 11/15/19 (Call 11/15/15)	35	39,156
Walgreen Co.
3.10%, 09/15/22	50	50,622
Yum! Brands Inc.
6.25%, 03/15/18	25	30,001

		446,612
SOFTWARE — 0.16%
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	25	25,448

		25,448
TELECOMMUNICATIONS — 6.51%
British Telecommunications PLC
9.63%, 12/15/30	25	40,341
CenturyLink Inc.
5.80%, 03/15/22	50	52,925
7.65%, 03/15/42	50	51,500
Deutsche Telekom International Finance BV
5.75%, 03/23/16	100	112,874
8.75%, 06/15/30	50	74,082
France Telecom SA
2.13%, 09/16/15	50	51,241
8.50%, 03/01/31	50	75,247
Frontier Communications Corp.
7.13%, 01/15/23	50	51,750
8.25%, 04/15/17	50	58,688
MetroPCS Wireless Inc.
6.63%, 04/01/23 (Call 04/01/18)[a]	25	26,875
Nokia OYJ
5.38%, 05/15/19	75	73,875
Rogers Communications Inc.
6.80%, 08/15/18	25	31,095
Sprint Nextel Corp.
9.00%, 11/15/18[a]	50	61,500
Telecom Italia Capital SA
5.25%, 10/01/15	50	53,313
7.72%, 06/04/38	50	55,495

Security	Principal or Shares (000s)	Value

Telefonica Emisiones SAU
5.46%, 02/16/21	$50	$55,177
6.42%, 06/20/16	75	84,516
Telefonica Europe BV
8.25%, 09/15/30	25	31,262

		1,041,756
TRANSPORTATION — 1.85%
Burlington Northern Santa Fe Corp.
4.38%, 09/01/42 (Call 03/01/42)	25	25,806
4.40%, 03/15/42 (Call 09/15/41)	50	51,805
4.70%, 10/01/19	25	29,246
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	50	53,702
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	75	77,816
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	50	57,166

		295,541

TOTAL CORPORATE BONDS & NOTES (Cost: $15,122,031)		15,711,340

SHORT-TERM INVESTMENTS — 0.73%

MONEY MARKET FUNDS — 0.73%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	116	116,380

		116,380

TOTAL SHORT-TERM INVESTMENTS (Cost: $116,380)		116,380

TOTAL INVESTMENTS IN SECURITIES — 98.85% (Cost: $15,238,411)		15,827,720
Other Assets, Less Liabilities — 1.15%		183,960

NET ASSETS — 100.00%		$16,011,680

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® B - Ca RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.74%

ADVERTISING — 0.46%
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	$25	$25,438
Visant Corp.
10.00%, 10/01/17 (Call 10/01/13)	25	24,250

		49,688
AEROSPACE & DEFENSE — 0.78%
TransDigm Inc.
7.75%, 12/15/18 (Call 12/15/14)	75	83,063

		83,063
AIRLINES — 0.50%
Air Canada
9.25%, 08/01/15 (Call 07/22/13)[a]	50	53,125

		53,125
AUTO MANUFACTURERS — 0.24%
Navistar International Corp.
8.25%, 11/01/21 (Call 11/01/14)	25	26,031

		26,031
AUTO PARTS & EQUIPMENT — 1.01%
American Axle & Manufacturing Inc.
6.63%, 10/15/22 (Call 10/15/17)	25	26,719
Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22 (Call 05/15/17)	75	81,094

		107,813
BANKS — 3.61%
Ally Financial Inc.
4.63%, 06/26/15	25	26,344
5.50%, 02/15/17	75	81,744
6.25%, 12/01/17	75	85,118
8.00%, 11/01/31	75	98,719
Royal Bank of Scotland Group PLC
7.64%, 12/31/49 (Call 09/29/17)[b]	100	94,250

		386,175
BUILDING MATERIALS — 0.78%
Nortek Inc.
8.50%, 04/15/21 (Call 04/15/16)	25	27,937
Ply Gem Industries Inc.
8.25%, 02/15/18 (Call 02/15/14)	25	27,375
Texas Industries Inc.
9.25%, 08/15/20 (Call 08/15/15)	25	27,844

		83,156

Security	Principal (000s)	Value

CHEMICALS — 2.23%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 02/01/14)	$50	$53,000
Huntsman International LLC
8.63%, 03/15/21 (Call 09/15/15)	25	28,750
Ineos Group Holdings SA
8.50%, 02/15/16 (Call 05/15/13)[a]	75	76,219
Momentive Performance Materials Inc.
8.88%, 10/15/20 (Call 10/15/15)	50	54,500
TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[a]	25	26,375

		238,844
COAL — 3.05%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/14)	50	46,750
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)	100	92,750
CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)	100	108,250
Murray Energy Corp.
10.25%, 10/15/15 (Call 06/24/13)[a]	50	51,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
8.38%, 06/01/20 (Call 06/01/16)	25	27,031

		325,781
COMMERCIAL SERVICES — 4.35%
Ceridian Corp.
11.25%, 11/15/15 (Call 07/22/13)	50	51,812
Emergency Medical Services Corp.
8.13%, 06/01/19 (Call 06/01/14)	50	55,375
H&E Equipment Services Inc.
7.00%, 09/01/22 (Call 09/01/17)[a]	25	27,688
Hertz Corp. (The)
6.75%, 04/15/19 (Call 04/15/15)	75	83,062
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	50	51,500
ServiceMaster Co.
7.00%, 08/15/20 (Call 08/15/15)[a]	50	51,813
TransUnion LLC/TransUnion Financing Corp.
11.38%, 06/15/18 (Call 06/15/14)	25	28,625

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

United Rentals (North America) Inc.
7.63%, 04/15/22 (Call 04/15/17)	$100	$114,750

		464,625
COMPUTERS — 0.75%
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)[a]	25	26,594
7.38%, 11/15/18 (Call 11/15/13)	50	54,000

		80,594
DISTRIBUTION & WHOLESALE — 1.59%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[a]	25	27,062
8.13%, 04/15/19 (Call 04/15/15)	25	28,281
10.50%, 01/15/21 (Call 01/15/16)	25	26,219
11.00%, 04/15/20 (Call 04/15/16)	50	61,500
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)[a]	25	26,625

		169,687
DIVERSIFIED FINANCIAL SERVICES — 1.88%
E*TRADE Financial Corp.
6.38%, 11/15/19 (Call 11/15/15)	50	53,750
Nuveen Investments Inc.
9.50%, 10/15/20 (Call 10/15/16)[a]	40	43,100
Springleaf Finance Corp.
6.90%, 12/15/17	100	104,062

		200,912
ELECTRIC — 2.91%
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
10.00%, 12/01/20 (Call 12/01/15)	125	143,125
GenOn Energy Inc.
9.50%, 10/15/18	75	89,062
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20 (Call 04/01/16)[a]	100	78,750

		310,937
ELECTRICAL COMPONENTS & EQUIPMENT — 0.24%
General Cable Corp.
5.75%, 10/01/22 (Call 10/01/17)[a]	25	25,875

		25,875
ENTERTAINMENT — 0.79%
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	50	58,125

Security	Principal (000s)	Value

Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 01/15/16)[a]	$25	$25,875

		84,000
ENVIRONMENTAL CONTROL — 0.50%
ADS Waste Holdings Inc.
8.25%, 10/01/20 (Call 10/01/16)[a]	25	27,312
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[a]	25	26,188

		53,500
FOOD — 2.65%
ARAMARK Corp.
5.75%, 03/15/20 (Call 03/15/15)[a]	35	36,662
Del Monte Corp.
7.63%, 02/15/19 (Call 02/15/14)	50	53,312
Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)	50	55,500
Smithfield Foods Inc.
6.63%, 08/15/22 (Call 08/15/17)	50	55,500
SUPERVALU Inc.
8.00%, 05/01/16	50	54,750
U.S. Foodservice Inc.
8.50%, 06/30/19 (Call 06/30/14)[a]	25	27,188

		282,912
GAS — 1.06%
Sabine Pass LNG LP
7.50%, 11/30/16	100	113,000

		113,000
HEALTH CARE — PRODUCTS — 1.52%
Biomet Inc.
6.50%, 10/01/20 (Call 10/01/15)[a]	50	52,250
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)	25	27,000
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	50	56,125
12.50%, 11/01/19 (Call 11/01/15)	25	26,812

		162,187
HEALTH CARE — SERVICES — 5.73%
Community Health Systems Inc.
7.13%, 07/15/20 (Call 07/15/16)	25	27,937
8.00%, 11/15/19 (Call 11/15/15)	75	85,031
DaVita HealthCare Partners Inc.
5.75%, 08/15/22 (Call 08/15/17)	25	26,625
6.38%, 11/01/18 (Call 11/01/13)	50	53,437

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

HCA Holdings Inc.
7.75%, 05/15/21 (Call 11/15/15)	$100	$113,375
HCA Inc.
5.88%, 05/01/23	25	27,188
6.38%, 01/15/15	25	26,938
7.50%, 02/15/22	50	59,750
Health Management Associates Inc.
7.38%, 01/15/20 (Call 01/15/16)	50	55,500
IASIS Healthcare LLC
8.38%, 05/15/19 (Call 05/15/14)	25	26,438
Tenet Healthcare Corp.
8.00%, 08/01/20 (Call 08/01/15)	50	56,250
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc.
8.00%, 02/01/18 (Call 02/01/14)	50	54,125

		612,594
HOLDING COMPANIES — DIVERSIFIED — 0.24%
Alphabet Holding Co. Inc.
7.75%, 11/01/17 (Call 11/01/13)[a]	25	26,125

		26,125
HOME BUILDERS — 1.05%
K Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[a]	50	55,875
Shea Homes LP/Shea Homes Funding Corp.
8.63%, 05/15/19 (Call 05/15/15)	50	56,813

		112,688
HOUSEHOLD PRODUCTS & WARES — 3.08%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	100	104,750
9.88%, 08/15/19 (Call 08/15/15)	175	196,437
Spectrum Brands Escrow Corp.
6.63%, 11/15/22 (Call 11/15/17)[a]	25	27,563

		328,750
HOUSEWARES — 0.24%
RSI Home Products Inc.
6.88%, 03/01/18 (Call 03/01/15)[a]	25	26,094

		26,094
INTERNET — 0.51%
CyrusOne LP/CyrusOne Finance Corp.
6.38%, 11/15/22 (Call 11/15/17)[a]	25	26,625

Security	Principal (000s)	Value

Zayo Group LLC/Zayo Capital Inc.
8.13%, 01/01/20 (Call 07/01/15)	$25	$28,188

		54,813
IRON & STEEL — 0.20%
United States Steel Corp.
7.63%, 05/15/20 (Call 05/15/15)	25	21,688

		21,688
LODGING — 5.07%
Ameristar Casinos Inc.
7.50%, 04/15/21 (Call 04/15/15)	50	55,750
Caesars Entertainment Operating Co. Inc.
8.50%, 02/15/20 (Call 02/15/16)	25	24,125
9.00%, 02/15/20 (Call 02/15/16)[a]	50	49,250
12.75%, 04/15/18 (Call 04/15/14)	50	35,500
CityCenter Holdings LLC/CityCenter Finance Corp.
7.63%, 01/15/16 (Call 01/15/14)	75	80,531
Harrah’s Operating Co. Inc.
10.00%, 12/15/18 (Call 12/15/13)	75	46,125
11.25%, 06/01/17 (Call 06/01/13)	50	52,875
MGM Resorts International
6.63%, 07/15/15	75	82,125
6.63%, 12/15/21	25	27,156
8.63%, 02/01/19	75	88,875

		542,312
MACHINERY — 0.25%
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	25	26,875

		26,875
MANUFACTURING — 1.24%
Polymer Group Inc.
7.75%, 02/01/19 (Call 02/01/15)	25	27,469
RBS Global Inc./Rexnord LLC
8.50%, 05/01/18 (Call 05/01/14)	50	54,750
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)[a]	50	50,000

		132,219
MEDIA — 6.86%
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	25	25,688
Cablevision Systems Corp.
8.63%, 09/15/17	75	89,062

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

Cengage Learning Acquisitions Inc.
11.50%, 04/15/20 (Call 04/15/16)[a]	$25	$19,625
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 09/15/20 (Call 09/15/15)[a]	50	53,250
Clear Channel Communications Inc.
9.00%, 03/01/21 (Call 03/01/16)	50	48,875
10.75%, 08/01/16 (Call 07/22/13)	75	64,500
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[a]	25	26,812
Series B
7.63%, 03/15/20 (Call 03/15/15)	100	107,750
Cumulus Media Holdings Inc.
7.75%, 05/01/19 (Call 05/01/15)	25	25,500
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)[a]	25	27,562
Quebecor Media Inc.
5.75%, 01/15/23[a]	25	26,063
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)[a]	25	25,313
Sirius XM Radio Inc.
8.75%, 04/01/15[a]	50	56,000
Univision Communications Inc.
6.75%, 09/15/22 (Call 09/15/17)[a]	25	27,750
6.88%, 05/15/19 (Call 05/15/15)[a]	75	81,937
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)[a]	25	28,125

		733,812
METAL FABRICATE & HARDWARE — 0.24%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 03/15/14)[a]	25	26,156

		26,156
MINING — 3.21%
Aleris International Inc.
7.63%, 02/15/18 (Call 02/15/14)	25	27,000
FMG Resources (August 2006) Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[a]	100	104,000
6.88%, 04/01/22 (Call 04/01/17)[a]	50	53,625
IAMGOLD Corp.
6.75%, 10/01/20 (Call 10/01/16)[a]	25	23,625
Inmet Mining Corp.
8.75%, 06/01/20 (Call 06/01/16)[a]	50	54,000

Security	Principal (000s)	Value

Molycorp Inc.
10.00%, 06/01/20 (Call 06/01/16)	$25	$24,500
Novelis Inc.
8.75%, 12/15/20 (Call 12/15/15)	50	56,750

		343,500
OFFICE & BUSINESS EQUIPMENT — 0.60%
CDW LLC/CDW Finance Corp.
12.54%, 10/12/17 (Call 07/22/13)	60	64,500

		64,500
OIL & GAS — 9.83%
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	75	80,062
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	25	25,250
8.25%, 02/15/20 (Call 02/15/15)	25	28,375
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 12/15/14)	50	56,500
EP Energy LLC/EP Energy Finance Inc.
Series WI
9.38%, 05/01/20 (Call 05/01/16)	100	116,500
Forest Oil Corp.
7.25%, 06/15/19 (Call 07/22/13)	50	50,625
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)[a]	50	53,625
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)[a]	125	130,625
MEG Energy Corp.
6.50%, 03/15/21 (Call 03/15/15)[a]	50	53,625
Offshore Group Investments Ltd.
7.13%, 04/01/23 (Call 04/01/18)[a]	50	52,000
7.50%, 11/01/19 (Call 11/01/15)[a]	25	26,938
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[a]	25	25,125
PetroBakken Energy Ltd.
8.63%, 02/01/20 (Call 02/01/16)[a]	25	25,750
Plains Exploration & Production Co.
6.75%, 02/01/22 (Call 02/01/17)	75	84,750
6.88%, 02/15/23 (Call 02/15/18)	50	56,938
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)[a]	75	79,687
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	50	51,875
7.50%, 02/15/23 (Call 08/15/17)	25	25,750

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

W&T Offshore Inc.
8.50%, 06/15/19 (Call 06/15/15)	$25	$27,250

		1,051,250
PACKAGING & CONTAINERS — 1.36%
Berry Plastics Corp.
9.75%, 01/15/21 (Call 01/15/16)	50	59,250
Sealed Air Corp.
8.13%, 09/15/19 (Call 09/15/15)[a]	75	85,875

		145,125
PHARMACEUTICALS — 2.32%
Grifols Inc.
8.25%, 02/01/18 (Call 02/01/14)	25	27,438
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (Call 10/15/16)[a]	25	27,687
7.00%, 10/01/20 (Call 10/01/15)[a]	125	138,125
Warner Chilcott Co. LLC
7.75%, 09/15/18 (Call 09/15/14)	50	54,250

		247,500
PIPELINES — 0.49%
NGPL PipeCo LLC
7.12%, 12/15/17 [a]	50	52,063

		52,063
REAL ESTATE — 1.04%
Realogy Corp.
7.63%, 01/15/20 (Call 01/15/16)[a]	50	57,375
Toys R Us Property Co. I LLC
10.75%, 07/15/17 (Call 07/15/13)	50	53,438

		110,813
REAL ESTATE INVESTMENT TRUSTS — 0.24%
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)[a]	25	25,906

		25,906
RETAIL — 3.03%
Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)	25	28,469
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/15/15)[a]	25	28,656
Michaels Stores Inc.
7.75%, 11/01/18 (Call 11/01/14)	50	54,937
Party City Holdings Inc.
8.88%, 08/01/20 (Call 08/01/15)[a]	25	28,250

Security	Principal (000s)	Value

Rite Aid Corp.
9.25%, 03/15/20 (Call 03/15/16)	$25	$28,938
9.50%, 06/15/17 (Call 07/22/13)	75	78,000
Sears Holdings Corp.
6.63%, 10/15/18	50	49,625
Serta Simmons Holdings LLC
8.13%, 10/01/20 (Call 10/01/15)[a]	25	26,719

		323,594
SEMICONDUCTORS — 1.25%
Advanced Micro Devices Inc.
7.50%, 08/15/22[a]	25	23,938
Freescale Semiconductor Inc.
8.05%, 02/01/20 (Call 06/01/15)	25	26,937
9.25%, 04/15/18 (Call 04/15/14)[a]	75	82,500

		133,375
SOFTWARE — 3.56%
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[a]	25	26,813
7.38%, 06/15/19 (Call 06/15/15)[a]	75	81,562
11.25%, 03/31/16 (Call 07/22/13)	50	50,875
12.63%, 01/15/21 (Call 01/15/16)	150	162,750
IMS Health Inc.
12.50%, 03/01/18 (Call 03/01/15)[a]	25	29,750
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)	25	28,500

		380,250
TELECOMMUNICATIONS — 14.74%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29	50	39,000
Avaya Inc.
10.50%, 03/01/21 (Call 03/01/17)[a]	50	46,125
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)	50	53,625
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15 (Call 07/22/13)[a]	100	107,000
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)[a]	75	81,937
Cricket Communications Inc.
7.75%, 05/15/16 (Call 05/15/13)	25	26,000
7.75%, 10/15/20 (Call 10/15/15)	25	25,438
Crown Castle International Corp.
5.25%, 01/15/23	50	52,375

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

April 30, 2013

Security	Principal or Shares (000s)	Value

Hughes Satellite Systems Corp.
7.63%, 06/15/21	$51	$58,522
Intelsat (Luxembourg) SA
8.13%, 06/01/23 (Call 06/01/18)[a]	50	53,250
11.25%, 02/04/17 (Call 06/12/13)	73	77,745
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 10/15/15)	50	55,500
7.50%, 04/01/21 (Call 04/01/16)	100	112,750
Level 3 Financing Inc.
8.13%, 07/01/19 (Call 07/01/15)	75	82,687
9.38%, 04/01/19 (Call 04/01/15)	50	56,375
MetroPCS Wireless Inc.
7.88%, 09/01/18 (Call 09/01/14)	75	82,594
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)[a]	25	26,625
Sprint Capital Corp.
6.88%, 11/15/28	100	102,250
Sprint Nextel Corp.
6.00%, 12/01/16	50	54,250
6.00%, 11/15/22	25	26,063
7.00%, 08/15/20	25	27,375
8.38%, 08/15/17	100	116,500
West Corp.
7.88%, 01/15/19 (Call 11/15/14)	25	27,250
Wind Acquisition Finance SA
11.75%, 07/15/17 (Call 07/15/13)[a]	100	107,250
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)	75	77,625

		1,576,111
TRANSPORTATION — 0.46%
CEVA Group PLC
11.50%, 04/01/18 (Call 04/01/14)[a]	75	48,750

		48,750

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,846,571)		10,448,768

SHORT-TERM INVESTMENTS — 1.72%

MONEY MARKET FUNDS —1.72%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	184	183,980

		183,980

TOTAL SHORT-TERM INVESTMENTS
(Cost: $183,980)		183,980

Value

TOTAL INVESTMENTS IN SECURITIES — 99.46%	$10,632,748
(Cost: $10,030,551)
Other Assets, Less Liabilities — 0.54%	57,639

NET ASSETS — 100.00%	$10,690,387

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FINANCIALS SECTOR BOND FUND

April 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.75%

BANKS — 57.80%
Abbey National Treasury Services PLC
4.00%, 04/27/16	$25	$26,744
Bank of America Corp.
3.63%, 03/17/16	100	106,224
5.70%, 01/24/22	75	89,325
7.63%, 06/01/19	100	127,597
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	50	49,887
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	150	156,891
Bank of Nova Scotia
2.90%, 03/29/16[a]	125	131,760
Barclays Bank PLC
5.13%, 01/08/20	100	116,691
5.20%, 07/10/14	100	105,252
BB&T Corp.
3.20%, 03/15/16 (Call 02/16/16)	125	132,517
BNP Paribas SA
3.60%, 02/23/16	125	132,624
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)	50	50,346
Capital One Financial Corp.
6.75%, 09/15/17	125	151,323
Citigroup Inc.
4.45%, 01/10/17	125	138,297
4.50%, 01/14/22[a]	50	56,412
4.75%, 05/19/15	200	214,911
6.88%, 03/05/38	100	137,142
Credit Suisse New York
5.40%, 01/14/20	50	57,147
5.50%, 05/01/14	100	104,730
Deutsche Bank AG London
6.00%, 09/01/17	100	119,004
Fifth Third Bancorp
3.63%, 01/25/16	100	106,892
Goldman Sachs Group Inc. (The)
5.25%, 07/27/21	100	115,704
6.00%, 05/01/14	250	262,888
6.75%, 10/01/37	150	171,675
HSBC Holdings PLC
4.00%, 03/30/22	50	55,298

Security	Principal (000s)	Value

5.10%, 04/05/21	$75	$88,607
6.50%, 09/15/37	100	126,780
J.P. Morgan Chase & Co.
1.13%, 02/26/16	200	200,360
3.15%, 07/05/16	200	212,059
5.60%, 07/15/41	100	122,982
KeyCorp
5.10%, 03/24/21	25	29,481
Lloyds TSB Bank PLC
4.20%, 03/28/17[a]	50	55,250
Morgan Stanley
4.75%, 04/01/14[a]	150	154,750
4.75%, 03/22/17	150	166,688
5.75%, 01/25/21	200	237,291
National Australia Bank Ltd. New York
1.60%, 08/07/15	25	25,418
Northern Trust Corp.
2.38%, 08/02/22	25	24,934
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	200	210,610
Rabobank Nederland
3.38%, 01/19/17	100	107,511
3.88%, 02/08/22	50	54,246
Royal Bank of Canada
1.45%, 10/30/14	100	101,260
Royal Bank of Scotland Group PLC
5.63%, 08/24/20	25	29,447
6.13%, 01/11/21	50	60,828
State Street Corp.
2.88%, 03/07/16	100	106,331
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	75	80,046
Toronto-Dominion Bank (The)
2.38%, 10/19/16	50	52,285
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	150	155,925
UBS AG Stamford
5.88%, 12/20/17	175	208,659
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	50	57,354
5.63%, 10/15/16	100	114,714
Wells Fargo & Co.
3.50%, 03/08/22	50	53,632

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® FINANCIALS SECTOR BOND FUND

April 30, 2013

Security	Principal (000s)	Value

3.75%, 10/01/14	$100	$104,562
4.60%, 04/01/21	175	202,922
Westpac Banking Corp.
4.88%, 11/19/19	100	117,513

		6,179,726
DIVERSIFIED FINANCIAL SERVICES — 12.50%
American Express Co.
4.05%, 12/03/42	67	66,755
American Express Credit Corp.
2.38%, 03/24/17	25	26,185
Credit Suisse (USA) Inc.
5.85%, 08/16/16	75	85,516
General Electric Capital Corp.
1.60%, 11/20/17[a]	25	25,266
1.63%, 07/02/15	50	50,892
2.25%, 11/09/15	200	207,006
Series A
6.75%, 03/15/32	175	229,453
HSBC Finance Corp.
5.00%, 06/30/15	75	81,214
6.68%, 01/15/21	50	60,166
Jefferies Group LLC
6.88%, 04/15/21	50	59,423
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	175	212,694
Nomura Holdings Inc.
6.70%, 03/04/20	75	89,956
SLM Corp.
6.25%, 01/25/16	25	27,188
8.00%, 03/25/20	100	115,000

		1,336,714
HEALTH CARE — SERVICES — 4.59%
Aetna Inc.
6.63%, 06/15/36	50	66,912
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	100	110,298
Humana Inc.
7.20%, 06/15/18	25	31,191
UnitedHealth Group Inc.
0.85%, 10/15/15	50	50,263
4.63%, 11/15/41 (Call 05/15/41)	100	107,805
WellPoint Inc.
5.25%, 01/15/16	25	27,808

Security	Principal (000s)	Value

6.38%, 06/15/37	$75	$96,201

		490,478
INSURANCE — 15.71%
Aflac Inc.
2.65%, 02/15/17	75	78,793
Allstate Corp. (The)
5.20%, 01/15/42	25	30,087
5.55%, 05/09/35	25	30,842
American International Group Inc.
4.25%, 09/15/14	150	156,914
8.18%, 05/15/68 (Call 05/15/38)[c]	100	135,250
AXA SA
8.60%, 12/15/30	25	32,438
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	125	131,003
5.75%, 01/15/40	25	30,854
Berkshire Hathaway Inc.
3.00%, 02/11/23	50	51,599
Chubb Corp. (The)
6.00%, 05/11/37	50	65,799
Fidelity National Financial Inc.
5.50%, 09/01/22	15	17,207
Genworth Financial Inc.
6.52%, 05/22/18[a]	50	58,247
Hartford Financial Services Group Inc.
5.50%, 03/30/20	50	59,725
Infinity Property & Casualty Corp.
5.00%, 09/19/22	10	10,593
Lincoln National Corp.
8.75%, 07/01/19	100	135,657
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	100	115,432
MetLife Inc.
6.40%, 12/15/66 (Call 12/15/31)	50	55,625
6.75%, 06/01/16	100	117,382
Principal Financial Group Inc.
3.30%, 09/15/22	25	25,967
Prudential Financial Inc.
5.80%, 11/16/41	50	60,837
7.38%, 06/15/19	100	128,507
Travelers Companies Inc. (The)
6.25%, 06/20/16	50	58,067
6.25%, 06/15/37	25	34,027

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FINANCIALS SECTOR BOND FUND

April 30, 2013

Security	Principal (000s)	Value

Willis North America Inc.
6.20%, 03/28/17	$25	$28,535
XLIT Ltd.
5.75%, 10/01/21	25	30,127

		1,679,514
REAL ESTATE — 1.13%
ProLogis LP
6.63%, 05/15/18	100	121,378

		121,378
REAL ESTATE INVESTMENT TRUSTS — 6.02%
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	25	25,149
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	110,708
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	25	25,486
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	25	26,959
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	50	57,142
HCP Inc.
3.75%, 02/01/16	50	53,565
5.38%, 02/01/21 (Call 11/03/20)	25	29,373
Health Care REIT Inc.
5.25%, 01/15/22 (Call 10/15/21)	50	57,834
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)[a]	25	27,092
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	25	26,720
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	25	25,185
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	125	151,181
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)[a]	25	27,197

		643,591

TOTAL CORPORATE BONDS & NOTES (Cost: $9,816,688)		10,451,401

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 6.33%

MONEY MARKET FUNDS — 6.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,d,e]	470	$469,675
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,d,e]	51	51,013
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,d]	156	156,033

		676,721

TOTAL SHORT-TERM INVESTMENTS (Cost: $676,721)		676,721

TOTAL INVESTMENTS IN SECURITIES — 104.08% (Cost: $10,493,409)		11,128,122
Other Assets, Less Liabilities — (4.08)%		(436,167)

NET ASSETS — 100.00%		$10,691,955

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	Variable rate security. Rate shown is as of report date.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited)

iSHARES® INDUSTRIALS SECTOR BOND FUND

April 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.41%

AEROSPACE & DEFENSE — 3.11%
Boeing Co. (The)
6.00%, 03/15/19	$100	$123,315
Lockheed Martin Corp.
3.35%, 09/15/21	100	106,019
Northrop Grumman Corp.
3.50%, 03/15/21	25	27,079
Raytheon Co.
3.13%, 10/15/20	50	53,531
United Technologies Corp.
1.80%, 06/01/17	50	51,723
3.10%, 06/01/22	50	53,232
5.70%, 04/15/40	50	64,421

		479,320
AGRICULTURE — 3.49%
Altria Group Inc.
9.70%, 11/10/18	75	104,931
10.20%, 02/06/39	25	42,149
Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	100	114,556
Philip Morris International Inc.
2.90%, 11/15/21	150	156,267
Reynolds American Inc.
6.75%, 06/15/17[a]	100	120,250

		538,153
AUTO MANUFACTURERS — 0.21%
Ford Motor Co.
7.45%, 07/16/31	25	33,195

		33,195
AUTO PARTS & EQUIPMENT — 0.54%
Johnson Controls Inc.
5.50%, 01/15/16	75	83,644

		83,644
BEVERAGES — 3.67%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	50	50,094
5.38%, 11/15/14	100	107,282
8.20%, 01/15/39	50	81,241
Diageo Capital PLC
4.83%, 07/15/20	100	118,688

Security	Principal (000s)	Value

PepsiCo Inc.
2.50%, 05/10/16	$150	$157,929
4.00%, 03/05/42	50	50,675

		565,909
BIOTECHNOLOGY — 1.42%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)	100	113,874
Life Technologies Corp.
4.40%, 03/01/15	100	105,665

		219,539
CHEMICALS — 2.39%
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	25	25,128
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	50	49,457
8.55%, 05/15/19[a]	25	33,816
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	25	25,654
6.00%, 07/15/18	100	123,308
Eastman Chemical Co.
4.80%, 09/01/42 (Call 03/01/42)	25	27,198
Ecolab Inc.
5.50%, 12/08/41	50	60,182
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	25	24,674

		369,417
COMMERCIAL SERVICES — 1.21%
ADT Corp. (The)
3.50%, 07/15/22	25	25,126
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	100	116,500
Princeton University Series A
4.95%, 03/01/19	15	17,947
Western Union Co. (The)
5.25%, 04/01/20[a]	25	27,338

		186,911
COMPUTERS — 2.88%
Dell Inc.
5.88%, 06/15/19[a]	25	26,000

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

April 30, 2013

Security	Principal (000s)	Value

Hewlett-Packard Co.
4.30%, 06/01/21	$100	$101,314
4.75%, 06/02/14	150	156,038
International Business Machines Corp.
0.55%, 02/06/15	100	100,257
4.00%, 06/20/42	54	56,367
5.60%, 11/30/39	3	3,898

		443,874
COSMETICS & PERSONAL CARE — 0.89%
Avon Products Inc.
5.00%, 03/15/23	50	53,929
Procter & Gamble Co. (The)
1.45%, 08/15/16	50	51,366
5.55%, 03/05/37	25	32,513

		137,808
DIVERSIFIED FINANCIAL SERVICES — 4.55%
Caterpillar Financial Services Corp.
7.15%, 02/15/19	200	258,974
Ford Motor Credit Co. LLC
7.00%, 04/15/15	100	110,266
8.13%, 01/15/20	100	128,618
John Deere Capital Corp.
1.25%, 12/02/14	100	101,194
Toyota Motor Credit Corp.
2.00%, 09/15/16	100	103,747

		702,799
ELECTRONICS — 2.04%
Honeywell International Inc.
4.25%, 03/01/21	100	116,025
Koninklijke Philips Electronics NV
5.75%, 03/11/18	100	119,653
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	75	78,690

		314,368
ENGINEERING & CONSTRUCTION — 0.17%
ABB Finance (USA) Inc.
4.38%, 05/08/42	25	27,092

		27,092
ENVIRONMENTAL CONTROL — 1.35%
Republic Services Inc.
5.00%, 03/01/20	125	144,710

Security	Principal (000s)	Value

Waste Management Inc.
6.13%, 11/30/39[a]	$50	$62,965

		207,675
FOOD — 3.44%
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)	50	52,455
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	50	53,114
Kellogg Co.
3.13%, 05/17/22[a]	50	52,404
Kraft Foods Inc.
6.50%, 02/09/40	100	134,751
Kroger Co. (The)
6.15%, 01/15/20	100	122,561
Unilever Capital Corp.
4.25%, 02/10/21	100	115,526

		530,811
FOREST PRODUCTS & PAPER — 0.99%
International Paper Co.
7.95%, 06/15/18	100	128,670
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	25	24,632

		153,302
HEALTH CARE — PRODUCTS — 2.31%
Baxter International Inc.
2.40%, 08/15/22	50	49,682
Becton, Dickinson and Co.
3.13%, 11/08/21	75	79,008
Boston Scientific Corp.
6.00%, 01/15/20	75	88,687
Covidien International Finance SA
6.00%, 10/15/17	50	59,786
Medtronic Inc.
3.00%, 03/15/15	25	26,166
3.13%, 03/15/22 (Call 12/15/21)	50	53,388

		356,717
HEALTH CARE — SERVICES — 0.17%
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	25	25,723

		25,723
HOUSEHOLD PRODUCTS & WARES — 0.78%
Kimberly-Clark Corp.
6.13%, 08/01/17	100	121,141

		121,141

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

April 30, 2013

Security	Principal (000s)	Value

INTERNET — 0.66%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	$25	$24,421
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	25	24,986
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)[a]	50	51,822

		101,229
MACHINERY — 0.39%
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	50	50,768
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	10	10,119

		60,887
MANUFACTURING — 1.15%
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	10	10,136
General Electric Co.
2.70%, 10/09/22	25	25,722
4.13%, 10/09/42	25	26,518
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	25	24,994
Pentair Finance SA
2.65%, 12/01/19	15	15,170
Turlock Corp.
2.75%, 11/02/22[b]	75	75,457

		177,997
MEDIA — 8.98%
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)[a]	25	26,038
Comcast Corp.
2.85%, 01/15/23	50	51,382
6.95%, 08/15/37	50	70,024
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
6.00%, 08/15/40 (Call 05/15/40)	100	111,833
NBCUniversal Media LLC
5.15%, 04/30/20	250	300,516
News America Inc.
6.65%, 11/15/37	75	97,457
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	100	109,041
7.30%, 07/01/38	75	97,070
8.25%, 02/14/14	100	105,856

Security	Principal (000s)	Value

Time Warner Inc.
7.70%, 05/01/32	$125	$176,505
Viacom Inc.
6.88%, 04/30/36	50	63,931
Walt Disney Co. (The)
0.88%, 12/01/14	150	151,068
3.70%, 12/01/42	25	24,905

		1,385,626
MINING — 5.59%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	100	104,308
Barrick North America Finance LLC
4.40%, 05/30/21	100	104,586
BHP Billiton Finance (USA) Ltd.
1.13%, 11/21/14	75	75,827
2.88%, 02/24/22	25	25,924
Freeport-McMoRan Copper & Gold Inc.
3.88%, 03/15/23 (Call 12/15/22)[b]	75	75,648
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	25	23,154
Rio Tinto Finance (USA) Ltd.
3.75%, 09/20/21	200	214,467
Southern Copper Corp.
5.38%, 04/16/20[a]	50	57,215
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	25	24,904
5.20%, 03/01/42 (Call 09/01/41)	25	23,881
Vale Overseas Ltd.
8.25%, 01/17/34[a]	100	132,214

		862,128
OFFICE & BUSINESS EQUIPMENT — 0.86%
Pitney Bowes Inc.
5.75%, 09/15/17	25	27,875
Xerox Corp.
4.25%, 02/15/15	100	105,265

		133,140
OIL & GAS — 9.57%
Anadarko Petroleum Corp.
6.38%, 09/15/17	75	89,789
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	50	55,215
BP Capital Markets PLC
4.74%, 03/11/21	100	117,413

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

April 30, 2013

Security	Principal (000s)	Value

Canadian Natural Resources Ltd.
5.70%, 05/15/17	$100	$116,793
ConocoPhillips
6.50%, 02/01/39	100	138,717
Devon Energy Corp.
2.40%, 07/15/16 (Call 06/15/16)	50	51,943
5.60%, 07/15/41 (Call 01/15/41)[a]	50	56,917
Encana Corp.
6.50%, 02/01/38	50	61,468
Ensco PLC
4.70%, 03/15/21	100	113,436
Hess Corp.
5.60%, 02/15/41	50	54,865
Husky Energy Inc.
7.25%, 12/15/19	100	129,471
Nexen Inc.
6.40%, 05/15/37	25	32,813
Phillips 66
4.30%, 04/01/22	50	55,852
Shell International Finance BV
6.38%, 12/15/38	50	71,160
Suncor Energy Inc.
6.50%, 06/15/38	75	97,414
Total Capital Canada Ltd.
2.75%, 07/15/23	50	51,088
Transocean Inc.
6.38%, 12/15/21	100	119,451
Valero Energy Corp.
6.63%, 06/15/37	50	62,942

		1,476,747
OIL & GAS SERVICES — 1.28%
Halliburton Co.
7.45%, 09/15/39	25	38,196
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	25	26,599
9.63%, 03/01/19[a]	100	132,691

		197,486
PHARMACEUTICALS — 6.51%
Abbott Laboratories
5.30%, 05/27/40[a]	50	63,094
Allergan Inc.
3.38%, 09/15/20	20	21,837

Security	Principal (000s)	Value

AstraZeneca PLC
5.90%, 09/15/17	$125	$150,495
Bristol-Myers Squibb Co.
3.25%, 08/01/42	25	22,785
Express Scripts Holding Co.
3.13%, 05/15/16[a]	100	105,943
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	50	68,466
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	25	25,914
Johnson & Johnson
5.95%, 08/15/37	50	68,404
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	50	50,302
Novartis Capital Corp.
2.90%, 04/24/15[a]	150	157,319
Pfizer Inc.
7.20%, 03/15/39	75	111,839
Schering-Plough Corp./Merck & Co. Inc.
6.55%, 09/15/37	75	106,810
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[b]	50	51,457

		1,004,665
RETAIL — 6.51%
CVS Caremark Corp.
5.75%, 06/01/17	100	118,174
Home Depot Inc. (The)
5.88%, 12/16/36[a]	50	64,591
Lowe’s Companies Inc.
3.80%, 11/15/21 (Call 08/15/21)	100	109,469
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	25	24,680
7.88%, 07/15/15	100	114,570
McDonald’s Corp.
5.35%, 03/01/18	100	118,922
Target Corp.
7.00%, 01/15/38	100	145,756
Wal-Mart Stores Inc.
1.63%, 04/15/14	100	101,279
6.50%, 08/15/37	125	173,961
Yum! Brands Inc.
6.88%, 11/15/37	25	33,533

		1,004,935

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

April 30, 2013

Security	Principal (000s)	Value

SEMICONDUCTORS — 1.36%
Intel Corp.
3.30%, 10/01/21[a]	$150	$159,796
Texas Instruments Inc.
1.65%, 08/03/19	50	50,154

		209,950
SOFTWARE — 2.19%
Fidelity National Information Services Inc.
5.00%, 03/15/22 (Call 03/15/17)	25	27,563
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	25	25,448
Microsoft Corp.
1.63%, 09/25/15	100	102,866
Oracle Corp.
5.38%, 07/15/40	50	60,660
5.75%, 04/15/18	100	120,872

		337,409
TELECOMMUNICATIONS — 12.78%
America Movil SAB de CV
5.00%, 03/30/20	150	172,881
AT&T Inc.
3.88%, 08/15/21	50	55,247
4.35%, 06/15/45 (Call 12/15/44)[b]	75	73,580
5.10%, 09/15/14	100	106,078
5.35%, 09/01/40	100	112,584
6.30%, 01/15/38	50	62,456
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	100	133,745
Cisco Systems Inc.
5.50%, 01/15/40	25	30,875
5.90%, 02/15/39	50	63,759
Corning Inc.
4.75%, 03/15/42[a]	25	26,416
Deutsche Telekom International Finance BV
8.75%, 06/15/30	50	74,082
France Telecom SA
2.75%, 09/14/16	75	78,346
8.50%, 03/01/31	50	75,247
Qwest Corp.
7.50%, 10/01/14	50	54,179
Telecom Italia Capital SA
4.95%, 09/30/14	125	130,781

Security	Principal or Shares (000s)	Value

Telefonica Emisiones SAU
3.99%, 02/16/16	$65	$68,334
5.46%, 02/16/21	50	55,177
Verizon Communications Inc.
2.00%, 11/01/16	150	154,833
7.75%, 12/01/30	150	211,499
Vodafone Group PLC
2.88%, 03/16/16	125	131,918
2.95%, 02/19/23	50	50,267
4.38%, 02/19/43	50	49,617

		1,971,901
TRANSPORTATION — 3.97%
Burlington Northern Santa Fe Corp.
7.00%, 12/15/25	100	135,743
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	100	104,892
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	50	53,702
7.38%, 02/01/19[a]	50	64,126
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	50	51,878
4.84%, 10/01/41	50	55,688
Union Pacific Corp.
4.25%, 04/15/43 (Call 10/15/42)	25	26,291
United Parcel Service Inc.
5.13%, 04/01/19	100	120,273

		612,593

TOTAL CORPORATE BONDS & NOTES
(Cost: $14,647,883)		15,034,091

SHORT-TERM INVESTMENTS — 6.22%

MONEY MARKET FUNDS — 6.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	688	688,381
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	75	74,767
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	197	196,703

		959,851

TOTAL SHORT-TERM INVESTMENTS
(Cost: $959,851)		$959,851

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

April 30, 2013

Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $959,851)	$959,851

TOTAL INVESTMENTS IN SECURITIES — 103.63%
(Cost: $15,607,734)	15,993,942
Other Assets, Less Liabilities — (3.63)%	(560,814)

NET ASSETS — 100.00%	$15,433,128

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited)

iSHARES® UTILITIES SECTOR BOND FUND

April 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.88%

DIVERSIFIED FINANCIAL SERVICES — 1.70%
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	$150	$177,835

		177,835

ELECTRIC — 64.69%
Alabama Power Co.
6.00%, 03/01/39	150	198,873
Ameren Corp.
8.88%, 05/15/14	150	161,419
Appalachian Power Co.
7.00%, 04/01/38	75	103,602
Arizona Public Service Co.
8.75%, 03/01/19	100	135,813
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	50	48,480
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	50	51,306
Series 08-B
6.75%, 04/01/38	100	143,094
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	50	57,825
Consumers Energy Co.
Series P
5.50%, 08/15/16	200	230,451
DTE Energy Co.
6.35%, 06/01/16	200	231,481
Duke Energy Carolinas LLC
6.05%, 04/15/38	150	195,955
7.00%, 11/15/18	150	194,729
Entergy Louisiana LLC
5.40%, 11/01/24	100	121,816
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	175	186,354
5.60%, 06/15/42 (Call 12/15/41)	90	100,446
FirstEnergy Corp.
Series B
4.25%, 03/15/23 (Call 12/15/22)	25	25,783
Series C
7.38%, 11/15/31	125	150,365

Security	Principal (000s)	Value

Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	$50	$52,876
5.69%, 03/01/40	150	196,480
Florida Power Corp.
6.40%, 06/15/38	150	203,747
Georgia Power Co.
2.85%, 05/15/22	50	51,914
4.30%, 03/15/43	25	26,205
Indiana Michigan Power Co.
7.00%, 03/15/19	150	190,136
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	50	57,622
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	125	153,995
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	250	322,497
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	50	51,598
Nevada Power Co.
6.50%, 08/01/18	100	124,645
7.13%, 03/15/19	100	129,235
Nisource Finance Corp.
5.45%, 09/15/20	200	235,267
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	50	47,750
NSTAR Electric Co.
5.63%, 11/15/17	150	178,153
Oglethorpe Power Corp.
4.20%, 12/01/42	50	49,988
Oncor Electric Delivery Co.
7.00%, 05/01/32	100	136,063
Pacific Gas & Electric Co.
5.80%, 03/01/37	100	126,207
6.05%, 03/01/34	125	162,003
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	100	103,639
PSEG Power LLC
5.32%, 09/15/16	150	169,565
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	75	75,138
Public Service Electric & Gas Co.
3.95%, 05/01/42 (Call 11/01/41)	50	52,089
Puget Sound Energy Inc.
5.76%, 10/01/39	100	131,416

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® UTILITIES SECTOR BOND FUND

April 30, 2013

Security	Principal (000s)	Value

San Diego Gas & Electric Co.
3.00%, 08/15/21	$150	$160,846
Scottish Power Ltd.
5.38%, 03/15/15	25	26,679
South Carolina Electric & Gas Co.
6.63%, 02/01/32	100	134,368
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	25	26,387
Series 08-A
5.95%, 02/01/38	150	200,808
TECO Finance Inc.
6.57%, 11/01/17	175	213,075
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)[a]	50	51,624
4.75%, 01/15/15	100	105,427
Virginia Electric and Power Co.
8.88%, 11/15/38	150	259,159
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	175	207,053

		6,751,446
GAS — 4.38%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	25	32,473
Atmos Energy Corp.
8.50%, 03/15/19[a]	100	135,127
National Grid PLC
6.30%, 08/01/16	100	115,825
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	25	25,360
6.00%, 10/15/39	25	32,235
6.50%, 06/01/16[a]	100	116,392

		457,412
PIPELINES — 26.46%
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	100	115,398
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	25	25,510
El Paso Natural Gas Co.
5.95%, 04/15/17	75	87,212
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	150	161,200
Energy Transfer Partners LP
5.95%, 02/01/15	150	162,399
6.50%, 02/01/42 (Call 08/01/41)[a]	100	120,120

Security	Principal (000s)	Value

Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	$25	$26,074
4.45%, 02/15/43 (Call 08/15/42)[a]	150	152,200
5.20%, 09/01/20[a]	225	268,010
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)[a]	25	26,705
5.80%, 03/15/35[a]	250	290,277
Magellan Midstream Partners LP
4.25%, 02/01/21	100	111,906
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	75	91,437
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17	75	89,569
Plains All American Pipeline LP
5.00%, 02/01/21 (Call 11/01/20)	175	206,497
Southern Natural Gas Co. LLC
5.90%, 04/01/17[b]	125	145,336
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	50	50,797
5.67%, 08/15/14	100	106,144
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	50	50,617
TransCanada PipeLines Ltd.
7.63%, 01/15/39	175	258,457
Williams Companies Inc. (The)
7.88%, 09/01/21	50	64,653
Williams Partners LP
6.30%, 04/15/40	125	150,999

		2,761,517
WATER — 0.65%
American Water Capital Corp.
6.59%, 10/15/37[a]	50	68,166

		68,166

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,822,543)		10,216,376

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® UTILITIES SECTOR BOND FUND

April 30, 2013

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 5.19%

MONEY MARKET FUNDS — 5.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	401	$400,855
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	44	43,538
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	97	96,706

		541,099

TOTAL SHORT-TERM INVESTMENTS
(Cost: $541,099)		541,099

TOTAL INVESTMENTS IN SECURITIES — 103.07%
(Cost: $10,363,642)		10,757,475
Other Assets, Less Liabilities — (3.07)%		(319,957)

NET ASSETS — 100.00%		$10,437,518

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2013

	iShares Floating Rate Note Fund	iShares Aaa - A Rated Corporate Bond Fund	iShares Baa - Ba Rated Corporate Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,563,835,028	$387,846,056	$15,122,031
Affiliated (Note 2)	74,471,413	25,295,946	116,380

Total cost of investments	$1,638,306,441	$413,142,002	$15,238,411

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,566,880,869	$387,800,329	$15,711,340
Affiliated (Note 2)	74,468,762	25,294,933	116,380

Total fair value of investments	1,641,349,631	413,095,262	15,827,720
Cash	133,380	341	—
Receivables:
Investment securities sold	—	3,001,394	190,556
Interest	1,382,176	3,440,595	209,194

Total Assets	1,642,865,187	419,537,592	16,227,470

LIABILITIES
Payables:
Investment securities purchased	14,000,000	6,429,959	211,872
Collateral for securities on loan (Note 5)	56,046,655	15,989,607	—
Investment advisory fees (Note 2)	221,133	46,103	3,918

Total Liabilities	70,267,788	22,465,669	215,790

NET ASSETS	$1,572,597,399	$397,071,923	$16,011,680

Net assets consist of:
Paid-in capital	$1,568,827,963	$396,728,485	$15,324,834
Undistributed net investment income	492,880	629,304	47,311
Undistributed net realized gain (accumulated net realized loss)	233,366	(239,126)	50,226
Net unrealized appreciation (depreciation)	3,043,190	(46,740)	589,309

NET ASSETS	$1,572,597,399	$397,071,923	$16,011,680

Shares outstanding[b]	31,100,000	7,600,000	300,000

Net asset value per share	$50.57	$52.25	$53.37

[a]	Securities on loan with values of $54,598,854, $15,620,185 and $ —, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2013

	iShares B - Ca Rated Corporate Bond Fund	iShares Financials Sector Bond Fund	iShares Industrials Sector Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$9,846,571	$9,611,505	$14,647,883
Affiliated (Note 2)	183,980	881,904	959,851

Total cost of investments	$10,030,551	$10,493,409	$15,607,734

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$10,448,768	$10,240,791	$15,034,091
Affiliated (Note 2)	183,980	887,331	959,851

Total fair value of investments	10,632,748	11,128,122	15,993,942
Receivables:
Investment securities sold	311,137	52,437	220,384
Interest	203,664	114,101	163,971

Total Assets	11,147,549	11,294,660	16,378,297

LIABILITIES
Payables:
Investment securities purchased	452,385	79,392	178,236
Collateral for securities on loan (Note 5)	—	520,688	763,148
Investment advisory fees (Note 2)	4,777	2,625	3,785

Total Liabilities	457,162	602,705	945,169

NET ASSETS	$10,690,387	$10,691,955	$15,433,128

Net assets consist of:
Paid-in capital	$10,015,419	$10,016,377	$14,989,832
Undistributed net investment income	55,950	25,799	35,000
Undistributed net realized gain	16,821	15,066	22,088
Net unrealized appreciation	602,197	634,713	386,208

NET ASSETS	$10,690,387	$10,691,955	$15,433,128

Shares outstanding[b]	200,000	200,000	300,000

Net asset value per share	$53.45	$53.46	$51.44

[a]	Securities on loan with values of $ —, $509,057 and $749,675, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2013

iShares Utilities Sector Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$9,822,543
Affiliated (Note 2)	541,099

Total cost of investments	$10,363,642

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$10,216,376
Affiliated (Note 2)	541,099

Total fair value of investments	10,757,475
Receivables:
Investment securities sold	107,699
Interest	124,897

Total Assets	10,990,071

LIABILITIES
Payables:
Investment securities purchased	105,601
Collateral for securities on loan (Note 5)	444,393
Investment advisory fees (Note 2)	2,559

Total Liabilities	552,553

NET ASSETS	$10,437,518

Net assets consist of:
Paid-in capital	$10,016,745
Undistributed net investment income	27,434
Accumulated net realized loss	(494)
Net unrealized appreciation	393,833

NET ASSETS	$10,437,518

Shares outstanding[b]	200,000

Net asset value per share	$52.19

[a]	Securities on loan with a value of $434,157. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2013

	iShares Floating Rate Note Fund	iShares Aaa - A Rated Corporate Bond Fund	iShares Baa - Ba Rated Corporate Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$2,897,895	$3,544,596	$305,156
Interest — affiliated (Note 2)	9,448	18,956	63
Securities lending income — affiliated (Note 2)	28,973	15,494	—

Total investment income	2,936,316	3,579,046	305,219

EXPENSES
Investment advisory fees (Note 2)	682,746	248,152	23,465

Total expenses	682,746	248,152	23,465

Net investment income	2,253,570	3,330,894	281,754

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	46,795	(258,655)	33,898
In-kind redemptions — unaffiliated	218,901	—	—

Net realized gain (loss)	265,696	(258,655)	33,898

Net change in unrealized appreciation/depreciation	604,005	(31,410)	83,824

Net realized and unrealized gain (loss)	869,701	(290,065)	117,722

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,123,271	$3,040,829	$399,476

See notes to financial statements.

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2013

	iShares B - Ca Rated Corporate Bond Fund	iShares Financials Sector Bond Fund	iShares Industrials Sector Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$384,957	$167,966	$231,569
Interest — affiliated (Note 2)	29	2,027	41
Securities lending income — affiliated (Note 2)	—	777	792

Total investment income	384,986	170,770	232,402

EXPENSES
Investment advisory fees (Note 2)	28,551	15,731	22,771

Total expenses	28,551	15,731	22,771

Net investment income	356,435	155,039	209,631

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	34,055	15,066	3,738

Net realized gain	34,055	15,066	3,738

Net change in unrealized appreciation/depreciation	344,648	119,019	(177,680)

Net realized and unrealized gain (loss)	378,703	134,085	(173,942)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$735,138	$289,124	$35,689

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2013

iShares Utilities Sector Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$176,448
Interest — affiliated (Note 2)	13
Securities lending income — affiliated (Note 2)	341

Total investment income	176,802

EXPENSES
Investment advisory fees (Note 2)	15,310

Total expenses	15,310

Net investment income	161,492

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	432

Net realized gain	432

Net change in unrealized appreciation/depreciation	(38,200)

Net realized and unrealized loss	(37,768)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$123,724

See notes to financial statements.

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Floating Rate Note Fund		iShares Aaa - A Rated Corporate Bond Fund
	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012	Six months ended April 30, 2013 (Unaudited)	Period from February 14, 2012[a] to October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,253,570	$1,697,250	$3,330,894	$570,133
Net realized gain (loss)	265,696	12,109	(258,655)	19,529
Net change in unrealized appreciation/depreciation	604,005	3,102,111	(31,410)	(15,330)

Net increase in net assets resulting from operations	3,123,271	4,811,470	3,040,829	574,332

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,042,939)	(1,458,368)	(3,051,403)	(220,320)

Total distributions to shareholders	(2,042,939)	(1,458,368)	(3,051,403)	(220,320)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,239,091,606	300,127,705	93,683,386	303,045,099
Cost of shares redeemed	(30,191,438)	—	—	—

Net increase in net assets from capital share transactions	1,208,900,168	300,127,705	93,683,386	303,045,099

INCREASE IN NET ASSETS	1,209,980,500	303,480,807	93,672,812	303,399,111

NET ASSETS
Beginning of period	362,616,899	59,136,092	303,399,111	—

End of period	$1,572,597,399	$362,616,899	$397,071,923	$303,399,111

Undistributed net investment income included in net assets at end of period	$492,880	$282,249	$629,304	$349,813

SHARES ISSUED AND REDEEMED
Shares sold	24,500,000	6,000,000	1,800,000	5,800,000
Shares redeemed	(600,000)	—	—	—

Net increase in shares outstanding	23,900,000	6,000,000	1,800,000	5,800,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Baa - Ba Rated Corporate Bond Fund		iShares B - Ca Rated Corporate Bond Fund
	Six months ended April 30, 2013 (Unaudited)	Period from April 24, 2012[a] to October 31, 2012	Six months ended April 30, 2013 (Unaudited)	Period from April 24, 2012[a] to October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$281,754	$201,573	$356,435	$377,091
Net realized gain (loss)	33,898	16,328	34,055	(17,234)
Net change in unrealized appreciation/depreciation	83,824	505,485	344,648	257,549

Net increase in net assets resulting from operations	399,476	723,386	735,138	617,406

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(267,258)	(168,758)	(366,062)	(311,514)

Total distributions to shareholders	(267,258)	(168,758)	(366,062)	(311,514)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	15,324,834	—	10,015,419

Net increase in net assets from capital share transactions	—	15,324,834	—	10,015,419

INCREASE IN NET ASSETS	132,218	15,879,462	369,076	10,321,311

NET ASSETS
Beginning of period	15,879,462	—	10,321,311	—

End of period	$16,011,680	$15,879,462	$10,690,387	$10,321,311

Undistributed net investment income included in net assets at end of period	$47,311	$32,815	$55,950	$65,577

SHARES ISSUED
Shares sold	—	300,000	—	200,000

Net increase in shares outstanding	—	300,000	—	200,000

[a]	Commencement of operations.

See notes to financial statements.

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Financials Sector Bond Fund		iShares Industrials Sector Bond Fund
	Six months ended April 30, 2013 (Unaudited)	Period from February 14, 2012[a] to October 31, 2012	Six months ended April 30, 2013 (Unaudited)	Period from February 14, 2012[a] to October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$155,039	$217,282	$209,631	$260,345
Net realized gain	15,066	52,804	3,738	18,350
Net change in unrealized appreciation/depreciation	119,019	515,694	(177,680)	563,888

Net increase in net assets resulting from operations	289,124	785,780	35,689	842,583

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(155,514)	(191,008)	(206,732)	(228,244)
From net realized gain	(52,804)	—	—	—

Total distributions to shareholders	(208,318)	(191,008)	(206,732)	(228,244)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	10,016,377	—	14,989,832

Net increase in net assets from capital share transactions	—	10,016,377	—	14,989,832

INCREASE (DECREASE) IN NET ASSETS	80,806	10,611,149	(171,043)	15,604,171

NET ASSETS
Beginning of period	10,611,149	—	15,604,171	—

End of period	$10,691,955	$10,611,149	$15,433,128	$15,604,171

Undistributed net investment income included in net assets at end of period	$25,799	$26,274	$35,000	$32,101

SHARES ISSUED
Shares sold	—	200,000	—	300,000

Net increase in shares outstanding	—	200,000	—	300,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Utilities Sector Bond Fund
	Six months ended April 30, 2013 (Unaudited)	Period from February 14, 2012[a] to October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$161,492	$221,712
Net realized gain (loss)	432	(926)
Net change in unrealized appreciation/depreciation	(38,200)	432,033

Net increase in net assets resulting from operations	123,724	652,819

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(161,274)	(194,496)

Total distributions to shareholders	(161,274)	(194,496)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	10,016,745

Net increase in net assets from capital share transactions	—	10,016,745

INCREASE (DECREASE) IN NET ASSETS	(37,550)	10,475,068

NET ASSETS
Beginning of period	10,475,068	—

End of period	$10,437,518	$10,475,068

Undistributed net investment income included in net assets at end of period	$27,434	$27,216

SHARES ISSUED
Shares sold	—	200,000

Net increase in shares outstanding	—	200,000

[a]	Commencement of operations.

See notes to financial statements.

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Floating Rate Note Fund
	Six months ended Apr. 30, 2013 (Unaudited)	Year ended Oct. 31, 2012	Period from Jun. 14, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$50.36	$49.28	$50.01

Income from investment operations:
Net investment income[b]	0.17	0.55	0.13
Net realized and unrealized gain (loss)[c]	0.24	1.03	(0.79)

Total from investment operations	0.41	1.58	(0.66)

Less distributions from:
Net investment income	(0.20)	(0.50)	(0.07)

Total distributions	(0.20)	(0.50)	(0.07)

Net asset value, end of period	$50.57	$50.36	$49.28

Total return	0.81%[d]	3.23%	(1.31)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,572,597	$362,617	$59,136
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	0.66%	1.09%	0.70%
Portfolio turnover rate[f]	3%	20%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Aaa - A Rated Corporate Bond Fund

	Six months ended Apr. 30, 2013 (Unaudited)	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$52.31	$50.07

Income from investment operations:
Net investment income[b]	0.52	0.67
Net realized and unrealized gain (loss)[c]	(0.10)	2.36

Total from investment operations	0.42	3.03

Less distributions from:
Net investment income	(0.48)	(0.79)

Total distributions	(0.48)	(0.79)

Net asset value, end of period	$52.25	$52.31

Total return	0.82%[d]	6.11%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$397,072	$303,399
Ratio of expenses to average net assets[e]	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.01%	1.83%
Portfolio turnover rate[f]	7%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Baa - Ba Rated Corporate Bond Fund

	Six months ended Apr. 30, 2013 (Unaudited)	Period from Apr. 24, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$52.93	$50.00

Income from investment operations:
Net investment income[b]	0.94	0.99
Net realized and unrealized gain[c]	0.39	2.78

Total from investment operations	1.33	3.77

Less distributions from:
Net investment income	(0.89)	(0.84)

Total distributions	(0.89)	(0.84)

Net asset value, end of period	$53.37	$52.93

Total return	2.54%[d]	7.64%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$16,012	$15,879
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	3.60%	3.74%
Portfolio turnover rate[f]	10%	14%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares B - Ca Rated Corporate Bond Fund

	Six months ended Apr. 30, 2013 (Unaudited)	Period from Apr. 24, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$51.61	$50.00

Income from investment operations:
Net investment income[b]	1.78	1.89
Net realized and unrealized gain[c]	1.89	1.28

Total from investment operations	3.67	3.17

Less distributions from:
Net investment income	(1.83)	(1.56)

Total distributions	(1.83)	(1.56)

Net asset value, end of period	$53.45	$51.61

Total return	7.28%[d]	6.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,690	$10,321
Ratio of expenses to average net assets[e]	0.55%	0.55%
Ratio of net investment income to average net assets[e]	6.87%	7.18%
Portfolio turnover rate[f]	22%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Financials Sector Bond Fund

	Six months ended Apr. 30, 2013 (Unaudited)	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$53.06	$50.07

Income from investment operations:
Net investment income[b]	0.78	1.09
Net realized and unrealized gain[c]	0.66	2.86

Total from investment operations	1.44	3.95

Less distributions from:
Net investment income	(0.78)	(0.96)
Net realized gain	(0.26)	—

Total distributions	(1.04)	(0.96)

Net asset value, end of period	$53.46	$53.06

Total return	2.76%[d]	7.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,692	$10,611
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.96%	3.00%
Portfolio turnover rate[f]	5%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Industrials Sector Bond Fund

	Six months ended Apr. 30, 2013 (Unaudited)	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$52.01	$50.03

Income from investment operations:
Net investment income[b]	0.70	0.99
Net realized and unrealized gain (loss)[c]	(0.58)	1.85

Total from investment operations	0.12	2.84

Less distributions from:
Net investment income	(0.69)	(0.86)

Total distributions	(0.69)	(0.86)

Net asset value, end of period	$51.44	$52.01

Total return	0.25%[d]	5.76%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,433	$15,604
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.76%	2.76%
Portfolio turnover rate[f]	9%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Utilities Sector Bond Fund

	Six months ended Apr. 30, 2013 (Unaudited)	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$52.38	$50.07

Income from investment operations:
Net investment income[b]	0.81	1.11
Net realized and unrealized gain (loss)[c]	(0.19)	2.17

Total from investment operations	0.62	3.28

Less distributions from:
Net investment income	(0.81)	(0.97)

Total distributions	(0.81)	(0.97)

Net asset value, end of period	$52.19	$52.38

Total return	1.21%[d]	6.64%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,438	$10,475
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	3.16%	3.08%
Portfolio turnover rate[f]	8%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Fund	Diversification Classification
Floating Rate Note	Non-diversified
Aaa - A Rated Corporate Bond	Non-diversified
Baa - Ba Rated Corporate Bond	Non-diversified
B - Ca Rated Corporate Bond	Non-diversified
Financials Sector Bond	Non-diversified
Industrials Sector Bond	Non-diversified
Utilities Sector Bond	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

74	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Floating Rate Note
Assets:
Corporate Bonds & Notes	$—	$1,473,315,424	$—	$1,473,315,424
Foreign Agency Obligations	—	98,824,717	—	98,824,717
Money Market Funds	69,209,490	—	—	69,209,490

	$69,209,490	$1,572,140,141	$—	$1,641,349,631

Aaa - A Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$390,170,101	$—	$390,170,101
Money Market Funds	22,925,161	—	—	22,925,161

	$22,925,161	$390,170,101	$—	$413,095,262

Baa - Ba Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$15,711,340	$—	$15,711,340
Money Market Funds	116,380	—	—	116,380

	$116,380	$15,711,340	$—	$15,827,720

B - Ca Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$10,448,768	$—	$10,448,768
Money Market Funds	183,980	—	—	183,980

	$183,980	$10,448,768	$—	$10,632,748

Financials Sector Bond
Assets:
Corporate Bonds & Notes	$—	$10,451,401	$—	$10,451,401
Money Market Funds	676,721	—	—	676,721

	$676,721	$10,451,401	$—	$11,128,122

76	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Industrials Sector Bond
Assets:
Corporate Bonds & Notes	$—	$15,034,091	$—	$15,034,091
Money Market Funds	959,851	—	—	959,851

	$959,851	$15,034,091	$—	$15,993,942

Utilities Sector Bond
Assets:
Corporate Bonds & Notes	$—	$10,216,376	$—	$10,216,376
Money Market Funds	541,099	—	—	541,099

	$541,099	$10,216,376	$—	$10,757,475

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Fund	Investment Advisory Fee
Floating Rate Note	0.20%
Aaa - A Rated Corporate Bond	0.15
Baa - Ba Rated Corporate Bond	0.30
B - Ca Rated Corporate Bond	0.55
Financials Sector Bond	0.30
Industrials Sector Bond	0.30
Utilities Sector Bond	0.30

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended April 30, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares Fund	Securities Lending Agent Fees
Floating Rate Note	$15,601
Aaa - A Rated Corporate Bond	8,343
Financials Sector Bond	418
Industrials Sector Bond	426
Utilities Sector Bond	184

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

78	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Fund and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Floating Rate Note
PNC Funding Corp.
0.48%, 01/31/14	$255	$5,000	$—	$5,255	$5,259,272	$3,290	$—

Aaa - A Rated Corporate Bond
PNC Bank N.A.
2.70%, 11/01/22	$—	$250	$—	$250	$246,757	$2,403	$—
2.95%, 01/30/23	—	400	—	400	403,120	2,934	—
PNC Funding Corp.
2.70%, 09/19/16	150	—	—	150	157,957	1,473	—
3.63%, 02/08/15	700	—	—	700	735,134	2,515	—
5.13%, 02/08/20	700	—	—	700	826,804	8,647	—

					$2,369,772	$17,972	$—

Financials Sector Bond
PNC Funding Corp.
2.70%, 09/19/16	$200	$—	$—	$200	$210,610	$1,965	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2013 were as follows:

iShares Fund	Purchases	Sales
Floating Rate Note	$959,719,025	$18,548,276
Aaa - A Rated Corporate Bond	95,921,409	22,296,715
Baa - Ba Rated Corporate Bond	1,732,381	1,512,684
B - Ca Rated Corporate Bond	2,275,400	2,300,676
Financials Sector Bond	739,578	545,969
Industrials Sector Bond	1,398,168	1,482,889
Utilities Sector Bond	853,496	856,254

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended April 30, 2013 were as follows:

iShares Fund	In-kind Purchases	In-kind Sales
Floating Rate Note	$—	$28,009,563
Aaa - A Rated Corporate Bond	19,859,140	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of April 30, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of April 30, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

80	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2012, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares Fund	Non- Expiring
Floating Rate Note	$18,548
B - Ca Rated Corporate Bond	17,234
Utilities Sector Bond	904

As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Floating Rate Note	$1,638,320,223	$3,427,082	$(397,674)	$3,029,408
Aaa - A Rated Corporate Bond	413,142,002	2,826,643	(2,873,383)	(46,740)
Baa - Ba Rated Corporate Bond	15,238,411	621,728	(32,419)	589,309
B - Ca Rated Corporate Bond	10,030,551	660,702	(58,505)	602,197
Financials Sector Bond	10,493,409	635,949	(1,236)	634,713
Industrials Sector Bond	15,607,737	409,361	(23,156)	386,205
Utilities Sector Bond	10,363,664	406,760	(12,949)	393,811

Management has reviewed the tax positions as of April 30, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	81

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Floating Rate Note	$0.19413	$—	$0.00288	$0.19701	99%	—%	1%		100%
Aaa - A Rated Corporate Bond	0.47842	—	0.00127	0.47969	100	—	0	[a]	100
Baa - Ba Rated Corporate Bond	0.88986	—	0.00100	0.89086	100	—	0	[a]	100
Financials Sector Bond	0.77722	0.26402	0.00035	1.04159	75	25	0	[a]	100
Industrials Sector Bond	0.68891	—	0.00020	0.68911	100	—	0	[a]	100

[a]	Rounds to less than 1%.

82	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-104-0413

APRIL 30, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Barclays CMBS Bond Fund | CMBS | NYSE Arca
➢	iShares Barclays GNMA Bond Fund | GNMA | NASDAQ
➢	iShares Barclays U.S. Treasury Bond Fund | GOVT | NYSE Arca

Fund Performance Overview

iSHARES® BARCLAYS CMBS BOND FUND

Performance as of April 30, 2013

The iShares Barclays CMBS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. CMBS (ERISA Only) Index (the “Index”). The Index measures the performance of ERISA eligible investment-grade commercial mortgage-backed securities (CMBS), which are classes of securities (known as “certificates”) that represent interests in “pools” of commercial mortgages. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 1.57%, net of fees, while the total return for the Index was 1.69%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.17%	6.19%	6.55%	6.17%	6.19%	6.55%
Since Inception	6.11%	6.44%	6.78%	7.43%	7.83%	8.26%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,015.70	$1.25	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

BOND CREDIT QUALITY

As of 4/30/13

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	50.42%
Aa1	0.95
Aa2	2.93
Aa3	7.68
A1	7.11
A2	0.88
A3	2.02
Baa1	2.14
Baa2	2.01
Baa3	0.81
Not Rated	23.05

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

GS Mortgage Securities Corp. II, 5.79%, 08/10/45	1.84%
GMAC Commercial Mortgage Securities Inc., 5.30%, 08/10/38	1.63
LB-UBS Commercial Mortgage Trust, 6.06%, 06/15/38	1.54
J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.87%, 04/15/45	1.45
Morgan Stanley Capital I Inc., 4.99%, 08/13/42	1.38

TOTAL	7.84%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® BARCLAYS GNMA BOND FUND

Performance as of April 30, 2013

The iShares Barclays GNMA Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. GNMA Bond Index (the “Index”). The Index is a market capitalization-weighted index that measures the performance of mortgage-backed pass-through securities issued by the Government National Mortgage Association (GNMA). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 0.22%, net of fees, while the total return for the Index was 0.56%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.07%	0.67%	1.83%	1.07%	0.67%	1.83%
Since Inception	1.18%	1.16%	1.90%	1.43%	1.40%	2.31%
The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.20	$0.74	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 4/30/13

Issuer / Investment Type	Percentage of Net Assets

Government National Mortgage Association	99.54%
Short-Term and Other Net Assets	0.46

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

Government National Mortgage Association, 4.50%, 05/01/43	17.88%
Government National Mortgage Association, 4.00%, 09/20/42	7.67
Government National Mortgage Association, 3.00%, 05/01/43	7.02
Government National Mortgage Association, 3.50%, 09/20/42	6.99
Government National Mortgage Association, 5.00%, 05/01/43	6.86

TOTAL	46.42%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® BARCLAYS U.S. TREASURY BOND FUND

Performance as of April 30, 2013

The iShares Barclays U.S. Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Treasury Bond Index (the “Index”). The Index is a market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 0.70%, net of fees, while the total return for the Index was 0.79%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.47%	2.55%	2.56%	2.47%	2.55%	2.56%
Since Inception	2.23%	2.29%	2.34%	2.70%	2.78%	2.84%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,007.00	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 4/30/13

Maturity	Percentage of Total Investments*

1-5 Years	59.70%
5-10 Years	26.30
10-15 Years	2.64
15-20 Years	1.39
More than 20 Years	9.97

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

U.S. Treasury Notes, 2.38%, 10/31/14	11.18%
U.S. Treasury Notes, 1.38%, 11/30/18	10.13
U.S. Treasury Notes, 4.50%, 02/15/16	8.54
U.S. Treasury Notes, 3.25%, 03/31/17	7.41
U.S. Treasury Notes, 0.88%, 11/30/16	5.78

TOTAL	43.04%

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2012 and held through April 30, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS CMBS BOND FUND

April 30, 2013

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 99.03%

MORTGAGE-BACKED SECURITIES — 99.03%
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2005-4, Class A5A
4.93%, 07/10/45	$650	$702,993
Series 2005-6, Class A4
5.19%, 09/10/47[a]	335	368,095
Series 2006-2, Class A4
5.92%, 05/10/45[a]	600	677,914
Series 2006-2, Class AAB
5.71%, 05/10/45[a]	96	98,807
Series 2006-5, Class A4
5.41%, 09/10/47	600	675,173
Series 2006-5, Class AM
5.45%, 09/10/47	250	280,833
Series 2007-1, Class A4
5.45%, 01/15/49	650	738,809
Series 2007-2, Class A4
5.61%, 04/10/49[a]	700	810,489
Series 2007-2, Class AAB
5.56%, 04/10/49[a]	231	248,084
Series 2007-3, Class A4
5.80%, 06/10/49[a]	550	632,383
Series 2008-1, Class A4
6.19%, 02/10/51[a]	130	156,172
Series 2008-LS1, Class A4B
6.01%, 12/10/49[a]	500	589,315
Bear Stearns Commercial Mortgage Securities Inc.
Series 2004-PWR6, Class A6
4.83%, 11/11/41	750	789,028
Series 2005-PW10, Class AM
5.45%, 12/11/40[a]	240	265,469
Series 2005-PWR8, Class A4
4.67%, 06/11/41	200	212,517
Series 2005-PWR9, Class A4A
4.87%, 09/11/42	650	701,584
Series 2005-T20, Class A4A
5.30%, 10/12/42[a]	400	436,488
Series 2006-PW13, Class A4
5.54%, 09/11/41	400	453,092

Security	Principal (000s)	Value

Series 2006-T22, Class A4
5.58%, 04/12/38[a]	$450	$500,955
Series 2007-PW17, Class A4
5.69%, 06/11/50[a]	550	644,235
Series 2007-PW18, Class AM
6.08%, 06/11/50[a]	400	475,080
Series 2007-T28, Class AJ
5.96%, 09/11/42 (Call 10/07/17)[a]	140	146,034
CFCRE Commercial Mortgage Trust Series 2011-C2, Class A2
3.06%, 12/15/47	145	153,938
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A3B
5.70%, 12/10/49[a]	200	228,187
Series 2007-C6, Class A4
5.70%, 12/10/49[a]	300	351,341
Series 2007-C6, Class ASB
5.70%, 12/10/49[a]	114	122,616
Series 2008-C7, Class A4
6.06%, 12/10/49[a]	200	238,543
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class A4
5.22%, 07/15/44[a]	500	546,662
Series 2005-CD1, Class AJ
5.22%, 07/15/44[a]	230	249,495
Series 2006-CD2, Class AM
5.35%, 01/15/46 (Call 01/11/18)[a]	525	570,972
Series 2006-CD3, Class A5
5.62%, 10/15/48	700	791,210
Series 2007-CD, Class A4
5.32%, 12/11/49	650	740,437
COMM Mortgage Trust
Series 2004-LB3A, Class B
5.35%, 07/10/37[a]	500	525,022
Series 2007-C9, Class A4
5.80%, 12/10/49[a]	650	766,940
Series 2012-CR1, Class A1
1.12%, 05/15/45	334	337,107
Series 2012-CR2, Class A4
3.15%, 08/15/45	300	314,349
Series 2012-CR2, Class ASB
2.75%, 08/15/45	250	259,369

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CMBS BOND FUND

April 30, 2013

Security	Principal (000s)	Value

Series 2012-CR3, Class A3
2.82%, 11/15/45	$150	$153,716
Series 2012-CR4, Class A2
1.80%, 10/15/45	165	169,236
Series 2012-LC4, Class AM
4.06%, 12/10/44	125	138,793
Series 2013-CR6, Class A2
2.12%, 03/10/46	300	311,068
Series 2013-LC6, Class A4
2.94%, 01/10/46	300	310,729
Series 2013-LC6, Class AM
3.28%, 01/10/46	100	103,231
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class A4
4.83%, 11/15/37	340	357,383
Series 2005-C1, Class A4
5.01%, 02/15/38[a]	436	463,613
Series 2005-C3, Class A3
4.65%, 07/15/37	115	118,155
Series 2005-C6, Class AM
5.23%, 12/15/40[a]	375	417,556
Credit Suisse Mortgage Capital Certificates
Series 2006-C1, Class A3
5.40%, 02/15/39[a]	343	347,091
Series 2006-C2, Class A3
5.65%, 03/15/39[a]	650	724,141
Series 2006-C4, Class A3
5.47%, 09/15/39	390	436,885
Series 2006-C4, Class AM
5.51%, 09/15/39	300	332,786
Series 2006-C5, Class A3
5.31%, 12/15/39	375	421,415
Series 2007-C3, Class A4
5.68%, 06/15/39[a]	345	397,133
DBUBS Mortgage Trust
Series 2011-LC3A, Class A2
3.64%, 08/10/44	150	162,296
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class AM
5.31%, 11/10/45[a]	150	164,732

Security	Principal (000s)	Value

Series 2007-C1, Class A4
5.54%, 12/10/49	$310	$353,407
GMAC Commercial Mortgage Securities Inc.
Series 2004-C2, Class A4
5.30%, 08/10/38 (Call 08/01/14)[a]	983	1,019,613
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A5
5.22%, 04/10/37[a]	300	327,541
Series 2006-GG7, Class A4
5.87%, 07/10/38[a]	360	406,658
Series 2007-GG11, Class A4
5.74%, 12/10/49	700	814,881
Series 2007-GG9, Class A4
5.44%, 03/10/39	450	513,435
Series 2007-GG9, Class AM
5.48%, 03/10/39	200	223,655
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.40%, 08/10/38[a]	350	363,846
Series 2006-GG8, Class A4
5.56%, 11/10/39	340	386,599
Series 2007-GG10, Class A4
5.79%, 08/10/45[a]	1,000	1,151,565
Series 2012-GC6, Class A3
3.48%, 01/10/45	400	433,704
Series 2012-GC6, Class AAB
3.31%, 01/10/45	150	161,819
Series 2012-GCJ7, Class A4
3.38%, 05/10/45	350	375,472
Series 2012-GCJ9, Class A3
2.77%, 11/10/45	355	360,966
GS Mortgage Securities Trust
Series 2006-GG8, Class AM
5.59%, 11/10/39	300	342,096
Series 2011-GC5, Class A2
3.00%, 08/10/44	245	259,987
Series 2011-GC5, Class A3
3.82%, 08/10/44	100	111,702
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-LN2, Class A2
5.12%, 07/15/41	550	572,643

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CMBS BOND FUND

April 30, 2013

Security	Principal (000s)	Value

Series 2005-CB13, Class A4
5.30%, 01/12/43[a]	$200	$218,395
Series 2005-LDP3, Class AJ
5.00%, 08/15/42 [a]	500	542,078
Series 2005-LDP4, Class A4
4.92%, 10/15/42[a]	250	271,087
Series 2005-LDP4, Class AM
5.00%, 10/15/42[a]	210	228,689
Series 2005-LDP5, Class A4
5.20%, 12/15/44[a]	350	383,566
Series 2006-CB16, Class AM
5.59%, 05/12/45	150	168,797
Series 2006-CB17, Class A4
5.43%, 12/12/43	400	448,697
Series 2006-LDP7, Class A4
5.87%, 04/15/45[a]	800	907,427
Series 2006-LDP8, Class A4
5.40%, 05/15/45	330	374,936
Series 2006-LDP9, Class A3
5.34%, 05/15/47	300	338,391
Series 2006-LDP9, Class AM
5.37%, 05/15/47	250	275,286
Series 2007-CB18, Class A4
5.44%, 06/12/47	450	513,616
Series 2007-CB19, Class A3
5.71%, 02/12/49[a]	467	478,250
Series 2007-CB19, Class A4
5.71%, 02/12/49[a]	400	463,117
Series 2007-CB20, Class A3
5.82%, 02/12/51	200	206,488
Series 2007-LD11, Class A4
5.81%, 06/15/49[a]	305	353,093
Series 2007-LD12, Class A3
5.93%, 02/15/51[a]	280	292,546
Series 2007-LDPX, Class A3
5.42%, 01/15/49	205	234,605
Series 2011-C5, Class A3
4.17%, 08/15/46	250	283,507
Series 2012-CBX, Class AS
4.27%, 06/15/45	250	277,846
Series 2013-C10, Class A5
3.14%, 12/15/47	250	259,082

Security	Principal (000s)	Value

Series 2013-C10, Class B
3.67%, 12/15/47[a]	$100	$103,032
LB Commercial Conduit Mortgage Trust
Series 2007-C3, Class A4
6.09%, 07/15/44[a]	650	762,145
LB-UBS Commercial Mortgage Trust
Series 2005-C3, Class AJ
4.84%, 07/15/40	300	318,959
Series 2005-C5, Class A4
4.95%, 09/15/30	579	623,729
Series 2005-C7, Class AM
5.26%, 11/15/40[a]	460	507,121
Series 2006-C1, Class A4
5.16%, 02/15/31	600	660,786
Series 2006-C4, Class A4
6.06%, 06/15/38[a]	845	962,896
Series 2006-C6, Class A4
5.37%, 09/15/39	700	793,217
Series 2006-C6, Class AAB
5.34%, 09/15/39	172	181,563
Series 2006-C7, Class AM
5.38%, 11/15/38	250	281,472
Series 2007-C1, Class A4
5.42%, 02/15/40	400	457,803
Series 2007-C2, Class A3
5.43%, 02/15/40	450	510,308
Series 2007-C2, Class AAB
5.35%, 02/15/40	324	337,503
Series 2007-C6, Class AM
6.11%, 07/15/40[a]	320	372,111
Series 2007-C7, Class A3
5.87%, 09/15/45[a]	337	388,783
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.27%, 11/12/37[a]	481	522,622
Series 2005-CKI1, Class AJ
5.27%, 11/12/37[a]	275	297,082
Series 2005-LC1, Class A4
5.29%, 01/12/44[a]	734	801,073
Series 2008-C1, Class A4
5.69%, 02/12/51	125	146,184

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CMBS BOND FUND

April 30, 2013

Security	Principal (000s)	Value

Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3
5.17%, 12/12/49[a]	$700	$786,028
Series 2006-4, Class AM
5.20%, 12/12/49[a]	190	214,329
ML-CFC Commercial Mortgage Trust
Series 2007-9, Class AM
5.86%, 09/12/49[a]	250	287,249
Morgan Stanley Capital I Inc.
Series 2005-HQ6, Class A4A
4.99%, 08/13/42	800	860,529
Series 2005-HQ6, Class AJ
5.07%, 08/13/42[a]	275	289,401
Series 2005-IQ9, Class A5
4.70%, 07/15/56	250	262,668
Series 2006-HQ9, Class A4
5.73%, 07/12/44[a]	636	717,059
Series 2006-HQ9, Class AJ
5.79%, 07/12/44[a]	300	335,903
Series 2006-IQ11, Class A4
5.68%, 10/15/42[a]	330	366,711
Series 2006-T23, Class A4
5.82%, 08/12/41[a]	325	370,632
Series 2007-IQ14, Class A2
5.61%, 04/15/49	212	215,085
Series 2007-IQ16, Class A4
5.81%, 12/12/49	650	761,722
Series 2007-IQ16, Class AM
6.10%, 12/12/49[a]	200	237,228
Series 2007-T25, Class A3
5.51%, 11/12/49[a]	240	273,736
Series 2011-C3, Class A3
4.05%, 07/15/49	250	281,637
Series 2012-C4, Class A2
2.11%, 03/15/45	500	517,946
Morgan Stanley Capital I Trust
Series 2005-IQ10, Class A4A
5.23%, 09/15/42[a]	556	600,995
Series 2005-IQ10, Class AJ
5.24%, 09/15/42[a]	500	543,432

Security	Principal (000s)	Value

Morgan Stanley/Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4
3.18%, 08/15/45 (Call 07/11/22)	$250	$263,469
Series 2013-C7, Class A4
2.92%, 02/15/46 (Call 01/11/23)	200	205,132
Series 2013-C7, Class AAB
2.47%, 02/15/46	150	154,116
Series 2013-C8, Class A2
1.69%, 12/15/48	200	205,112
UBS Commercial Mortgage Trust
Series 2012-C1, Class A3
3.40%, 05/10/45	250	267,940
Series 2012-C1, Class B
4.82%, 05/10/45	150	169,266
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.09%, 08/10/49	150	155,851
Series 2013-C5, Class A4
3.18%, 03/10/46	300	312,613
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class A3
3.60%, 01/10/45	115	124,589
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class A4
4.94%, 04/15/42	345	367,797
Series 2005-C22, Class A4
5.28%, 12/15/44[a]	500	549,002
Series 2006-C23, Class A4
5.42%, 01/15/45[a]	522	574,251
Series 2006-C25, Class A5
5.73%, 05/15/43[a]	425	482,328
Series 2006-C27, Class AM
5.80%, 07/15/45[a]	400	452,030
Series 2006-C28, Class AM
5.60%, 10/15/48[a]	180	203,031
Series 2007-C30, Class A5
5.34%, 12/15/43	725	827,412
Series 2007-C32, Class A3
5.73%, 06/15/49[a]	350	404,971

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CMBS BOND FUND

April 30, 2013

Security	Principal or Shares (000s)	Value

Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A2
1.84%, 10/15/45	$200	$204,707
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A1
0.73%, 12/15/45	122	122,039
Series 2012-C10, Class A3
2.88%, 12/15/45	200	204,942
Series 2012-C7, Class B
4.78%, 06/15/45[a]	200	227,018
Series 2012-C9, Class A3
2.87%, 11/15/45	200	204,911
Series 2012-C9, Class C
4.54%, 11/15/45[a]	150	158,910

		61,820,900

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $60,312,363)		61,820,900

SHORT-TERM INVESTMENTS — 1.21%

MONEY MARKET FUNDS — 1.21%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]	754	754,122

		754,122

TOTAL SHORT-TERM INVESTMENTS
(Cost: $754,122)		754,122

TOTAL INVESTMENTS IN SECURITIES — 100.24%
(Cost: $61,066,485)		62,575,022
Other Assets, Less Liabilities — (0.24)%		(150,115)

NET ASSETS — 100.00%		$62,424,907

[a]	Variable rate security. Rate shown is as of report date.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS GNMA BOND FUND

April 30, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.54%

MORTGAGE-BACKED SECURITIES — 99.54%
Government National Mortgage Association
2.50%, 01/15/28	$25	$26,000
2.50%, 02/20/28	49	51,872
2.50%, 05/01/43[a]	60	61,134
3.00%, 07/15/27	50	53,653
3.00%, 09/15/27	50	52,753
3.00%, 12/20/27	196	208,402
3.00%, 09/15/42	25	26,224
3.00%, 10/15/42	45	48,344
3.00%, 12/15/42	192	205,050
3.00%, 12/20/42	990	1,054,416
3.00%, 01/15/43	107	114,456
3.00%, 05/01/43[a]	1,652	1,755,792
3.50%, 02/15/26	40	42,552
3.50%, 11/15/26	24	25,559
3.50%, 02/20/27	72	76,826
3.50%, 08/15/42	81	88,856
3.50%, 09/15/42	113	124,033
3.50%, 09/20/42	1,608	1,746,014
3.50%, 10/15/42	39	43,017
3.50%, 10/20/42	941	1,021,416
3.50%, 11/20/42	386	419,000
3.50%, 01/15/43	496	542,353
3.50%, 04/20/43	796	864,193
3.50%, 05/01/43[a]	269	292,007
4.00%, 03/20/26	28	30,705
4.00%, 07/20/26	24	26,140
4.00%, 02/15/41	45	50,062
4.00%, 03/15/41	51	56,658
4.00%, 04/15/41	219	244,454
4.00%, 05/15/41	41	45,198
4.00%, 12/15/41	70	78,466
4.00%, 01/15/42	38	42,227
4.00%, 02/15/42	142	157,745
4.00%, 03/15/42	271	302,888
4.00%, 05/15/42	54	59,788
4.00%, 08/15/42	72	80,566
4.00%, 09/20/42	1,761	1,916,761
4.00%, 05/01/43[a]	839	914,580

Security	Principal or Shares (000s)	Value

4.50%, 04/15/24	$49	$53,488
4.50%, 07/20/24	29	31,326
4.50%, 07/15/40	527	577,633
4.50%, 08/15/40	497	544,592
4.50%, 05/01/43[a]	4,087	4,468,100
5.00%, 07/15/39	255	278,726
5.00%, 07/20/42	1,357	1,492,802
5.00%, 05/01/43[a]	1,567	1,713,431
5.50%, 10/15/38	231	252,278
5.50%, 05/01/43[a]	1,011	1,102,780
6.00%, 09/20/38	249	276,832
6.00%, 05/01/43[a]	1,014	1,136,737

		24,878,885

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $24,788,623)		24,878,885

SHORT-TERM INVESTMENTS — 46.02%

MONEY MARKET FUNDS — 46.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]	11,503	11,503,415

		11,503,415

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,503,415)		11,503,415

TOTAL INVESTMENTS IN SECURITIES — 145.56%
(Cost: $36,292,038)		36,382,300
Other Assets, Less Liabilities — (45.56)%		(11,387,036)

NET ASSETS — 100.00%		$24,995,264

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS U.S. TREASURY BOND FUND

April 30, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.87%
U.S. Treasury Bonds
2.75%, 08/15/42	$284	$275,707
3.00%, 05/15/42	381	389,988
3.13%, 11/15/41	935	983,162
3.13%, 02/15/42	207	217,554
4.38%, 02/15/38[a]	313	406,637
4.38%, 05/15/41	1,749	2,284,597
4.50%, 02/15/36	97	128,219
4.50%, 05/15/38[a]	610	806,723
6.25%, 08/15/23	600	860,418
6.25%, 05/15/30[a]	493	763,165
6.63%, 02/15/27	115	177,470
6.75%, 08/15/26	267	413,303
7.13%, 02/15/23[a]	1,267	1,907,264
U.S. Treasury Notes
0.13%, 04/30/15	531	529,866
0.25%, 10/31/14	1,131	1,132,288
0.25%, 08/15/15	189	189,110
0.25%, 10/15/15	357	356,889
0.25%, 04/15/16	540	539,349
0.38%, 11/15/14	1,001	1,003,903
0.50%, 07/31/17	92	91,845
0.88%, 11/30/16	3,168	3,219,448
0.88%, 07/31/19[a]	1,127	1,122,312
1.00%, 10/31/16	1,019	1,040,318
1.00%, 06/30/19[a]	211	211,990
1.00%, 08/31/19[a]	510	511,158
1.13%, 03/31/20	166	166,398
1.13%, 04/30/20	200	200,172
1.25%, 10/31/19[a]	671	682,105
1.25%, 02/29/20[a]	737	745,783
1.38%, 11/30/18[a]	5,463	5,639,461
1.38%, 02/28/19	449	462,717
1.88%, 02/28/14[a]	511	518,272
1.88%, 06/30/15	2,114	2,189,174
2.00%, 11/15/21	134	140,077
2.13%, 11/30/14	1,199	1,235,701
2.13%, 08/15/21	555	587,334
2.25%, 11/30/17[a]	441	474,155
2.38%, 10/31/14[a]	6,030	6,226,698
2.38%, 02/28/15	2,762	2,870,414
2.50%, 06/30/17[a]	1,304	1,410,700

Security	Principal or Shares (000s)	Value

3.13%, 05/15/21[a]	$1,078	$1,227,400
3.25%, 03/31/17[a]	3,722	4,124,907
4.25%, 11/15/13	50	50,811
4.25%, 08/15/14	594	625,256
4.50%, 02/15/16	4,257	4,755,325
4.63%, 02/15/17	249	287,770
8.75%, 08/15/20	572	879,393

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $54,968,333)		55,062,706

SHORT-TERM INVESTMENTS — 36.92%

MONEY MARKET FUNDS — 36.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,c,d]	18,385	18,385,147
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,c,d]	1,997	1,996,860
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]	179	178,830

		20,560,837

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,560,837)		20,560,837

TOTAL INVESTMENTS IN SECURITIES — 135.79%
(Cost: $75,529,170)		75,623,543
Other Assets, Less Liabilities — (35.79)%		(19,933,586)

NET ASSETS — 100.00%		$55,689,957

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2013

	iShares Barclays CMBS Bond Fund	iShares Barclays GNMA Bond Fund	iShares Barclays U.S. Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$60,312,363	$24,788,623	$54,968,333
Affiliated (Note 2)	754,122	11,503,415	20,560,837

Total cost of investments	$61,066,485	$36,292,038	$75,529,170

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$61,820,900	$24,878,885	$55,062,706
Affiliated (Note 2)	754,122	11,503,415	20,560,837

Total fair value of investments	62,575,022	36,382,300	75,623,543
Cash	3	—	4,382
Receivables:
Investment securities sold	618,799	553,406	1,384,812
Interest	226,486	66,838	313,023
Capital shares sold	—	—	25,774

Total Assets	63,420,310	37,002,544	77,351,534

LIABILITIES
Payables:
Investment securities purchased	982,627	12,004,026	1,269,505
Collateral for securities on loan (Note 5)	—	—	20,382,007
Investment advisory fees (Note 2)	12,776	3,254	10,065

Total Liabilities	995,403	12,007,280	21,661,577

NET ASSETS	$62,424,907	$24,995,264	$55,689,957

Net assets consist of:
Paid-in capital	$60,708,878	$24,981,848	$53,657,217
Undistributed (distributions in excess of) net investment income	111,973	(19,082)	58,292
Undistributed net realized gain (accumulated net realized loss)	95,519	(57,764)	1,880,075
Net unrealized appreciation	1,508,537	90,262	94,373

NET ASSETS	$62,424,907	$24,995,264	$55,689,957

Shares outstanding[b]	1,200,000	500,000	2,200,000

Net asset value per share	$52.02	$49.99	$25.31

[a]	Securities on loan with values of $ —, $ — and $19,991,675, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2013

	iShares Barclays CMBS Bond Fund	iShares Barclays GNMA Bond Fund	iShares Barclays U.S. Treasury Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$704,854	$62,116	$621,798
Interest — affiliated (Note 2)	191	3,279	335
Securities lending income — affiliated (Note 2)	—	—	14,261

Total investment income	705,045	65,395	636,394

EXPENSES
Investment advisory fees (Note 2)	70,081	24,079	99,433

Total expenses	70,081	24,079	99,433
Less investment advisory fees waived (Note 2)	—	(9,257)	—

Net expenses	70,081	14,822	99,433

Net investment income	634,964	50,573	536,961

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	87,993	(51,396)	(116,452)
In-kind redemptions — unaffiliated	—	—	2,036,608

Net realized gain (loss)	87,993	(51,396)	1,920,156

Net change in unrealized appreciation/depreciation	183,272	124,224	(1,689,046)

Net realized and unrealized gain	271,265	72,828	231,110

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$906,229	$123,401	$768,071

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays CMBS Bond Fund		iShares Barclays GNMA Bond Fund
	Six months ended April 30, 2013 (Unaudited)	Period from February 14, 2012[a] to October 31, 2012	Six months ended April 30, 2013 (Unaudited)	Period from February 14, 2012[a] to October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$634,964	$588,915	$50,573	$2,869
Net realized gain (loss)	87,993	7,526	(51,396)	99,313
Net change in unrealized appreciation/depreciation	183,272	1,325,265	124,224	(33,962)

Net increase in net assets resulting from operations	906,229	1,921,706	123,401	68,220

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(580,793)	(531,113)	(72,524)	—
From net realized gain	—	—	(66,888)	(38,793)

Total distributions to shareholders	(580,793)	(531,113)	(139,412)	(38,793)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,354,398	52,946,189	14,954,137	10,027,711
Cost of shares redeemed	(2,591,709)	—	—	—

Net increase in net assets from capital share transactions	7,762,689	52,946,189	14,954,137	10,027,711

INCREASE IN NET ASSETS	8,088,125	54,336,782	14,938,126	10,057,138

NET ASSETS
Beginning of period	54,336,782	—	10,057,138	—

End of period	$62,424,907	$54,336,782	$24,995,264	$10,057,138

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$111,973	$57,802	$(19,082)	$2,869

SHARES ISSUED AND REDEEMED
Shares sold	200,000	1,050,000	300,000	200,000
Shares redeemed	(50,000)	—	—	—

Net increase in shares outstanding	150,000	1,050,000	300,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays U.S. Treasury Bond Fund
	Six months ended April 30, 2013 (Unaudited)	Period from February 14, 2012[a] to October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$536,961	$2,446,240
Net realized gain	1,920,156	5,997,767
Net change in unrealized appreciation/depreciation	(1,689,046)	1,783,419

Net increase in net assets resulting from operations	768,071	10,227,426

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(782,148)	(2,142,761)

Total distributions to shareholders	(782,148)	(2,142,761)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	22,710,173	505,951,844
Cost of shares redeemed	(199,451,925)	(281,590,723)

Net increase (decrease) in net assets from capital share transactions	(176,741,752)	224,361,121

INCREASE (DECREASE) IN NET ASSETS	(176,755,829)	232,445,786

NET ASSETS
Beginning of period	232,445,786	—

End of period	$55,689,957	$232,445,786

Undistributed net investment income included in net assets at end of period	$58,292	$303,479

SHARES ISSUED AND REDEEMED
Shares sold	900,000	20,400,000
Shares redeemed	(7,900,000)	(11,200,000)

Net increase (decrease) in shares outstanding	(7,000,000)	9,200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Barclays CMBS Bond Fund

	Six months ended Apr. 30, 2013 (Unaudited)	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$51.75	$49.81

Income from investment operations:
Net investment income[b]	0.58	0.90
Net realized and unrealized gain[c]	0.23	1.94

Total from investment operations	0.81	2.84

Less distributions from:
Net investment income	(0.54)	(0.90)

Total distributions	(0.54)	(0.90)

Net asset value, end of period	$52.02	$51.75

Total return	1.57%[d]	5.77%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$62,425	$54,337
Ratio of expenses to average net assets[e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.27%	2.51%
Portfolio turnover rate[f]	15%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Barclays GNMA Bond Fund

	Six months ended Apr. 30, 2013 (Unaudited)	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$50.29	$50.03

Income from investment operations:
Net investment income[b]	0.13	0.02
Net realized and unrealized gain (loss)[c]	(0.02)	0.58

Total from investment operations	0.11	0.60

Less distributions from:
Net investment income	(0.19)	—
Net realized gain	(0.22)	(0.34)

Total distributions	(0.41)	(0.34)

Net asset value, end of period	$49.99	$50.29

Total return	0.22%[d]	1.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,995	$10,057
Ratio of expenses to average net assets[e]	0.15%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.25%	n/a
Ratio of net investment income to average net assets[e]	0.53%	0.06%
Portfolio turnover rate[f,g]	767%	1,253%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Barclays U.S. Treasury Bond Fund

	Six months ended Apr. 30, 2013 (Unaudited)	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$25.27	$24.91

Income from investment operations:
Net investment income[b]	0.10	0.18
Net realized and unrealized gain[c]	0.08	0.31

Total from investment operations	0.18	0.49

Less distributions from:
Net investment income	(0.14)	(0.13)

Total distributions	(0.14)	(0.13)

Net asset value, end of period	$25.31	$25.27

Total return	0.70%[d]	1.99%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$55,690	$232,446
Ratio of expenses to average net assets[e]	0.15%	0.15%
Ratio of net investment income to average net assets[e]	0.81%	1.00%
Portfolio turnover rate[f]	21%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
Barclays CMBS	Non-diversified
Barclays GNMA	Non-diversified
Barclays U.S. Treasury	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Certain Funds may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Barclays CMBS
Assets:
Collateralized Mortgage Obligations	$—	$61,820,900	$—	$61,820,900
Money Market Funds	754,122	—	—	754,122

	$754,122	$61,820,900	$—	$62,575,022

Barclays GNMA
Assets:
U.S. Government Agency Obligations	$—	$24,878,885	$—	$24,878,885
Money Market Funds	11,503,415	—	—	11,503,415

	$11,503,415	$24,878,885	$—	$36,382,300

Barclays U.S. Treasury
Assets:
U.S. Government Obligations	$—	$55,062,706	$—	$55,062,706
Money Market Funds	20,560,837	—	—	20,560,837

	$20,560,837	$55,062,706	$—	$75,623,543

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Barclays GNMA Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Barclays CMBS	0.25%
Barclays GNMA	0.25
Barclays U.S. Treasury	0.15

Effective November 20, 2012, BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Barclays GNMA Bond Fund through December 31, 2015 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other registered investment companies. In addition, effective November 20, 2012, BFA has contractually agreed to waive any additional portion of its investment advisory fees necessary to limit the total annual operating expenses of the Fund to 0.20% of average daily net assets through December 31, 2013.

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended April 30, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays U.S. Treasury	$7,679

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2013 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Barclays CMBS	$—	$—	$16,969,659	$8,588,635
Barclays GNMA	160,908,830	146,041,722	—	—
Barclays U.S. Treasury	26,293,283	28,963,143	—	—

In-kind transactions (see Note 4) for the six months ended April 30, 2013 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays U.S. Treasury	$22,196,336	$193,949,358

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of April 30, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of April 30, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2012, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares Bond Fund	Non- Expiring
Barclays U.S. Treasury	$25,677

As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays CMBS	$61,066,485	$1,558,107	$(49,570)	$1,508,537
Barclays GNMA	36,301,064	115,626	(34,390)	81,236
Barclays U.S. Treasury	75,543,574	193,853	(113,884)	79,969

Management has reviewed the tax positions as of April 30, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	29

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Barclays CMBS	$0.53620	$—	$0.00141	$0.53761	100%	—%	0%[a]	100%
Barclays GNMA	0.18602	0.22296	—	0.40898	45	55	—	100

[a]	Rounds to less than 1%.

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-105-0413

APRIL 30, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core Short-Term U.S. Bond ETF | ISTB | NYSE Arca

Fund Performance Overview

iSHARES® CORE SHORT-TERM U.S. BOND ETF

Performance as of April 30, 2013

The iShares Core Short-Term U.S. Bond ETF (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Government/Credit 1-5 Year Bond Index (the “Index”). The Index measures the performance of U.S. dollar-denominated U.S. Treasury bonds, U.S. and non-U.S. government-related bonds and investment-grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 0.63%, net of fees, while the total return for the Index was 0.74%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	0.75%	0.83%	0.85%

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,006.30	$0.60	$1,000.00	$1,024.20	$0.60	0.12%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

PORTFOLIO ALLOCATION

As of 4/30/13

Investment Type	Percentage of Net Assets

U.S. Government Obligations	60.07%
Corporate Bonds & Notes	26.37
U.S. Government Agency Obligations	9.41
Foreign Agency Obligations	1.72
Foreign Government Obligations	0.74
Short-Term and Other Net Assets	1.69

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

U.S. Treasury Notes, 1.75%, 07/31/15	4.11%
U.S. Treasury Notes, 1.00%, 03/31/17	4.06
U.S. Treasury Notes, 4.50%, 05/15/17	4.04
U.S. Treasury Notes, 2.25%, 05/31/14	3.56
U.S. Treasury Notes, 1.00%, 10/31/16	3.55
U.S. Treasury Notes, 0.88%, 01/31/17	3.54
U.S. Treasury Notes, 4.25%, 08/15/15	3.26
U.S. Treasury Notes, 0.63%, 09/30/17	2.99
U.S. Treasury Notes, 0.25%, 09/15/15	2.98
Federal National Mortgage Association, 0.88%, 08/28/14	2.76

TOTAL	34.85%

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2012 and held through April 30, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

April 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 26.37%

AEROSPACE & DEFENSE — 0.20%
Lockheed Martin Corp.
2.13%, 09/15/16	$25	$25,915
United Technologies Corp.
1.20%, 06/01/15	15	15,238

		41,153
AGRICULTURE — 0.23%
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[a]	25	26,113
Philip Morris International Inc.
2.50%, 05/16/16[a]	20	21,038

		47,151
BANKS — 8.43%
Bank of America Corp.
3.70%, 09/01/15	75	79,099
6.50%, 08/01/16	75	86,359
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)[a]	60	60,653
Bank of Nova Scotia
1.85%, 01/12/15	60	61,261
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	50	50,227
BNP Paribas SA
2.38%, 09/14/17	50	51,249
Capital One Financial Corp.
2.15%, 03/23/15	60	61,219
Citigroup Inc.
2.25%, 08/07/15	95	97,410
5.50%, 02/15/17	25	28,004
Deutsche Bank AG London
6.00%, 09/01/17	50	59,502
Goldman Sachs Group Inc. (The)
3.30%, 05/03/15	75	78,244
5.63%, 01/15/17	40	44,806
J.P. Morgan Chase & Co.
1.80%, 01/25/18	100	101,237
3.45%, 03/01/16	60	63,905
KfW
1.25%, 02/15/17	75	76,821
Series G
4.38%, 03/15/18	80	93,228

Security	Principal (000s)	Value

Landwirtschaftliche Rentenbank
0.88%, 09/12/17	$70	$70,360
Morgan Stanley
4.75%, 03/22/17	100	111,125
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	32	32,525
Royal Bank of Canada
1.50%, 01/16/18[a]	50	50,391
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	60	61,605
Toronto-Dominion Bank (The)
2.38%, 10/19/16	45	47,056
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	50	51,167
Wells Fargo & Co.
1.50%, 07/01/15	115	116,941
Westpac Banking Corp.
1.13%, 09/25/15	60	60,443

		1,694,837
BEVERAGES — 0.63%
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	40	40,163
Coca-Cola Co. (The)
0.75%, 03/13/15	30	30,210
Diageo Capital PLC
1.50%, 05/11/17	25	25,454
PepsiCo Inc.
3.10%, 01/15/15	30	31,353

		127,180
BIOTECHNOLOGY — 0.08%
Amgen Inc.
1.88%, 11/15/14	15	15,255

		15,255
CHEMICALS — 0.24%
Eastman Chemical Co.
2.40%, 06/01/17	25	25,961
Ecolab Inc.
3.00%, 12/08/16	20	21,280

		47,241
COMPUTERS — 0.76%
Hewlett-Packard Co.
4.75%, 06/02/14	25	26,006

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

April 30, 2013

Security	Principal (000s)	Value

International Business Machines Corp.
1.25%, 02/08/18	$100	$100,751
NetApp Inc.
2.00%, 12/15/17	25	25,079

		151,836
COSMETICS & PERSONAL CARE — 0.20%
Colgate-Palmolive Co.
1.30%, 01/15/17	25	25,448
Procter & Gamble Co. (The)
0.70%, 08/15/14	15	15,080

		40,528
DIVERSIFIED FINANCIAL SERVICES — 3.08%
American Express Credit Corp.
2.38%, 03/24/17	75	78,556
Caterpillar Financial Services Corp.
2.05%, 08/01/16	50	51,952
Credit Suisse (USA) Inc.
4.88%, 01/15/15	60	63,928
Ford Motor Credit Co. LLC
3.98%, 06/15/16	100	106,413
General Electric Capital Corp.
1.63%, 07/02/15	95	96,696
2.30%, 04/27/17	45	46,765
HSBC Finance Corp.
5.00%, 06/30/15	30	32,486
Jefferies Group LLC
3.88%, 11/09/15	20	21,012
John Deere Capital Corp.
0.70%, 09/04/15	40	40,080
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	35	35,284
PACCAR Financial Corp.
0.80%, 02/08/16	15	15,021
Toyota Motor Credit Corp.
0.88%, 07/17/15	30	30,185

		618,378
ELECTRIC — 0.73%
Commonwealth Edison Co.
1.63%, 01/15/14	35	35,290
Duke Energy Corp.
1.63%, 08/15/17	40	40,376
Georgia Power Co.
0.75%, 08/10/15	35	35,132

Security	Principal (000s)	Value

NextEra Energy Capital Holdings Inc.
1.61%, 06/01/14	$35	$35,376

		146,174
ELECTRONICS — 0.10%
Thermo Fisher Scientific Inc.
2.25%, 08/15/16	20	20,570

		20,570
FOOD — 0.38%
ConAgra Foods Inc.
1.90%, 01/25/18[a]	25	25,423
Kraft Foods Inc.
6.50%, 08/11/17	25	30,185
Kroger Co. (The)
2.20%, 01/15/17	20	20,702

		76,310
GAS — 0.13%
Sempra Energy
2.30%, 04/01/17	25	25,992

		25,992
HEALTH CARE — PRODUCTS — 0.28%
Baxter International Inc.
1.85%, 01/15/17	25	25,671
Covidien International Finance SA
1.35%, 05/29/15	15	15,153
Medtronic Inc.
3.00%, 03/15/15[a]	15	15,700

		56,524
HEALTH CARE — SERVICES — 0.15%
WellPoint Inc.
1.25%, 09/10/15	30	30,256

		30,256
INSURANCE — 0.96%
Allstate Corp. (The)
6.20%, 05/16/14	40	42,316
American International Group Inc.
3.00%, 03/20/15	30	31,099
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	40	40,871
MetLife Inc.
6.75%, 06/01/16	40	46,953

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

April 30, 2013

Security	Principal (000s)	Value

Prudential Financial Inc. Series D
4.75%, 09/17/15	$30	$32,664

		193,903
MANUFACTURING — 0.22%
Danaher Corp.
1.30%, 06/23/14[a]	15	15,152
General Electric Co.
5.25%, 12/06/17	25	29,444

		44,596
MEDIA — 0.75%
Comcast Corp.
5.90%, 03/15/16	40	45,768
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	15	15,997
Time Warner Cable Inc.
5.85%, 05/01/17	50	58,291
Viacom Inc.
1.25%, 02/27/15	15	15,113
Walt Disney Co. (The)
0.88%, 12/01/14	15	15,107

		150,276
MINING — 0.48%
Barrick Gold Corp.
2.90%, 05/30/16	20	20,803
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	25	25,242
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	25	25,192
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	25	25,304

		96,541
MULTI-NATIONAL — 2.76%
Council of Europe Development Bank
1.50%, 06/19/17	32	32,967
European Bank for Reconstruction and Development
1.00%, 02/16/17	32	32,514
European Investment Bank
1.00%, 07/15/15	250	253,563
1.00%, 12/15/17	20	20,125
1.63%, 06/15/17	70	72,499

Security	Principal (000s)	Value

International Bank for Reconstruction and Development
2.38%, 05/26/15	$100	$104,342
International Finance Corp.
0.63%, 12/21/17	40	39,854

		555,864
OFFICE & BUSINESS EQUIPMENT — 0.10%
Xerox Corp.
2.95%, 03/15/17[a]	20	20,759

		20,759
OIL & GAS — 1.37%
Anadarko Petroleum Corp.
6.38%, 09/15/17	25	29,930
BP Capital Markets PLC
1.85%, 05/05/17	25	25,722
Canadian Natural Resources Ltd.
5.70%, 05/15/17	20	23,359
ConocoPhillips
4.60%, 01/15/15	15	16,026
Occidental Petroleum Corp.
1.75%, 02/15/17	20	20,610
Phillips 66
2.95%, 05/01/17	20	21,276
Shell International Finance BV
4.00%, 03/21/14	40	41,294
Statoil ASA
3.13%, 08/17/17	32	34,854
Total Capital International SA
0.75%, 01/25/16	40	40,119
Transocean Inc.
5.05%, 12/15/16	20	22,276

		275,466
PHARMACEUTICALS — 0.93%
AbbVie Inc.
1.75%, 11/06/17[b]	25	25,416
Cardinal Health Inc.
1.70%, 03/15/18	25	25,084
Express Scripts Holding Co.
2.10%, 02/12/15	40	40,929
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	15	15,092
Merck & Co. Inc.
4.00%, 06/30/15	15	16,131

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

April 30, 2013

Security	Principal (000s)	Value

Novartis Capital Corp.
2.90%, 04/24/15	$15	$15,732
Pfizer Inc.
5.35%, 03/15/15	25	27,201
Sanofi
2.63%, 03/29/16	20	21,090

		186,675
PIPELINES — 0.46%
Enterprise Products Operating LLC
1.25%, 08/13/15[a]	25	25,258
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	20	21,359
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	25	25,373
TransCanada PipeLines Ltd.
0.88%, 03/02/15	20	20,096

		92,086
REAL ESTATE INVESTMENT TRUSTS — 0.37%
HCP Inc.
3.75%, 02/01/16	20	21,426
Health Care REIT Inc.
3.63%, 03/15/16	25	26,481
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	25	25,978

		73,885
RETAIL — 0.70%
Costco Wholesale Corp.
1.13%, 12/15/17	25	25,166
CVS Caremark Corp.
5.75%, 06/01/17	15	17,726
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	25	25,613
McDonald’s Corp.
0.75%, 05/29/15	15	15,089
Wal-Mart Stores Inc.
3.20%, 05/15/14	30	30,907
Walgreen Co.
1.80%, 09/15/17	25	25,553

		140,054
SEMICONDUCTORS — 0.20%
Intel Corp.
1.95%, 10/01/16	25	25,933

Security	Principal (000s)	Value

Texas Instruments Inc.
1.38%, 05/15/14	$15	$15,165

		41,098
SOFTWARE — 0.25%
Microsoft Corp.
1.63%, 09/25/15[a]	25	25,717
Oracle Corp.
1.20%, 10/15/17	25	25,132

		50,849
TELECOMMUNICATIONS — 1.05%
AT&T Inc.
0.88%, 02/13/15	40	40,150
1.70%, 06/01/17	25	25,448
Embarq Corp.
7.08%, 06/01/16	25	28,691
Telecom Italia Capital SA
4.95%, 09/30/14	15	15,694
Telefonica Emisiones SAU
4.95%, 01/15/15	15	15,761
Verizon Communications Inc.
1.95%, 03/28/14	40	40,527
Vodafone Group PLC
1.25%, 09/26/17	45	44,754

		211,025
TRANSPORTATION — 0.15%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14	10	10,474
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	20	20,397

		30,871

TOTAL CORPORATE BONDS & NOTES
(Cost: $5,284,599)		5,303,333

FOREIGN AGENCY OBLIGATIONS[c] — 1.72%

BRAZIL — 0.21%
Petrobras International Finance Co.
3.50%, 02/06/17	40	41,562

		41,562
CANADA — 0.86%
Export Development Canada
0.50%, 09/15/15	35	35,153

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

April 30, 2013

Security	Principal (000s)	Value

Ontario (Province of)
0.95%, 05/26/15	$100	$101,073
Quebec (Province of)
5.13%, 11/14/16[a]	32	36,965

		173,191
SUPRANATIONAL — 0.65%
Asian Development Bank
0.50%, 08/17/15	70	70,354
Inter-American Development Bank
1.13%, 03/15/17	60	61,289

		131,643

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $344,985)		346,396

FOREIGN GOVERNMENT OBLIGATIONS[c] — 0.74%

CANADA — 0.18%
Canada (Government of)
0.88%, 02/14/17	35	35,426

		35,426
ITALY — 0.36%
Italy (Republic of)
4.50%, 01/21/15	70	73,164

		73,164
MEXICO — 0.20%
United Mexican States
11.38%, 09/15/16	30	40,650

		40,650

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $147,923)		149,240

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 69.48%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.41%
Federal Home Loan Banks
0.50%, 11/20/15	300	301,218
1.00%, 06/21/17	175	177,847
Federal Home Loan Mortgage Corp.
1.00%, 09/29/17	100	101,286
Federal National Mortgage Association
0.50%, 05/27/15	300	301,473
0.50%, 09/28/15	300	301,399
0.88%, 08/28/14	550	554,889

Security	Principal or Shares (000s)	Value

2.50%, 05/15/14	$150	$153,623

		1,891,735
U.S. GOVERNMENT OBLIGATIONS — 60.07%
U.S. Treasury Notes
0.13%, 07/31/14[a]	350	349,821
0.25%, 03/31/14	100	100,102
0.25%, 09/30/14	500	500,490
0.25%, 01/15/15	200	200,164
0.25%, 02/15/15	200	200,148
0.25%, 09/15/15	600	599,946
0.38%, 11/15/14	400	401,160
0.38%, 06/15/15	170	170,513
0.38%, 11/15/15	450	451,143
0.63%, 09/30/17	600	601,452
0.75%, 10/31/17	250	251,847
0.75%, 12/31/17	150	150,933
0.75%, 02/28/18	210	211,092
0.88%, 01/31/17	700	711,102
1.00%, 10/31/16	700	714,574
1.00%, 03/31/17	800	816,256
1.38%, 11/30/15	400	411,244
1.75%, 07/31/15	800	827,008
1.88%, 04/30/14[a]	400	406,892
2.25%, 05/31/14	700	715,834
2.38%, 08/31/14	350	360,231
2.38%, 03/31/16[a]	150	159,033
4.25%, 08/15/15	600	654,750
4.50%, 02/15/16	220	245,753
4.50%, 05/15/17	700	812,315
7.25%, 05/15/16	425	513,702
8.88%, 08/15/17	400	541,920

		12,079,425

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $13,907,642)		13,971,160

SHORT-TERM INVESTMENTS — 4.20%

MONEY MARKET FUNDS — 4.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	681	681,029
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	74	73,969

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

April 30, 2013

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	89	$89,007

		844,005

TOTAL SHORT-TERM INVESTMENTS
(Cost: $844,005)		844,005

TOTAL INVESTMENTS IN SECURITIES — 102.51%
(Cost: $20,529,154)		20,614,134
Other Assets, Less Liabilities — (2.51)%		(504,242)

NET ASSETS — 100.00%		$20,109,892

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

April 30, 2013

ASSETS
Investments, at cost:
Unaffiliated	$19,685,149
Affiliated (Note 2)	844,005

Total cost of investments	$20,529,154

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$19,770,129
Affiliated (Note 2)	844,005

Total fair value of investments	20,614,134
Receivables:
Investment securities sold	5,173,812
Interest	105,328

Total Assets	25,893,274

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	754,998
Capital shares redeemed	5,025,908
Investment advisory fees (Note 2)	2,476

Total Liabilities	5,783,382

NET ASSETS	$20,109,892

Net assets consist of:
Paid-in capital	$19,996,592
Undistributed net investment income	11,280
Undistributed net realized gain	17,040
Net unrealized appreciation	84,980

NET ASSETS	$20,109,892

Shares outstanding[b]	200,000

Net asset value per share	$100.55

[a]	Securities on loan with a value of $740,365. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statement of Operations (Unaudited)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

Six months ended April 30, 2013

NET INVESTMENT INCOME
Interest — unaffiliated	$76,563
Interest — affiliated (Note 2)	23
Securities lending income — affiliated (Note 2)	375

Total investment income	76,961

EXPENSES
Investment advisory fees (Note 2)	14,909

Total expenses	14,909

Net investment income	62,052

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	17,040

Net realized gain	17,040

Net change in unrealized appreciation/depreciation	78,864

Net realized and unrealized gain	95,904

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$157,956

See notes to financial statements.

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® CORE SHORT-TERM U.S. BOND ETF

	Six months ended April 30, 2013 (Unaudited)	Period from October 18, 2012[a] to October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$62,052	$2,289
Net realized gain	17,040	—
Net change in unrealized appreciation/depreciation	78,864	6,116

Net increase in net assets resulting from operations	157,956	8,405

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(53,061)	—

Total distributions to shareholders	(53,061)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,005	25,022,500
Cost of shares redeemed	(5,026,913)	—

Net increase (decrease) in net assets from capital share transactions	(5,025,908)	25,022,500

INCREASE (DECREASE) IN NET ASSETS	(4,921,013)	25,030,905

NET ASSETS
Beginning of period	25,030,905	—

End of period	$20,109,892	$25,030,905

Undistributed net investment income included in net assets at end of period	$11,280	$2,289

SHARES ISSUED AND REDEEMED
Shares sold	—	250,000
Shares redeemed	(50,000)	—

Net increase (decrease) in shares outstanding	(50,000)	250,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Financial Highlights

iSHARES® CORE SHORT-TERM U.S. BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2013 (Unaudited)	Period from Oct. 18, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$100.12	$100.00

Income from investment operations:
Net investment income[b]	0.25	0.01
Net realized and unrealized gain[c]	0.39	0.11

Total from investment operations	0.64	0.12

Less distributions from:
Net investment income	(0.21)	—

Total distributions	(0.21)	—

Net asset value, end of period	$100.55	$100.12

Total return	0.63%[d]	0.12%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,110	$25,031
Ratio of expenses to average net assets[e]	0.12%	0.12%
Ratio of net investment income to average net assets[e]	0.50%	0.26%
Portfolio turnover rate[f]	19%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares Bond ETF	Diversification Classification
Core Short-Term U.S.	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of April 30, 2013. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

	Investments
Investment Type	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds & Notes	$—	$5,303,333	$—	$5,303,333
Foreign Agency Obligations	—	346,396	—	346,396
Foreign Government Obligations	—	149,240	—	149,240
U.S. Government & Agency Obligations	—	13,971,160	—	13,971,160
Money Market Funds	844,005	—	—	844,005

	$844,005	$19,770,129	$—	$20,614,134

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.12% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Fund benefits from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by the Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended April 30, 2013, BTC earned securities lending agent fees from the Fund in the amount of $202.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding U.S. Government obligations, in-kind transactions and short-term investments) for the six months ended April 30, 2013, were $1,127,875 and $2,335,269, respectively.

Purchases and sales of U.S. Government obligations (excluding in-kind transactions) for the six months ended April 30, 2013, were $3,396,841 and $7,089,803, respectively.

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. The Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of April 30, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of April 30, 2013 and the value of the related collateral are disclosed in the statement of assets and liabilities. Securities lending income, as disclosed in the statement of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

As of April 30, 2013, the cost of investments for federal income tax purposes was $20,529,154. Net unrealized appreciation was $84,980, of which $88,025 represented gross unrealized appreciation on securities and $3,045 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of April 30, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-106-0413

APRIL 30, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iSharesBondTM 2016 Corporate ex-Financials Term ETF[1] | IBCB | NYSE Arca
➢	iSharesBondTM 2018 Corporate ex-Financials Term ETF[2] | IBCC | NYSE Arca
➢	iSharesBondTM 2020 Corporate ex-Financials Term ETF[3] | IBCD | NYSE Arca
➢	iSharesBondTM 2023 Corporate ex-Financials Term ETF[4] | IBCE | NYSE Arca

[1]	The iShares 2016 Investment Grade Corporate Bond ETF is doing business as the iSharesBond 2016 Corporate ex-Financials Term ETF.
[2]	The iShares 2018 Investment Grade Corporate Bond ETF is doing business as the iSharesBond 2018 Corporate ex-Financials Term ETF.
[3]	The iShares 2020 Investment Grade Corporate Bond ETF is doing business as the iSharesBond 2020 Corporate ex-Financials Term ETF.
[4]	The iShares 2023 Investment Grade Corporate Bond ETF is doing business as the iSharesBond 2023 Corporate ex-Financials Term ETF.

Fund Performance Overview

iSHARESBOND™ 2016 CORPORATE EX-FINANCIALS TERM ETF

Performance as of April 30, 2013

The iSharesBond 2016 Corporate ex-Financials Term ETF (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays 2016 Maturity High Quality Corporate Index (the “Index”). The Index is composed of U.S. dollar-denominated, taxable, investment-grade corporate bonds, scheduled to mature after March 31, 2015 and before April 1, 2016, and excludes financial issuers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from April 17, 2013 (inception date of the Fund) through April 30, 2013, the total return for the Fund was 0.12%, net of fees, while the total return for the Index was 0.15%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	0.12%	0.41%	0.15%

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/17/13) [a]	Ending Account Value (4/30/13)	Expenses Paid During Period [b]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,001.20	$0.04	$1,000.00	$1,024.30	$0.50	0.10%

[a]	The beginning of the period (commencement of operations) is April 17, 2013.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (13 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

BOND CREDIT QUALITY

As of 4/30/13

S&P Credit Rating	Percentage of Total Investments*

AA+	2.05%
AA	7.52
AA-	14.53
A+	12.67
A	22.65
A-	24.95
BBB+	3.79
BBB	7.23
BBB-	4.61

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

Total Capital International SA, 0.75%, 01/25/16	3.02%
BP Capital Markets PLC, 0.70%, 11/06/15	3.01
AT&T Inc., 0.80%, 12/01/15	3.01
Verizon Communications Inc., 0.70%, 11/02/15	3.00
Cisco Systems Inc., 5.50%, 02/22/16	2.85
Home Depot Inc. (The), 5.40%, 03/01/16	2.84
Duke Energy Carolinas LLC, 5.30%, 10/01/15	2.79
Shell International Finance BV, 3.25%, 09/22/15	2.67
Vodafone Group PLC, 2.88%, 03/16/16	2.65
Procter & Gamble Co. (The), 1.80%, 11/15/15	2.59

TOTAL	28.43%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARESBOND™ 2018 CORPORATE EX-FINANCIALS TERM ETF

Performance as of April 30, 2013

The iSharesBond 2018 Corporate ex-Financials Term ETF (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays 2018 Maturity High Quality Corporate Index (the “Index”). The Index is composed of U.S. dollar-denominated, taxable, investment-grade corporate bonds, scheduled to mature after March 31, 2017 and before April 1, 2018, and excludes financial issuers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from April 17, 2013 (inception date of the Fund) through April 30, 2013, the total return for the Fund was 0.21%, net of fees, while the total return for the Index was 0.25%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	0.21%	0.59%	0.25%

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/17/13) [a]	Ending Account Value (4/30/13)	Expenses Paid During Period [b]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,002.10	$0.04	$1,000.00	$1,024.30	$0.50	0.10%

[a]	The beginning of the period (commencement of operations) is April 17, 2013.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (13 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

BOND CREDIT QUALITY

As of 4/30/13

S&P Credit Rating	Percentage of Total Investments*

AAA	1.59%
AA+	2.42
AA	7.40
AA-	11.64
A+	13.42
A	24.24
A-	21.44
BBB+	3.44
BBB	9.53
BBB-	4.88

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

Virginia Electric and Power Co., 1.20%, 01/15/18	3.03%
Anheuser-Busch InBev Worldwide Inc., 1.38%, 07/15/17	2.78
United Technologies Corp., 1.80%, 06/01/17	2.59
Diageo Capital PLC, 1.50%, 05/11/17	2.55
Intel Corp., 1.35%, 12/15/17	2.52
Oracle Corp., 1.20%, 10/15/17	2.52
Toyota Motor Credit Corp., 1.25%, 10/05/17	2.52
Verizon Communications Inc., 1.10%, 11/01/17	2.49
Target Corp., 6.00%, 01/15/18	2.45
International Business Machines Corp., 5.70%, 09/14/17	2.40

TOTAL	25.85%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARESBOND™ 2020 CORPORATE EX-FINANCIALS TERM ETF

Performance as of April 30, 2013

The iSharesBond 2020 Corporate ex-Financials Term ETF (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays 2020 Maturity High Quality Corporate Index (the “Index”). The Index is composed of U.S. dollar-denominated, taxable, investment-grade corporate bonds, scheduled to mature after March 31, 2019 and before April 1, 2020, and excludes financial issuers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from April 17, 2013 (inception date of the Fund) through April 30, 2013, the total return for the Fund was 0.22%, net of fees, while the total return for the Index was 0.39%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	0.22%	0.62%	0.39%

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/17/13) [a]	Ending Account Value (4/30/13)	Expenses Paid During Period [b]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,002.20	$0.04	$1,000.00	$1,024.30	$0.50	0.10%

[a]	The beginning of the period (commencement of operations) is April 17, 2013.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (13 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

BOND CREDIT QUALITY

As of 4/30/13

S&P Credit Rating	Percentage of Total Investments*

AAA	1.83%
AA	5.65
AA-	4.84
A+	19.95
A	24.16
A-	25.50
BBB+	2.11
BBB	12.22
BBB-	3.74

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

Boeing Co. (The), 4.88%, 02/15/20	3.00%
America Movil SAB de CV, 5.00%, 03/30/20	2.76
Vodafone Group PLC, 5.45%, 06/10/19	2.73
Medtronic Inc., 4.45%, 03/15/20	2.65
Rio Tinto Finance (USA) Ltd., 9.00%, 05/01/19	2.62
BHP Billiton Finance (USA) Ltd., 6.50%, 04/01/19	2.48
John Deere Capital Corp., 2.25%, 04/17/19	2.43
Verizon Communications Inc., 6.35%, 04/01/19	2.42
Anheuser-Busch InBev Worldwide Inc., 5.38%, 01/15/20	2.38
PepsiCo Inc., 4.50%, 01/15/20	2.33

TOTAL	25.80%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARESBOND™ 2023 CORPORATE EX-FINANCIALS TERM ETF

Performance as of April 30, 2013

The iSharesBond 2023 Corporate ex-Financials Term ETF (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays 2023 Maturity High Quality Corporate Index (the “Index”). The Index is composed of U.S. dollar-denominated, taxable, investment-grade corporate bonds, scheduled to mature after March 31, 2022 and before April 1, 2023, and excludes financial issuers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from April 17, 2013 (inception date of the Fund) through April 30, 2013, the total return for the Fund was 0.35%, net of fees, while the total return for the Index was 0.47%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	0.35%	0.80%	0.47%

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/17/13) [a]	Ending Account Value (4/30/13)	Expenses Paid During Period [b]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,003.50	$0.04	$1,000.00	$1,024.30	$0.50	0.10%

[a]	The beginning of the period (commencement of operations) is April 17, 2013.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (13 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

BOND CREDIT QUALITY

As of 4/30/13

S&P Credit Rating	Percentage of Total Investments*

AA+	2.62%
AA	5.64
AA-	8.10
A+	10.30
A	28.02
A-	27.68
BBB+	3.16
BBB	10.68
BBB-	3.80

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

United Technologies Corp., 3.10%, 06/01/22	2.66%
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	2.59
General Electric Co., 2.70%, 10/09/22	2.58
Anheuser-Busch InBev Worldwide Inc., 2.50%, 07/15/22	2.51
Oracle Corp., 2.50%, 10/15/22	2.50
BP Capital Markets PLC, 2.50%, 11/06/22	2.49
Vodafone Group PLC, 2.50%, 09/26/22	2.43
Verizon Communications Inc., 2.45%, 11/01/22	2.42
Diageo Investment Corp., 2.88%, 05/11/22	2.06
E.I. du Pont de Nemours and Co., 2.80%, 02/15/23	2.06

TOTAL	24.30%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2012 (or commencement of operations, as applicable) and held through April 30, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARESBOND™ 2016 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.46%

AEROSPACE & DEFENSE — 2.55%
United Technologies Corp.
1.20%, 06/01/15	$250	$253,970

		253,970

AGRICULTURE — 1.04%
Altria Group Inc.
4.13%, 09/11/15	50	53,889
Reynolds American Inc.
1.05%, 10/30/15	50	50,193

		104,082

BEVERAGES — 4.31%
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	125	125,510
Coca-Cola Co. (The)
1.50%, 11/15/15	150	153,690
PepsiCo Inc.
0.70%, 08/13/15	150	150,362

		429,562

BIOTECHNOLOGY — 0.53%
Life Technologies Corp.
3.50%, 01/15/16	50	52,532

		52,532

CHEMICALS — 1.85%
Dow Chemical Co. (The)
2.50%, 02/15/16	25	26,043
E.I. du Pont de Nemours and Co.
1.95%, 01/15/16	50	51,768
Praxair Inc.
3.25%, 09/15/15	100	106,444

		184,255

COMPUTERS — 3.05%
Computer Sciences Corp.
2.50%, 09/15/15	50	51,322
Hewlett-Packard Co.
2.20%, 12/01/15	50	50,904
International Business Machines Corp.
0.75%, 05/11/15	200	201,277

		303,503

Security	Principal (000s)	Value

COSMETICS & PERSONAL CARE — 2.59%
Procter & Gamble Co. (The)
1.80%, 11/15/15	$250	$258,103

		258,103
DIVERSIFIED FINANCIAL SERVICES — 7.05%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	250	250,727
John Deere Capital Corp.
0.75%, 01/22/16	200	200,054
Toyota Motor Credit Corp.
0.88%, 07/17/15	250	251,544

		702,325

ELECTRIC — 7.66%
Alabama Power Co.
0.55%, 10/15/15	200	199,838
Dominion Resources Inc. Series C
5.15%, 07/15/15	25	27,353
Duke Energy Carolinas LLC
5.30%, 10/01/15	250	278,254
Exelon Corp.
4.90%, 06/15/15	50	54,058
Louisville Gas & Electric Co.
1.63%, 11/15/15	150	153,473
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	50	50,419

		763,395

ELECTRONICS — 0.53%
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	50	52,763

		52,763

FOOD — 4.38%
ConAgra Foods Inc.
1.30%, 01/25/16	50	50,593
Kraft Foods Group Inc.
1.63%, 06/04/15	50	50,840
Kroger Co. (The)
3.90%, 10/01/15	25	26,811
Mondelez International Inc.
4.13%, 02/09/16	100	108,781
Unilever Capital Corp.
0.45%, 07/30/15	200	199,851

		436,876

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ 2016 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2013

Security	Principal (000s)	Value

HEALTH CARE — PRODUCTS — 0.78%
Covidien International Finance SA
1.35%, 05/29/15	$50	$50,510
Hospira Inc.
6.40%, 05/15/15	25	27,391

		77,901

INTERNET — 1.51%
Amazon.com Inc.
0.65%, 11/27/15	50	49,945
eBay Inc.
0.70%, 07/15/15	100	100,343

		150,288

MANUFACTURING — 2.52%
Eaton Corp.
0.95%, 11/02/15[a]	50	50,144
General Electric Co.
0.85%, 10/09/15	200	200,999

		251,143

MEDIA — 3.67%
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	100	106,647
NBCUniversal Media LLC
3.65%, 04/30/15	100	106,122
Time Warner Inc.
3.15%, 07/15/15	50	52,582
Walt Disney Co. (The)
0.45%, 12/01/15	100	99,966

		365,317
METAL FABRICATE & HARDWARE — 1.01%
Precision Castparts Corp.
0.70%, 12/20/15	100	100,226

		100,226
MINING — 2.39%
BHP Billiton Finance (USA) Ltd.
5.25%, 12/15/15	75	83,760
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	150	154,013

		237,773
OIL & GAS — 11.34%
BP Capital Markets PLC
0.70%, 11/06/15	300	300,049

Security	Principal (000s)	Value

Ensco PLC
3.25%, 03/15/16	$50	$53,163
Marathon Oil Corp.
0.90%, 11/01/15	50	50,045
Noble Holding International Ltd.
3.45%, 08/01/15	50	52,247
Occidental Petroleum Corp.
2.50%, 02/01/16	50	52,643
Shell International Finance BV
3.25%, 09/22/15	250	266,365
Total Capital International SA
0.75%, 01/25/16	300	300,893
Transocean Inc.
4.95%, 11/15/15	50	54,238

		1,129,643

PHARMACEUTICALS — 11.16%
AbbVie Inc.
1.20%, 11/06/15[a]	100	100,810
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	200	200,229
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	100	100,616
McKesson Corp.
0.95%, 12/04/15	50	50,277
Merck & Co. Inc.
4.00%, 06/30/15	200	215,076
Novartis Capital Corp.
2.90%, 04/24/15	200	209,759
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	200	209,658
Zoetis Inc.
1.15%, 02/01/16[a]	25	25,203

		1,111,628

PIPELINES — 4.70%
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	50	57,479
DCP Midstream Operating LP
3.25%, 10/01/15	50	51,835
Enterprise Products Operating LLC
3.20%, 02/01/16	50	53,103
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	50	53,396

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ 2016 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2013

Security	Principal (000s)	Value

ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	$50	$52,778
TransCanada PipeLines Ltd.
0.75%, 01/15/16	200	200,107

		468,698

RETAIL — 7.43%
Costco Wholesale Corp.
0.65%, 12/07/15	150	150,606
Home Depot Inc. (The)
5.40%, 03/01/16	250	282,679
McDonald’s Corp.
0.75%, 05/29/15	50	50,296
Wal-Mart Stores Inc.
1.50%, 10/25/15	250	256,204

		739,785

SOFTWARE — 2.25%
Oracle Corp.
5.25%, 01/15/16	200	224,345

		224,345

TELECOMMUNICATIONS — 14.16%
AT&T Inc.
0.80%, 12/01/15	300	299,744
0.90%, 02/12/16	100	100,082
Cisco Systems Inc.
5.50%, 02/22/16	250	283,761
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75	84,656
Telecom Italia Capital SA
5.25%, 10/01/15	25	26,657
Telefonica Emisiones SAU
3.99%, 02/16/16	50	52,565
Verizon Communications Inc.
0.70%, 11/02/15	300	298,937
Vodafone Group PLC
2.88%, 03/16/16	250	263,836

		1,410,238

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,815,245)		9,808,351

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 2.67%

MONEY MARKET FUNDS — 2.67%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]	266	$266,115

		266,115

TOTAL SHORT-TERM INVESTMENTS
(Cost: $266,115)		266,115

TOTAL INVESTMENTS IN SECURITIES — 101.13%
(Cost: $10,081,360)		10,074,466
Other Assets, Less Liabilities — (1.13)%		(112,994)

NET ASSETS — 100.00%		$9,961,472

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARESBOND™ 2018 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.53%

AEROSPACE & DEFENSE — 3.59%
General Dynamics Corp.
1.00%, 11/15/17	$1,100	$1,095,238
United Technologies Corp.
1.80%, 06/01/17	2,750	2,844,739

		3,939,977

AGRICULTURE — 2.20%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	1,100	1,313,791
Philip Morris International Inc.
1.13%, 08/21/17	1,100	1,101,242

		2,415,033

BEVERAGES — 8.21%
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	3,000	3,042,726
Coca-Cola Co. (The)
1.65%, 03/14/18	2,000	2,054,119
Diageo Capital PLC
1.50%, 05/11/17	2,750	2,799,988
PepsiCo Inc.
1.25%, 08/13/17	1,100	1,107,894

		9,004,727

CHEMICALS — 2.12%
Eastman Chemical Co.
2.40%, 06/01/17	550	571,129
Rohm and Haas Co.
6.00%, 09/15/17	550	648,014
Sherwin-Williams Co. (The)
1.35%, 12/15/17	1,100	1,105,019

		2,324,162

COMMERCIAL SERVICES — 0.20%
Catholic Health Initiatives
1.60%, 11/01/17	220	222,605

		222,605

COMPUTERS — 3.49%
Computer Sciences Corp.
6.50%, 03/15/18	550	641,024
Hewlett-Packard Co.
2.60%, 09/15/17	550	559,623

Security	Principal (000s)	Value

International Business Machines Corp.
5.70%, 09/14/17	$2,200	$2,630,749

		3,831,396

DIVERSIFIED FINANCIAL SERVICES — 6.62%
Caterpillar Financial Services Corp.
1.30%, 03/01/18	2,200	2,208,433
John Deere Capital Corp.
1.30%, 03/12/18	1,700	1,711,378
National Rural Utilities Cooperative Finance Corp.
5.45%, 04/10/17	500	583,923
Toyota Motor Credit Corp.
1.25%, 10/05/17	2,750	2,762,070

		7,265,804

ELECTRIC — 6.24%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	1,100	1,110,208
Duke Energy Corp.
1.63%, 08/15/17	1,100	1,110,352
MidAmerican Energy Holdings Co.
5.30%, 03/15/18	1,100	1,305,458
Virginia Electric and Power Co.
1.20%, 01/15/18 (Call 12/15/17)	3,300	3,315,122

		6,841,140

ELECTRONICS — 1.80%
Koninklijke Philips Electronics NV
5.75%, 03/11/18	1,650	1,974,281

		1,974,281

ENGINEERING & CONSTRUCTION — 0.51%
ABB Finance (USA) Inc.
1.63%, 05/08/17	550	559,841

		559,841

FOOD — 1.64%
ConAgra Foods Inc.
1.90%, 01/25/18	550	559,303
Kraft Foods Group Inc.
2.25%, 06/05/17	550	572,376
Kraft Foods Inc.
6.50%, 08/11/17	550	664,075

		1,795,754

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ 2018 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2013

Security	Principal (000s)	Value

HEALTH CARE — PRODUCTS — 0.50%
CR Bard Inc.
1.38%, 01/15/18	$550	$550,667

		550,667

HOUSEWARES — 0.51%
Newell Rubbermaid Inc.
2.05%, 12/01/17	550	555,341

		555,341

INTERNET — 1.02%
eBay Inc.
1.35%, 07/15/17	1,100	1,115,448

		1,115,448

IRON & STEEL — 1.10%
Cliffs Natural Resources Inc.
3.95%, 01/15/18	550	555,186
Nucor Corp.
5.75%, 12/01/17	550	654,283

		1,209,469

LEISURE TIME — 0.51%
Carnival Corp.
1.88%, 12/15/17	550	554,550

		554,550

MACHINERY — 0.50%
Roper Industries Inc.
1.85%, 11/15/17	550	550,762

		550,762

MANUFACTURING — 3.37%
3M Co.
1.00%, 06/26/17	550	553,853
Eaton Corp.
1.50%, 11/02/17[a]	550	552,920
General Electric Co.
5.25%, 12/06/17	2,200	2,591,071

		3,697,844

MEDIA — 4.26%
CBS Corp.
1.95%, 07/01/17	550	562,243
Comcast Corp.
6.30%, 11/15/17	550	669,792

Security	Principal (000s)	Value

DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	$550	$549,797
Time Warner Cable Inc.
5.85%, 05/01/17	550	641,198
Viacom Inc.
3.50%, 04/01/17	550	593,909
Walt Disney Co. (The)
1.10%, 12/01/17	1,650	1,656,779

		4,673,718

METAL FABRICATE & HARDWARE — 1.01%
Precision Castparts Corp.
1.25%, 01/15/18	1,100	1,103,608

		1,103,608

MINING — 1.02%
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	1,100	1,113,368

		1,113,368

OIL & GAS — 10.86%
Anadarko Petroleum Corp.
6.38%, 09/15/17	550	658,454
BP Capital Markets PLC
1.38%, 11/06/17	2,200	2,221,906
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	2,200	2,217,372
ConocoPhillips Co.
1.05%, 12/15/17 (Call 09/15/17)	1,100	1,102,441
Marathon Oil Corp.
5.90%, 03/15/18	550	658,189
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	550	559,349
Phillips 66
2.95%, 05/01/17	550	585,084
Shell International Finance BV
1.13%, 08/21/17	1,100	1,111,452
Total Capital International
1.55%, 06/28/17	2,200	2,242,105
Transocean Inc.
2.50%, 10/15/17	550	559,590

		11,915,942

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ 2018 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2013

Security	Principal (000s)	Value

OIL & GAS SERVICES — 0.51%
National Oilwell Varco Inc.
1.35%, 12/01/17	$550	$554,699

		554,699

PHARMACEUTICALS — 9.45%
AbbVie Inc.
1.75%, 11/06/17[a]	1,100	1,118,332
AstraZeneca PLC
5.90%, 09/15/17	1,650	1,986,528
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,100	1,090,745
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	2,200	2,246,905
Johnson & Johnson
5.55%, 08/15/17	500	597,873
Merck & Co. Inc.
1.10%, 01/31/18	2,200	2,214,457
Watson Pharmaceuticals Inc.
1.88%, 10/01/17	550	549,927
Zoetis Inc.
1.88%, 02/01/18[a]	550	561,247

		10,366,014

PIPELINES — 2.41%
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	1,100	1,325,308
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	1,100	1,320,951

		2,646,259

RETAIL — 8.00%
Costco Wholesale Corp.
1.13%, 12/15/17	1,100	1,107,287
CVS Caremark Corp.
5.75%, 06/01/17	550	649,956
McDonald’s Corp.
5.35%, 03/01/18	1,650	1,962,206
Target Corp.
6.00%, 01/15/18	2,200	2,685,298
Wal-Mart Stores Inc.
5.80%, 02/15/18	1,950	2,368,431

		8,773,178

Security	Principal or Shares (000s)	Value

SEMICONDUCTORS — 3.36%
Altera Corp.
1.75%, 05/15/17	$900	$920,245
Intel Corp.
1.35%, 12/15/17	2,750	2,768,730

		3,688,975

SOFTWARE — 4.04%
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	550	567,076
Microsoft Corp.
0.88%, 11/15/17	1,100	1,099,364
Oracle Corp.
1.20%, 10/15/17	2,750	2,764,553

		4,430,993

TELECOMMUNICATIONS — 6.86%
AT&T Inc.
5.50%, 02/01/18	2,200	2,598,844
Verizon Communications Inc.
1.10%, 11/01/17	2,750	2,732,243
Vodafone Group PLC
1.25%, 09/26/17	2,200	2,188,003

		7,519,090

TRANSPORTATION — 1.62%
CSX Corp.
6.25%, 03/15/18	550	670,037
United Parcel Service Inc.
1.13%, 10/01/17	1,100	1,109,354

		1,779,391

TOTAL CORPORATE BONDS & NOTES
(Cost: $106,799,096)		106,974,036

SHORT-TERM INVESTMENTS — 1.86%

MONEY MARKET FUNDS — 1.86%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]	2,046	2,046,034

		2,046,034

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,046,034)		2,046,034

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ 2018 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 99.39% (Cost: $108,845,130)	$109,020,070
Other Assets, Less Liabilities — 0.61%	666,309

NET ASSETS — 100.00%	$109,686,379

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARESBOND™ 2020 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.60%

AEROSPACE & DEFENSE — 4.96%
Boeing Co. (The)
4.88%, 02/15/20	$1,125	$1,346,949
L-3 Communications Corp.
5.20%, 10/15/19	175	198,781
Lockheed Martin Corp.
4.25%, 11/15/19	350	392,839
Raytheon Co.
4.40%, 02/15/20	250	286,762

		2,225,331

AGRICULTURE — 2.85%
Altria Group Inc.
9.25%, 08/06/19	175	244,593
Lorillard Tobacco Co.
8.13%, 06/23/19	175	224,658
Philip Morris International Inc.
4.50%, 03/26/20	700	811,471

		1,280,722

AIRLINES — 0.53%
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20	217	237,436

		237,436

BEVERAGES — 4.71%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	875	1,066,371
PepsiCo Inc.
4.50%, 01/15/20	900	1,048,075

		2,114,446

BIOTECHNOLOGY — 0.26%
Life Technologies Corp.
6.00%, 03/01/20	100	117,500

		117,500

CHEMICALS — 5.00%
Air Products and Chemicals Inc.
4.38%, 08/21/19	350	402,182
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	175	175,895

Security	Principal (000s)	Value

Dow Chemical Co. (The)
8.55%, 05/15/19	$325	$439,611
E.I. du Pont de Nemours and Co.
4.63%, 01/15/20	700	819,696
Praxair Inc.
4.50%, 08/15/19	350	405,763

		2,243,147

COMPUTERS — 3.14%
International Business Machines Corp.
1.88%, 05/15/19	700	715,997
8.38%, 11/01/19	500	690,510

		1,406,507

DIVERSIFIED FINANCIAL SERVICES — 2.43%
John Deere Capital Corp.
2.25%, 04/17/19	1,050	1,091,207

		1,091,207

ELECTRIC — 8.53%
Appalachian Power Co.
7.95%, 01/15/20	200	269,440
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	700	899,794
Consumers Energy Co.
6.70%, 09/15/19	300	388,578
Duke Energy Ohio Inc.
5.45%, 04/01/19	700	845,925
Georgia Power Co.
4.25%, 12/01/19	500	581,523
Virginia Electric and Power Co.
5.00%, 06/30/19	700	840,155

		3,825,415

ENVIRONMENTAL CONTROL — 0.66%
Republic Services Inc.
5.50%, 09/15/19	250	296,703

		296,703

FOOD — 1.33%
Kraft Foods Group Inc.
5.38%, 02/10/20	100	120,041
Kraft Foods Inc.
5.38%, 02/10/20	400	477,937

		597,978

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ 2020 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2013

Security	Principal (000s)	Value

HAND & MACHINE TOOLS — 0.39%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	$175	$175,433

		175,433

HEALTH CARE - PRODUCTS — 6.21%
Baxter International Inc.
4.50%, 08/15/19	500	575,808
Becton, Dickinson and Co.
5.00%, 05/15/19	350	410,142
Boston Scientific Corp.
6.00%, 01/15/20	175	206,935
Medtronic Inc.
4.45%, 03/15/20	1,025	1,190,699
Stryker Corp.
4.38%, 01/15/20	350	402,461

		2,786,045

IRON & STEEL — 0.42%
Cliffs Natural Resources Inc.
5.90%, 03/15/20	175	186,916

		186,916

MANUFACTURING — 1.10%
Illinois Tool Works Inc.
6.25%, 04/01/19	400	495,213

		495,213

MEDIA — 4.27%
Comcast Corp.
5.15%, 03/01/20	550	658,694
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.88%, 10/01/19	350	420,126
Thomson Reuters Corp.
4.70%, 10/15/19	200	229,572
Time Warner Cable Inc.
5.00%, 02/01/20	350	405,040
Time Warner Inc.
4.88%, 03/15/20	175	203,527

		1,916,959

MINING — 7.38%
Barrick Gold Corp.
6.95%, 04/01/19	350	423,837

Security	Principal (000s)	Value

BHP Billiton Finance (USA) Ltd.
6.50%, 04/01/19	$875	$1,112,818
Freeport-McMoRan Copper & Gold Inc.
3.10%, 03/15/20[a]	200	201,077
Newmont Mining Corp.
5.13%, 10/01/19	175	197,885
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19	850	1,174,496
Vale Overseas Ltd.
5.63%, 09/15/19	175	201,699

		3,311,812

OFFICE & BUSINESS EQUIPMENT — 0.52%
Xerox Corp.
5.63%, 12/15/19	200	230,948

		230,948

OIL & GAS — 8.68%
Cenovus Energy Inc.
5.70%, 10/15/19	250	302,254
ConocoPhillips
6.00%, 01/15/20	775	977,100
EOG Resources Inc.
5.63%, 06/01/19	450	549,390
Husky Energy Inc.
7.25%, 12/15/19	175	226,575
Petrohawk Energy Corp.
6.25%, 06/01/19 (Call 06/01/15)	175	197,312
Shell International Finance BV
4.30%, 09/22/19	875	1,017,521
4.38%, 03/25/20	350	410,537
Valero Energy Corp.
6.13%, 02/01/20	175	214,452

		3,895,141

OIL & GAS SERVICES — 1.41%
Halliburton Co.
6.15%, 09/15/19	500	634,583

		634,583

PHARMACEUTICALS — 8.08%
Abbott Laboratories
5.13%, 04/01/19	875	1,044,738
AstraZeneca PLC
1.95%, 09/18/19	700	712,749

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ 2020 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2013

Security	Principal (000s)	Value

Mead Johnson Nutrition Co.
4.90%, 11/01/19	$100	$113,111
Merck & Co. Inc.
5.00%, 06/30/19	875	1,045,652
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	700	709,286

		3,625,536

PIPELINES — 2.51%
Duke Capital LLC
8.00%, 10/01/19	200	264,443
Enbridge Energy Partners LP
5.20%, 03/15/20	175	198,082
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	175	222,293
Plains All American Pipeline LP
8.75%, 05/01/19	175	239,360
Williams Partners LP
5.25%, 03/15/20	175	202,257

		1,126,435

RETAIL — 3.59%
Costco Wholesale Corp.
1.70%, 12/15/19	875	882,232
McDonald’s Corp.
1.88%, 05/29/19	600	612,037
Yum! Brands Inc.
5.30%, 09/15/19	100	116,345

		1,610,614

SEMICONDUCTORS — 1.17%
Texas Instruments Inc.
1.65%, 08/03/19	525	526,615

		526,615

SOFTWARE — 4.11%
Microsoft Corp.
4.20%, 06/01/19	700	800,376
Oracle Corp.
5.00%, 07/08/19	875	1,042,265

		1,842,641

TELECOMMUNICATIONS — 11.08%
America Movil SAB de CV
5.00%, 03/30/20	1,075	1,238,979

Security	Principal or Shares (000s)	Value

Cisco Systems Inc.
4.45%, 01/15/20	$875	$1,016,218
Telecom Italia Capital SA
7.18%, 06/18/19	175	206,726
Telefonica Emisiones SAU
5.88%, 07/15/19	175	197,408
Verizon Communications Inc.
6.35%, 04/01/19	875	1,084,831
Vodafone Group PLC
5.45%, 06/10/19	1,025	1,226,838

		4,971,000

TRANSPORTATION — 2.28%
United Parcel Service Inc.
5.13%, 04/01/19	850	1,022,323

		1,022,323

TOTAL CORPORATE BONDS & NOTES
(Cost: $43,900,476)		43,794,606

SHORT-TERM INVESTMENTS — 23.57%
MONEY MARKET FUNDS — 23.57%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]	10,578	10,577,705

		10,577,705

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,577,705)		10,577,705

TOTAL INVESTMENTS IN SECURITIES — 121.17%
(Cost: $54,478,181)		54,372,311
Other Assets, Less Liabilities — (21.17)%		(9,500,176)

NET ASSETS — 100.00%		$44,872,135

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARESBOND™ 2023 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.14%

ADVERTISING — 0.52%
Omnicom Group Inc.
3.63%, 05/01/22	$100	$104,281

		104,281
AEROSPACE & DEFENSE — 6.17%
Embraer SA
5.15%, 06/15/22	100	109,250
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	300	293,747
Raytheon Co.
2.50%, 12/15/22	300	297,535
United Technologies Corp.
3.10%, 06/01/22	500	532,324

		1,232,856
AGRICULTURE — 3.01%
Altria Group Inc.
2.85%, 08/09/22	100	99,297
Philip Morris International Inc.
2.63%, 03/06/23	400	400,273
Reynolds American Inc.
3.25%, 11/01/22	100	100,923

		600,493
BEVERAGES — 5.57%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	500	500,938
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	100	98,903
Diageo Investment Corp.
2.88%, 05/11/22	400	411,829
PepsiCo Inc.
2.75%, 03/01/23	100	101,668

		1,113,338
BIOTECHNOLOGY — 1.06%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	100	108,403
Celgene Corp.
3.25%, 08/15/22	100	103,020

		211,423
CHEMICALS — 4.64%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	100	100,269

Security	Principal (000s)	Value

E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	$400	$410,464
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	100	106,106
Praxair Inc.
2.70%, 02/21/23 (Call 11/21/22)	300	309,020

		925,859
COMMERCIAL SERVICES — 1.01%
ADT Corp. (The)
3.50%, 07/15/22	100	100,505
Catholic Health Initiatives
2.95%, 11/01/22	100	101,605

		202,110
COMPUTERS — 1.93%
International Business Machines Corp.
1.88%, 08/01/22	400	386,004

		386,004
COSMETICS & PERSONAL CARE — 1.45%
Colgate-Palmolive Co.
1.95%, 02/01/23	300	290,184

		290,184
DIVERSIFIED FINANCIAL SERVICES —2.53%
Caterpillar Financial Services Corp.
2.63%, 03/01/23	300	302,544
Toyota Motor Credit Corp.
2.63%, 01/10/23	200	202,190

		504,734
ELECTRIC — 4.64%
Carolina Power & Light Co.
2.80%, 05/15/22 (Call 02/15/22)	200	207,969
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	100	102,649
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	100	103,639
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)	300	305,110
Virginia Electric and Power Co.
2.75%, 03/15/23 (Call 12/15/22)	200	206,908

		926,275

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ 2023 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2013

Security	Principal (000s)	Value

ELECTRONICS — 0.50%
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	$100	$99,781

		99,781
ENGINEERING & CONSTRUCTION — 0.51%
ABB Finance (USA) Inc.
2.88%, 05/08/22	100	102,873

		102,873
FOOD — 2.11%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	100	102,126
Kraft Foods Group Inc.
3.50%, 06/06/22	100	106,605
Sysco Corp.
2.60%, 06/12/22	100	100,998
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	100	110,822

		420,551
HAND & MACHINE TOOLS — 0.51%
Stanley Black & Decker Inc.
2.90%, 11/01/22	100	101,861

		101,861
INTERNET — 1.50%
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	300	299,835

		299,835
IRON & STEEL — 1.11%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	200	221,066

		221,066
MANUFACTURING — 2.58%
General Electric Co.
2.70%, 10/09/22	500	514,439

		514,439
MEDIA — 4.29%
Comcast Corp.
3.13%, 07/15/22	200	211,283
News America Inc.
3.00%, 09/15/22	100	101,828
Time Warner Entertainment Co. LP
8.38%, 03/15/23	100	139,100

Security	Principal (000s)	Value

Time Warner Inc.
3.40%, 06/15/22	$100	$105,402
Walt Disney Co. (The)
2.35%, 12/01/22	300	299,054

		856,667
METAL FABRICATE & HARDWARE — 1.51%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	300	301,335

		301,335
MINING — 2.51%
Barrick Gold Corp.
3.85%, 04/01/22	100	100,246
Freeport-McMoRan Copper & Gold Inc.
3.88%, 03/15/23 (Call 12/15/22)[a]	100	100,865
Rio Tinto Finance (USA) PLC
2.88%, 08/21/22 (Call 05/21/22)	300	299,479

		500,590
OIL & GAS — 15.12%
Apache Corp.
2.63%, 01/15/23	400	396,193
BP Capital Markets PLC
2.50%, 11/06/22	500	498,030
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	400	401,301
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	200	200,722
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	300	301,769
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	100	99,865
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	100	99,556
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	300	303,432
Phillips 66
4.30%, 04/01/22	100	111,704
Shell International Finance BV
2.38%, 08/21/22	400	402,934
Total Capital International SA
2.70%, 01/25/23	200	204,183

		3,019,689

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ 2023 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2013

Security	Principal (000s)	Value

OIL & GAS SERVICES — 2.02%
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	$400	$402,471

		402,471
PHARMACEUTICALS — 10.40%
AbbVie Inc.
2.90%, 11/06/22[a]	100	101,863
Bristol-Myers Squibb Co.
2.00%, 08/01/22	200	192,962
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	500	518,278
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	100	102,057
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	300	301,794
Novartis Capital Corp.
2.40%, 09/21/22	400	402,450
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	325	331,930
Watson Pharmaceuticals Inc.
3.25%, 10/01/22 (Call 07/01/22)	100	99,750
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[a]	25	25,728

		2,076,812
PIPELINES — 4.03%
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	100	103,314
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	100	102,009
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	101,234
TransCanada PipeLines Ltd.
2.50%, 08/01/22	400	397,476
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	100	101,819

		805,852
RETAIL — 0.51%
Walgreen Co.
3.10%, 09/15/22	100	101,244

		101,244

Security	Principal (000s)	Value

SEMICONDUCTORS — 2.98%
Broadcom Corp.
2.50%, 08/15/22[a]	$200	$198,897
Intel Corp.
2.70%, 12/15/22	400	396,744

		595,641
SOFTWARE — 3.01%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	100	102,184
Oracle Corp.
2.50%, 10/15/22	500	499,787

		601,971
TELECOMMUNICATIONS — 7.88%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	400	396,580
Motorola Solutions Inc.
3.50%, 03/01/23	100	101,607
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	100	105,785
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	500	484,397
Vodafone Group PLC
2.50%, 09/26/22	500	484,565

		1,572,934
TRANSPORTATION — 2.53%
Burlington Northern Santa Fe Corp.
3.00%, 03/15/23 (Call 12/15/22)	100	102,383
Norfolk Southern Corp.
2.90%, 02/15/23[a]	100	101,050
United Parcel Service Inc.
2.45%, 10/01/22	300	301,839

		505,272

TOTAL CORPORATE BONDS & NOTES
(Cost: $19,608,542)		19,598,441

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ 2023 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2013

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 1.09%

MONEY MARKET FUNDS — 1.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]	218	$217,610

		217,610

TOTAL SHORT-TERM INVESTMENTS
(Cost: $217,610)		217,610

TOTAL INVESTMENTS IN SECURITIES — 99.23%
(Cost: $19,826,152)		19,816,051
Other Assets, Less Liabilities — 0.77%		154,057

NET ASSETS — 100.00%		$19,970,108

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2013

	iSharesBond 2016 Corporate ex-Financials Term ETF	iSharesBond 2018 Corporate ex-Financials Term ETF	iSharesBond 2020 Corporate ex-Financials Term ETF

ASSETS
Investments, at cost:
Unaffiliated	$9,815,245	$106,799,096	$43,900,476
Affiliated (Note 2)	266,115	2,046,034	10,577,705

Total cost of investments	$10,081,360	$108,845,130	$54,478,181

Investments in securities, at fair value (Note 1):
Unaffiliated	$9,808,351	$106,974,036	$43,794,606
Affiliated (Note 2)	266,115	2,046,034	10,577,705

Total fair value of investments	10,074,466	109,020,070	54,372,311
Receivables:
Interest	48,813	670,211	410,369

Total Assets	10,123,279	109,690,281	54,782,680

LIABILITIES
Payables:
Investment securities purchased	161,452	—	9,909,303
Investment advisory fees (Note 2)	355	3,902	1,242

Total Liabilities	161,807	3,902	9,910,545

NET ASSETS	$9,961,472	$109,686,379	$44,872,135

Net assets consist of:
Paid-in capital	$9,967,047	$109,478,927	$44,962,250
Undistributed net investment income	1,319	30,683	15,755
Undistributed net realized gain	—	1,829	—
Net unrealized appreciation (depreciation)	(6,894)	174,940	(105,870)

NET ASSETS	$9,961,472	$109,686,379	$44,872,135

Shares outstanding[a]	100,000	1,100,000	450,000

Net asset value per share	$99.61	$99.71	$99.72

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2013

iSharesBond 2023 Corporate ex-Financials Term ETF

ASSETS
Investments, at cost:
Unaffiliated	$19,608,542
Affiliated (Note 2)	217,610

Total cost of investments	$19,826,152

Investments in securities, at fair value (Note 1):
Unaffiliated	$19,598,441
Affiliated (Note 2)	217,610

Total fair value of investments	19,816,051
Receivables:
Interest	154,767

Total Assets	19,970,818

LIABILITIES
Payables:
Investment advisory fees (Note 2)	710

Total Liabilities	710

NET ASSETS	$19,970,108

Net assets consist of:
Paid-in capital	$19,968,189
Undistributed net investment income	12,148
Accumulated net realized loss	(128)
Net unrealized depreciation	(10,101)

NET ASSETS	$19,970,108

Shares outstanding[a]	200,000

Net asset value per share	$99.85

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Operations (Unaudited)

iSHARES® TRUST

Period ended April 30, 2013

	iSharesBond 2016 Corporate ex-Financials Term ETF[a]	iSharesBond 2018 Corporate ex-Financials Term ETF[a]	iSharesBond 2020 Corporate ex-Financials Term ETF[a]

NET INVESTMENT INCOME
Interest — unaffiliated	$1,673	$34,581	$16,995
Interest — affiliated (Note 2)	1	4	2

Total investment income	1,674	34,585	16,997

EXPENSES
Investment advisory fees (Note 2)	355	3,902	1,242

Total expenses	355	3,902	1,242

Net investment income	1,319	30,683	15,755

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	1,829	—

Net realized gain	—	1,829	—

Net change in unrealized appreciation/depreciation	(6,894)	174,940	(105,870)

Net realized and unrealized gain (loss)	(6,894)	176,769	(105,870)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,575)	$207,452	$(90,115)

[a]	For the period from April 17, 2013 (commencement of operations) to April 30, 2013.

See notes to financial statements.

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Period ended April 30, 2013

iSharesBond 2023 Corporate ex-Financials Term ETF[a]

NET INVESTMENT INCOME
Interest — unaffiliated	$12,858

Total investment income	12,858

EXPENSES
Investment advisory fees (Note 2)	710

Total expenses	710

Net investment income	12,148

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(128)

Net realized loss	(128)

Net change in unrealized appreciation/depreciation	(10,101)

Net realized and unrealized loss	(10,229)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,919

[a]	For the period from April 17, 2013 (commencement of operations) to April 30, 2013.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

iSHARES® TRUST

	iSharesBond 2016 Corporate ex-Financials Term ETF	iSharesBond 2018 Corporate ex-Financials Term ETF
	Period from April 17, 2013[a] to April 30, 2013 (Unaudited)	Period from April 17, 2013[a] to April 30, 2013 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,319	$30,683
Net realized gain	—	1,829
Net change in unrealized appreciation/depreciation	(6,894)	174,940

Net increase (decrease) in net assets resulting from operations	(5,575)	207,452

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,967,047	109,478,927

Net increase in net assets from capital share transactions	9,967,047	109,478,927

INCREASE IN NET ASSETS	9,961,472	109,686,379

NET ASSETS
Beginning of period	—	—

End of period	$9,961,472	$109,686,379

Undistributed net investment income included in net assets at end of period	$1,319	$30,683

SHARES ISSUED
Shares sold	100,000	1,100,000

Net increase in shares outstanding	100,000	1,100,000

[a]	Commencement of operations.

See notes to financial statements.

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iSharesBond 2020 Corporate ex-Financials Term ETF	iSharesBond 2023 Corporate ex-Financials Term ETF
	Period from April 17, 2013[a] to April 30, 2013 (Unaudited)	Period from April 17, 2013[a] to April 30, 2013 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,755	$12,148
Net realized gain (loss)	—	(128)
Net change in unrealized appreciation/depreciation	(105,870)	(10,101)

Net increase (decrease) in net assets resulting from operations	(90,115)	1,919

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	44,962,250	19,968,189

Net increase in net assets from capital share transactions	44,962,250	19,968,189

INCREASE IN NET ASSETS	44,872,135	19,970,108

NET ASSETS
Beginning of period	—	—

End of period	$44,872,135	$19,970,108

Undistributed net investment income included in net assets at end of period	$15,755	$12,148

SHARES ISSUED
Shares sold	450,000	200,000

Net increase in shares outstanding	450,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iSharesBond 2016 Corporate ex-Financials Term ETF

Period from Apr. 17, 2013[a] to Apr. 30, 2013 (Unaudited)
Net asset value, beginning of period	$99.50

Income from investment operations:
Net investment income[b]	0.01
Net realized and unrealized gain[c]	0.10

Total from investment operations	0.11

Net asset value, end of period	$99.61

Total return	0.12%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,961
Ratio of expenses to average net assets[e]	0.10%
Ratio of net investment income to average net assets[e]	0.37%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iSharesBond 2018 Corporate ex-Financials Term ETF

Period from Apr. 17, 2013[a] to Apr. 30, 2013 (Unaudited)
Net asset value, beginning of period	$99.50

Income from investment operations:
Net investment income[b]	0.03
Net realized and unrealized gain[c]	0.18

Total from investment operations	0.21

Net asset value, end of period	$99.71

Total return	0.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$109,686
Ratio of expenses to average net assets[e]	0.10%
Ratio of net investment income to average net assets[e]	0.79%
Portfolio turnover rate[f]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iSharesBond 2020 Corporate ex-Financials Term ETF

Period from Apr. 17, 2013[a] to Apr. 30, 2013 (Unaudited)
Net asset value, beginning of period	$99.50

Income from investment operations:
Net investment income[b]	0.05
Net realized and unrealized gain[c]	0.17

Total from investment operations	0.22

Net asset value, end of period	$99.72

Total return	0.22%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$44,872
Ratio of expenses to average net assets[e]	0.10%
Ratio of net investment income to average net assets[e]	1.27%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iSharesBond 2023 Corporate ex-Financials Term ETF

Period from Apr. 17, 2013[a] to Apr. 30, 2013 (Unaudited)
Net asset value, beginning of period	$99.50

Income from investment operations:
Net investment income[b]	0.06
Net realized and unrealized gain[c]	0.29

Total from investment operations	0.35

Net asset value, end of period	$99.85

Total return	0.35%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$19,970
Ratio of expenses to average net assets[e]	0.10%
Ratio of net investment income to average net assets[e]	1.71%
Portfolio turnover rate[f]	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iSharesBond Term ETF	Diversification Classification
2016 Corporate ex-Financials[a,b]	Non-diversified
2018 Corporate ex-Financials[a,c]	Non-diversified
2020 Corporate ex-Financials[a,d]	Non-diversified
2023 Corporate ex-Financials[a,e]	Non-diversified

[a]	The Fund commenced operations on April 17, 2013.
[b]	The iShares 2016 Investment Grade Corporate Bond ETF is doing business as the iSharesBond 2016 Corporate ex-Financials Term ETF.
[c]	The iShares 2018 Investment Grade Corporate Bond ETF is doing business as the iSharesBond 2018 Corporate ex-Financials Term ETF.
[d]	The iShares 2020 Investment Grade Corporate Bond ETF is doing business as the iSharesBond 2020 Corporate ex-Financials Term ETF.
[e]	The iShares 2023 Investment Grade Corporate Bond ETF is doing business as the iSharesBond 2023 Corporate ex-Financials Term ETF.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iSharesBond Term ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
2016 Corporate ex-Financials
Assets:
Corporate Bonds & Notes	$—	$9,808,351	$—	$9,808,351
Money Market Funds	266,115	—	—	266,115

	$266,115	$9,808,351	$—	$10,074,466

2018 Corporate ex-Financials
Assets:
Corporate Bonds & Notes	$—	$106,974,036	$—	$106,974,036
Money Market Funds	2,046,034	—	—	2,046,034

	$2,046,034	$106,974,036	$—	$109,020,070

2020 Corporate ex-Financials
Assets:
Corporate Bonds & Notes	$—	$43,794,606	$—	$43,794,606
Money Market Funds	10,577,705	—	—	10,577,705

	$10,577,705	$43,794,606	$—	$54,372,311

2023 Corporate ex-Financials
Assets:
Corporate Bonds & Notes	$—	$19,598,441	$—	$19,598,441
Money Market Funds	217,610	—	—	217,610

	$217,610	$19,598,441	$—	$19,816,051

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10% based on the average daily net assets of each Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended April 30, 2013 were as follows:

iSharesBond Term ETF	Purchases	Sales
2016 Corporate ex-Financials	$9,818,432	$—
2018 Corporate ex-Financials	1,183,465	1,520,436
2020 Corporate ex-Financials	43,918,520	—
2023 Corporate ex-Financials	19,685,584	76,314

In-kind transactions (see Note 4) for the period ended April 30, 2013 were as follows:

iSharesBond Term ETF	In-kind Purchases	In-kind Sales
2018 Corporate ex-Financials	$107,164,817	$—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iSharesBond Term ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
2016 Corporate ex-Financials	$10,081,360	$1,552	$(8,446)	$(6,894)
2018 Corporate ex-Financials	108,845,130	186,151	(11,211)	174,940
2020 Corporate ex-Financials	54,478,181	26,609	(132,479)	(105,870)
2023 Corporate ex-Financials	19,826,152	21,353	(31,454)	(10,101)

Management has reviewed the tax positions as of April 30, 2013, and has determined that no provision for income tax is required in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed the Advisory Contract.

At a meeting held on December 6-7, 2012, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any proposed advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or other funds that pursue investment strategies similar to those of the Funds, the Lipper Group included, in part, mutual funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the proposed investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Funds supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock in December 2009. The Board acknowledged that additional resources to support iShares funds and their shareholders have been added or enhanced since then, including, in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Funds would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Funds and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following each Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two year term, any adjustments in the Funds’ fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale had been taken into consideration by fixing the investment advisory fee rates at the low end of the market place, effectively giving shareholders of the Funds, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying indices as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive, services to be provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed. The Board acknowledged management’s assertion that the Funds’ advisory fee rates had been proposed,

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	41

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

in part, for competitive reasons in the ETF market, and was reflective of a discount to the full value of the services to be rendered by BFA to the Funds, in part because of the term nature of the Funds and the investors targeted by the Funds.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Funds’ securities lending agent, and its affiliates, in the event of any lending of the Funds’ securities. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-107-0413

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	June 27, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	June 27, 2013